             ANCHOR
             SERIES
             TRUST

                                                   ANNUAL
                                                   REPORT
                                                   DECEMBER 31, 2002

---------------------

                              ANCHOR SERIES TRUST

                               TABLE OF CONTENTS

                                                                                      PAGE
                                                                                      ----
                        Shareholder Letter..........................................    1
                        Money Market Portfolio......................................    4
                        Government and Quality Bond Portfolio.......................    6
                        Growth and Income Portfolio.................................    9
                        Growth Portfolio............................................   12
                        Capital Appreciation Portfolio..............................   16
                        Natural Resources Portfolio.................................   20
                        Multi-Asset Portfolio.......................................   22
                        Strategic Multi-Asset Portfolio.............................   27
                        Statement of Assets and Liabilities.........................   42
                        Statement of Operations.....................................   44
                        Statement of Changes in Net Assets..........................   46
                        Notes to Financial Statements...............................   50
                        Financial Highlights........................................   59
                        Report of Independent Accountants...........................   61
                        Trustee Information.........................................   62
                        Shareholder Tax Information.................................   63
                        Portfolios Market Review and Outlook........................   64

---------------------

            DEAR ANCHOR SERIES TRUST INVESTOR:

                  We are pleased to present our annual report for the Anchor
                Series Trust, the underlying investment portfolios for the ICAP II Variable Annuity issued by Anchor National Life Insurance Company and First SunAmerica Life Insurance Company.

                  The following information is from Wellington Management
                Company, LLP ("Wellington Management"), sub-adviser for the Anchor Series Trust portfolios. We believe this information will give you some insight into the markets over the past twelve months and how conditions affected the performance of your underlying investments.

                U.S. ECONOMY AND MARKETS IN REVIEW

                  The recession that plagued the economy in 2000 and 2001
                continued in 2002, marking the first time in over sixty years that the equity markets have posted three consecutive years of negative returns. After posting losses of -9.1% and -11.9% in 2000 and 2001, respectively, the Standard & Poors 500 (S&P 500) Index posted a return of -22.1% as of December 31, 2002.

                  Investor confidence suffered as layoff announcements and
                declining business spending picked up steam throughout the reporting period. The equity markets were also rocked by a series of corporate accounting scandals and fears of a military conflict in the Middle East. The only bright spot was the resilience of the U.S. consumer, who was buoyed primarily by a wave of mortgage refinancing driven by record-low interest rates. In fact, the markets rallied for nearly two months after bottoming in early October, but this rebound fell short, and by December the equity markets had retreated further into negative territory.

                  All major sectors of the market suffered losses in 2002,
                including the Technology (-37%) and Telecommunications (-34%) sectors that declined the most during the reporting period. Utilities companies (-30%) were devastated by the demise of Enron and other accusations of market manipulation. Defensive sectors, such as Materials (-5%) and Consumer Staples (-4%), held up better but were not immune to negative returns.

                BOND MARKET REVIEW

                  Amid the disappointing economic environment, the Federal
                Reserve Board held interest rates at low levels in 2002. Late in the year, they lowered the federal funds rate by an additional 50 basis points, bringing the benchmark rate to historic lows at 1.25%. This favorable interest rate environment, combined with a miserable equity market, made bonds the investment of choice for many investors. The Lehman Brothers Aggregate Index returned 10.3% for the year, outperforming equities by a full 32 percentage points -- the largest spread in recent history. Mortgage bonds fared well, but there seemed to be a bifurcation in the corporate bond market. Debt obligations of highly rated companies returned more than 10%, but investors grew weary of non-investment grade issues ("junk" bonds) as reflected in the Lehman Brothers High Yield Index return of -1.4% in 2002. Even after rallying in the fourth quarter, yield spreads on high-yielding bonds remained above historical averages, reflecting investors' skepticism in their ability to thrive in these tough times.
                                                           ---------------------

---------------------

                NON-U.S. MARKETS

                  International markets also experienced their third consecutive down year. The MSCI EAFE Index fell more than 15% in U.S. dollar terms, due in part to a weakening U.S. dollar that increased the value of overseas investments. Furthermore, developed economies struggled even more than emerging markets -- Germany (-44%, in local terms), France (-34%), and the United Kingdom (-24%) all endured significant declines in their equity markets. Asian markets fared better during the reporting period. Losses in Japan (-13%) and Hong Kong (-16%) were not as deep as they were in Europe.

                ANCHOR SERIES TRUST PORTFOLIO REVIEW

                  In one of the toughest investment climates in years, the
                Anchor Series Trust portfolios posted mixed results. For the year, five of the portfolios under-performed their stated benchmarks. The best absolute return for the year was from the Government & Quality Bond Portfolio, which gained 9.3%, as bonds rallied in the midst of the stock market decline. All three of the diversified equity portfolios lost more than 20% of their value in 2002, reflecting the pressure in U.S. stock markets. The multi-asset portfolios' losses were less because bond exposure provided some cushion. The Natural Resources Portfolio, on the other hand, performed well, gaining slightly more than 8% for the year.

                OUTLOOK

                  While the global growth environment for 2003 remains fragile, we believe that the major economies of the world may improve. Low inflation is in place around the globe, and many corporations are poised to provide increased earnings after two years of de-leveraging.

                  We also believe that consumer spending levels will moderate from 2002 levels as the effects of refinancing in the U.S. fade, and unemployment rates gradually rise around the world. The economy's resilience will be pressured by more layoffs, an impending conflict with Iraq, and an increase in energy costs. If a war ends quickly and in our favor, the economy may very well rebound, as geopolitical risks will begin to mitigate. The White House has already proposed additional stimulus in the form of new tax cuts, and lawmakers should maintain their lenient monetary policy until the economy begins to grow at a healthy rate again. We expect that corporate capital spending will slowly come back, and that 2003 will be a year of moderate gains.

---------------------
    2

---------------------

                  This concludes the overview from Wellington Management
                Company. We appreciate the confidence you place in us with your retirement assets, and we look forward to reporting to you once again in six months.

                Sincerely,

                /s/ JAY WINTROB
                Jay S. Wintrob
                Chief Executive Officer
                Anchor National Life Insurance Company
                First SunAmerica Life Insurance Company

                February 10, 2003

                IMPORTANT: ANCHOR NATIONAL LIFE WILL CHANGE ITS OFFICIAL NAME TO AIG SUNAMERICA LIFE ASSURANCE COMPANY AS OF MARCH 1, 2003.

                -------------------------------

                Note: All performance figures quoted are for the Anchor Series Trust. They do not reflect fees and charges associated with the variable annuity. Variable annuities are issued by Anchor National Life Insurance Company, except in New York, where they are issued by First SunAmerica Life Insurance Company, both subsidiaries of AIG SunAmerica, Inc. and members of the American International Group, Inc. (AIG) family of financial services companies. All products may not be available in all states. Variable annuities are sold by prospectus only, which has more information about charges, expenses and risks. Clients should read the prospectus carefully before investing. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59 1/2, a 10% federal tax penalty may apply. Past performance is no guarantee of future results.

                Investments in stocks and bonds are subject to risk, including stock market and interest rate fluctuations. Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Technology companies may be subject to additional risks. They may be affected by short product cycles, aggressive pricing of products and services, competition from new market entrants and obsolescence of existing technology. As a result, this portfolio's returns may be considerably more volatile than a fund that does not invest in technology companies. International investing may involve special risks, such as foreign taxation, currency risks, risks associated with possible differences in financial standards and other monetary and political risks associated with future political and economic developments. Investments in high-yield bonds have a higher degree of risk than investment in investment grade bonds. Changes in economic conditions or other circumstances may adversely affect a high-yield bond issuer's ability to make principal and interest payments. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other portfolios, are not guaranteed by the U.S. government or any other federal government entity.

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    MONEY MARKET PORTFOLIO             INVESTMENT PORTFOLIO -- DECEMBER 31, 2002

                                                                                     PRINCIPAL
                                      SHORT-TERM SECURITIES -- 99.1%                   AMOUNT        VALUE
                       ---------------------------------------------------------------------------------------
                       CERTIFICATES OF DEPOSIT -- 12.4%
                       American Express Centurion Bank 1.36% due 1/17/03...........  $  500,000   $   500,000
                       Canadian Imperial Bank Commerce NY 1.31% due 2/28/03........     750,000       750,000
                       Dexia Bank New York 1.32% due 3/10/03.......................     500,000       500,000
                       State Street Bank & Trust Co. 1.75% due 1/23/03.............     800,000       800,000
                       Toronto-Dominion Bank 1.75% due 8/12/03.....................     500,000       500,700
                                                                                                  ------------
                       TOTAL CERTIFICATES OF DEPOSIT (cost $3,050,700).............                 3,050,700
                                                                                                  ------------
                       COMMERCIAL PAPER -- 64.4%
                       Apreco, Inc. 1.36% due 2/07/03..............................     500,000       499,311
                       Archer Daniels Midland Co. 1.72% due 3/05/03................     900,000       897,291
                       Clipper Receivables Corp. 1.37% due 1/28/03.................     500,000       499,494
                       Coca-Cola Enterprises, Inc. 1.32% due 3/05/03...............     500,000       498,863
                       Columbia University Trustees 1.33% due 2/13/03..............     500,000       499,218
                       Corporate Asset Funding Co., Inc. 1.36% due 1/16/03.........     500,000       499,721
                       Corporate Receivables Corp. 1.37% due 1/16/03...............     500,000       499,719
                       DaimlerChrysler NA Holding Corp. 2.00% due 1/08/03..........     250,000       249,904
                       Delaware Funding Corp. 1.36% due 1/23/03....................     500,000       499,591
                       Edison Asset Security, LLC 1.35% due 1/23/03................     500,000       499,594
                       Falcon Asset Securitization Corp. 1.37% due 1/22/03.........     500,000       499,606
                       Galaxy Funding, Inc. 1.40% due 1/27/03......................     500,000       499,502
                       General Electric Capital Corp. 1.35% due 2/20/03............     950,000       948,245
                       GlaxoSmithKline Finance, PLC 1.34% due 1/29/03..............     750,000       749,230
                       Goldman Sachs Group LP 2.92% due 4/01/03....................     500,000       496,356
                       HBOS Treasury Services, PLC 1.80% due 1/23/03...............     800,000       799,135
                       Kittyhawk Funding 1.37% due 1/22/03.........................     500,000       499,606
                       Metlife, Inc. 1.65% due 1/13/03.............................     800,000       799,565
                       Nestle Capital Corp. 1.55% due 1/28/03......................     800,000       799,070
                       New York Life Capital Corp. 1.55% due 1/23/03...............     800,000       799,242
                       Park Avenue Receivables Corp. 1.35% due 2/03/03.............     500,000       499,381
                       Pfizer, Inc. 1.30% due 1/24/03..............................     750,000       749,377
                       Preferred Receivables Funding Corp. 1.36% due 1/27/03.......     500,000       499,516
                       Sysco Corp. 1.34% due 1/24/03...............................     600,000       599,486
                       Toyota Motor Credit Corp. 1.31% due 2/12/03.................     750,000       748,854
                       UBS Finance, Inc. 1.36% due 1/07/03.........................     750,000       749,832
                                                                                                  ------------
                       TOTAL COMMERCIAL PAPER (cost $15,878,709)...................                15,878,709
                                                                                                  ------------
                       CORPORATE SHORT-TERM NOTES -- 5.3%
                       Holmes Financing, PLC 1.42% due 10/15/03(1).................     300,000       300,000
                       Monumental Life Insurance Co. 1.86% due 3/31/03(2)..........   1,000,000     1,000,000
                                                                                                  ------------
                       TOTAL CORPORATE SHORT-TERM NOTES (cost $1,300,000)..........                 1,300,000
                                                                                                  ------------
                       U.S. GOVERNMENT & AGENCIES -- 17.0%
                       Federal Home Loan Banks 1.80% due 11/28/03..................   1,000,000     1,000,000
                       Federal Home Loan Banks 2.02% due 11/14/03..................     500,000       500,000
                       Federal Home Loan Mtg. Disc. Notes 1.30% due 3/06/03........   1,000,000       997,725
                       Federal National Mtg. Assoc. Disc. Notes 1.30% due
                         2/26/03...................................................     850,000       848,307
                       Federal National Mtg. Assoc. Disc. Notes 1.77% due
                         2/27/03...................................................     850,000       847,618
                                                                                                  ------------
                       TOTAL U.S. GOVERNMENT & AGENCIES (cost $4,193,650)..........                 4,193,650
                                                                                                  ------------
                       TOTAL SHORT-TERM SECURITIES (cost $24,423,059)..............                24,423,059
                                                                                                  ------------

---------------------

                                                                                     PRINCIPAL
                                       REPURCHASE AGREEMENT -- 1.2%                    AMOUNT        VALUE
                       ---------------------------------------------------------------------------------------
                       UBS Warburg, LLC Joint Repurchase Agreement Account (Note 2)
                         (cost $285,000)...........................................  $  285,000   $   285,000
                                                                                                  ------------

                       TOTAL INVESTMENTS --
                         (cost $24,708,059)                100.3%                                  24,708,059
                       Liabilities in excess of other
                       assets --                                    (0.3)                             (73,599)
                       ------                                                                     ------------
                       NET ASSETS --                       100.0%                                 $24,634,460
                       ------
                         --------
                                                                                                  ============

              -----------------------------

              (1) Security is a "floating rate" bond where the coupon rate fluctuates. The rate reflected is as of December 31, 2002.
              (2) Variable rate security -- the rate reflected is as of December 31, 2002.

              Portfolio breakdown as a percentage of net assets (excluding Repurchase Agreements) by industry.

                       Banks................................  18.6%   Drugs................................   3.1%
                       Government Agencies..................  17.0    Medical..............................   3.1
                       Insurance............................  10.6    Securities...........................   2.0
                       Food.................................   9.3    Schools..............................   2.0
                       Receivables..........................   8.1    Beverages............................   2.0
                       Finance..............................   6.9    Investment Company...................   2.0
                       Term Receivables.....................   6.1    Loans................................   1.2
                       Trade Receivables....................   6.1    Automotive...........................   1.0

              See Notes to Financial Statements.

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    GOVERNMENT AND QUALITY BOND
    PORTFOLIO                          INVESTMENT PORTFOLIO -- DECEMBER 31, 2002

                                                                                      PRINCIPAL
                                     ASSET-BACKED SECURITIES -- 4.0%                    AMOUNT           VALUE
                       --------------------------------------------------------------------------------------------
                       FINANCE -- 2.4%
                       BMW Vehicle Owner Trust 5.11% 2006..........................  $  2,540,000   $    2,656,864
                       Carmax Auto Owner Trust 4.23% 2007..........................     4,085,000        4,284,466
                       Ford Credit Auto Owner Trust 3.62% 2006.....................     4,435,000        4,523,031
                       Ford Credit Auto Owner Trust 7.37% 2004.....................     4,250,000        4,338,741
                       Household Automotive Trust 2.75% 2007.......................     2,805,000        2,846,401
                       Onyx Acceptance Auto Trust 3.75% 2006.......................     4,115,000        4,206,280
                       Toyota Auto Receivables Owner Trust 7.18% 2004..............     1,148,218        1,160,481
                                                                                                    ---------------
                                                                                                        24,016,264
                                                                                                    ---------------
                       TRANSPORTATION -- 1.6%
                       American Airlines, Inc., Pass-Thru Certificates 7.02%
                         2011......................................................     3,225,000        3,062,351
                       Continental Airlines, Inc., Pass-Thru Certificates 6.32%
                         2008......................................................     5,000,000        4,476,179
                       Continental Airlines, Inc., Pass-Thru Certificates 6.70%
                         2021......................................................     4,655,783        4,043,301
                       US Airways, Inc. Pass-Thru Certificates 7.08% 2021..........     4,837,468        4,995,290
                                                                                                    ---------------
                                                                                                        16,577,121
                                                                                                    ---------------
                       TOTAL ASSET-BACKED SECURITIES (cost $41,403,237)............                     40,593,385
                                                                                                    ---------------
                                                          BONDS & NOTES -- 91.4%
                       --------------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 1.7%
                       Lowe's Cos., Inc. 7.50% 2005................................     5,000,000        5,701,720
                       Target Corp. 5.50% 2007.....................................     5,000,000        5,398,425
                       Wal-Mart Stores, Inc. 6.75% 2023............................     5,000,000        5,680,235
                                                                                                    ---------------
                                                                                                        16,780,380
                                                                                                    ---------------
                       CONSUMER STAPLES -- 2.5%
                       Diageo Capital, PLC 6.13% 2005..............................     5,000,000        5,474,555
                       Gillette Co. 4.13% 2007.....................................     4,990,000        5,170,104
                       Kimberly-Clark Corp. 5.63% 2012.............................     5,000,000        5,482,850
                       Kraft Foods, Inc. 5.63% 2011................................     3,735,000        3,992,954
                       Unilever Capital Corp. 6.88% 2005...........................     5,000,000        5,606,090
                                                                                                    ---------------
                                                                                                        25,726,553
                                                                                                    ---------------
                       EDUCATION -- 0.6%
                       Stanford University 6.88% 2024..............................     5,000,000        5,722,650
                                                                                                    ---------------
                       ENERGY -- 1.0%
                       ConocoPhillips 3.63% 2007*..................................     5,000,000        5,042,390
                       Duke Energy Corp. 5.63% 2012................................     5,000,000        4,988,060
                                                                                                    ---------------
                                                                                                        10,030,450
                                                                                                    ---------------
                       FINANCE -- 8.9%
                       Ace INA Holding, Inc. 8.30% 2006............................     5,000,000        5,655,350
                       Alliance Capital Management LP 5.63% 2006...................     4,965,000        5,226,552
                       American Express Co. 3.75% 2007.............................     5,000,000        5,060,920
                       Axa 8.60% 2030..............................................     5,000,000        5,711,810

---------------------

                                                                                      PRINCIPAL
                                        BONDS & NOTES (CONTINUED)                       AMOUNT           VALUE
                       --------------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Bank of America Corp. 6.25% 2012............................  $  5,000,000   $    5,562,555
                       Citicorp 6.75% 2007.........................................     5,000,000        5,609,030
                       Countrywide Home Loans, Inc. 5.50% 2006.....................     5,000,000        5,316,525
                       Everest Reinsurance Holdings, Inc. 8.50% 2005...............     1,570,000        1,717,046
                       General Reinsurance Corp. 9.00% 2009........................     5,000,000        6,333,400
                       Hartford Life, Inc. 7.38% 2031..............................     5,000,000        5,568,275
                       Household Finance Corp. 6.38% 2011..........................     5,000,000        5,227,535
                       J.P. Morgan & Co., Inc. 6.25% 2005..........................     5,000,000        5,351,805
                       John Hancock Funds 7.38% 2024...............................     5,000,000        5,211,400
                       Ohio National Life Insurance Co. 8.50% 2026 *...............       200,000          218,620
                       Postal Square LP 8.95% 2022.................................     4,412,400        6,076,978
                       Private Export Funding Corp. 5.34% 2006.....................     5,000,000        5,450,115
                       US Bancorp 7.50% 2026.......................................       400,000          472,183
                       Verizon Global Funding Corp. 6.88% 2012.....................     5,000,000        5,576,525
                       Wells Fargo Financial, Inc. 5.50% 2012......................     5,000,000        5,289,355
                                                                                                    ---------------
                                                                                                        90,635,979
                                                                                                    ---------------
                       HEALTHCARE -- 0.4%
                       UnitedHealth Group, Inc. 5.20% 2007.........................     1,640,000        1,735,717
                       UnitedHealth Group, Inc. 7.50% 2005.........................     2,250,000        2,538,110
                                                                                                    ---------------
                                                                                                         4,273,827
                                                                                                    ---------------
                       INDUSTRIAL & COMMERCIAL -- 2.7%
                       FedEx Corp. 6.72% 2022......................................     4,601,722        5,079,703
                       General Electric Capital Corp. 6.75% 2032...................     5,000,000        5,527,950
                       SCL Terminal Aereo Santiago SA 6.95% 2012 *.................     4,669,953        5,177,343
                       United Parcel Service, Inc. 8.38% 2020......................     5,000,000        6,508,960
                       United Technologies Corp. 6.63% 2004........................     5,000,000        5,410,775
                                                                                                    ---------------
                                                                                                        27,704,731
                                                                                                    ---------------
                       INFORMATION & ENTERTAINMENT -- 0.9%
                       Reed Elsevier Capital, Inc. 6.75% 2011......................     2,705,000        3,052,993
                       Viacom, Inc. 6.40% 2006.....................................     5,000,000        5,520,145
                                                                                                    ---------------
                                                                                                         8,573,138
                                                                                                    ---------------
                       INFORMATION TECHNOLOGY -- 1.4%
                       Computer Sciences Corp. 7.38% 2011..........................     3,280,000        3,759,894
                       Hewlett-Packard Co. 7.15% 2005..............................     5,000,000        5,495,555
                       Pitney Bowes, Inc. 5.50% 2004...............................     5,000,000        5,221,880
                                                                                                    ---------------
                                                                                                        14,477,329
                                                                                                    ---------------
                       MATERIALS -- 0.5%
                       Alcoa, Inc. 4.25% 2007......................................     5,000,000        5,205,720
                                                                                                    ---------------
                       NON-U.S. GOVERNMENT OBLIGATIONS -- 0.5%
                       Province of British Columbia 4.63% 2006.....................     5,000,000        5,306,460
                                                                                                    ---------------
                       U.S. GOVERNMENT AGENCIES -- 40.6%
                       Federal Home Loan Mtg. Corp. 4.75% 2017.....................     1,982,000        2,031,267
                       Federal Home Loan Mtg. Corp. 7.50% 2027.....................        78,218           83,500
                       Federal Home Loan Mtg. Corp. 14.75% 2010....................        28,114           33,976
                       Federal National Mtg. Assoc. 6.00% 2032.....................     1,994,037        2,064,149
                       Federal National Mtg. Assoc. 6.00% TBA......................    21,000,000       21,933,438

                                                           ---------------------

                                                                                      PRINCIPAL
                                        BONDS & NOTES (CONTINUED)                       AMOUNT           VALUE
                       --------------------------------------------------------------------------------------------
                       U.S. GOVERNMENT AGENCIES (continued)
                       FxFederal National Mtg. Assoc. 6.50% TBA....................  $ 71,670,000   $   75,567,056
                       Government National Mtg. Assoc. 5.50% 2032..................    49,915,653       51,308,061
                       Government National Mtg. Assoc. 6.00% 2028 -- 2032..........    64,200,827       66,932,582
                       Government National Mtg. Assoc. 6.50% 2009 -- 2032..........   131,446,310      138,189,961
                       Government National Mtg. Assoc. 7.00% 2009 -- 2031..........    17,777,698       18,915,543
                       Government National Mtg. Assoc. 7.50% 2022 -- 2029..........    24,598,947       26,330,893
                       Government National Mtg. Assoc. 8.00% 2029 -- 2031..........     6,865,385        7,423,283
                       Government National Mtg. Assoc. 10.00% 2013 -- 2017.........       411,459          469,014
                       Government National Mtg. Assoc. 11.50% 2014.................         3,345            3,896
                       Government National Mtg. Assoc. 12.00% 2016.................         2,338            2,759
                       Government National Mtg. Assoc. 12.75% 2014.................        40,539           48,338
                       Government National Mtg. Assoc. 13.50% 2014.................         3,882            4,688
                                                                                                    ---------------
                                                                                                       411,342,404
                                                                                                    ---------------
                       U.S. GOVERNMENT OBLIGATIONS -- 28.5%
                       United States Treasury Bonds 5.38% 2031@....................   100,000,000      109,015,600
                       United States Treasury Bonds 10.38% 2012....................    20,000,000       26,731,240
                       United States Treasury Notes 2.00% 2004.....................    25,000,000       25,207,025
                       United States Treasury Notes 2.88% 2004.....................   100,000,000      102,210,900
                       United States Treasury Notes 3.38% 2004.....................    15,000,000       15,406,050
                       United States Treasury Notes 5.88% 2004.....................    10,000,000       10,800,390
                                                                                                    ---------------
                                                                                                       289,371,205
                                                                                                    ---------------
                       UTILITIES -- 1.2%
                       Hydro-Quebec 8.40% 2022.....................................     5,000,000        6,598,805
                       KeySpan Corp. 6.15% 2006....................................     5,000,000        5,432,425
                                                                                                    ---------------
                                                                                                        12,031,230
                                                                                                    ---------------
                       TOTAL BONDS & NOTES (cost $889,027,547).....................                    927,182,056
                                                                                                    ---------------
                       TOTAL INVESTMENT SECURITIES (cost $930,430,784).............                    967,775,441
                                                                                                    ---------------
                       REPURCHASE AGREEMENT -- 6.3%
                       --------------------------------------------------------------------------------------------
                       UBS Warburg, LLC Joint Repurchase Agreement Account (Note 2)
                         (cost $63,795,000)........................................    63,795,000       63,795,000
                                                                                                    ---------------

                       TOTAL INVESTMENTS --
                         (cost $994,225,784)                      101.7%                             1,031,570,441
                       Liabilities in excess of other
                         assets --                                 (1.7)                               (16,795,247)
                                                                 -------                            ---------------
                       NET ASSETS --                              100.0%                            $1,014,775,194
                                                                 -------                            ===============
                                                                 -------

              -----------------------------

              Pass-Thru Certificates -- These certificates are backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.
              * Securities exempt from registration under 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.
              TBA -- Securities purchased on a forward commitment basis with an approximate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.
              @ The security or a portion thereof represents collateral for TBA.

              See Notes to Financial Statements.

---------------------
    8

---------------------

    ANCHOR SERIES TRUST
    GROWTH AND INCOME
    PORTFOLIO                          INVESTMENT PORTFOLIO -- DECEMBER 31, 2002

                                          COMMON STOCK -- 98.0%                       SHARES        VALUE
                       --------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 7.6%
                       Apparel & Textiles -- 1.0%
                       Nike, Inc., Class B.........................................     4,400    $   195,668
                       Housing & Household Durables -- 0.8%
                       Masco Corp. ................................................     6,900        145,245
                       Retail -- 5.8%
                       Costco Wholesale Corp.+.....................................     4,300        120,658
                       CVS Corp. ..................................................     9,400        234,718
                       Home Depot, Inc. ...........................................    10,500        251,580
                       Safeway, Inc.+..............................................     8,800        205,568
                       Wal-Mart Stores, Inc. ......................................     5,200        262,652
                                                                                                 ------------
                                                                                                   1,416,089
                                                                                                 ------------
                       CONSUMER STAPLES -- 6.4%
                       Food, Beverage & Tobacco -- 3.2%
                       General Mills, Inc. ........................................     5,500        258,225
                       PepsiCo, Inc. ..............................................     8,000        337,760
                       Household & Personal Products -- 3.2%
                       Gillette Co. ...............................................     8,200        248,952
                       Kimberly-Clark Corp. .......................................     5,300        251,591
                       Procter & Gamble Co. .......................................     1,200        103,128
                                                                                                 ------------
                                                                                                   1,199,656
                                                                                                 ------------
                       ENERGY -- 7.9%
                       Energy Services -- 1.9%
                       FPL Group, Inc. ............................................     1,700        102,221
                       Schlumberger, Ltd...........................................     6,100        256,749
                       Energy Sources -- 6.0%
                       ChevronTexaco Corp. ........................................     4,500        299,160
                       ConocoPhillips..............................................     4,200        203,238
                       Exxon Mobil Corp. ..........................................    17,400        607,956
                                                                                                 ------------
                                                                                                   1,469,324
                                                                                                 ------------
                       FINANCE -- 19.8%
                       Banks -- 7.3%
                       Bank of America Corp. ......................................     5,900        410,463
                       Bank One Corp. .............................................     7,600        277,780
                       KeyCorp.....................................................     8,200        206,148
                       State Street Corp. .........................................     3,100        120,900
                       Wachovia Corp. .............................................     9,300        338,892
                       Financial Services -- 6.9%
                       Citigroup, Inc. ............................................    17,367        611,144
                       Fannie Mae..................................................     2,300        147,959
                       Goldman Sachs Group, Inc. ..................................     2,600        177,060
                       Household International, Inc. ..............................     3,400         94,554
                       Merrill Lynch & Co., Inc. ..................................     6,500        246,675

                                                           ---------------------

                                         COMMON STOCK (CONTINUED)                     SHARES        VALUE
                       --------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Insurance -- 5.6%
                       American International Group, Inc.#.........................     8,375    $   484,494
                       Hartford Financial Services Group, Inc. ....................     3,000        136,290
                       Marsh & McLennan Cos., Inc. ................................     5,100        235,671
                       Travelers Property Casualty Corp., Class B+.................    12,800        187,520
                                                                                                 ------------
                                                                                                   3,675,550
                                                                                                 ------------
                       HEALTHCARE -- 16.6%
                       Drugs -- 14.5%
                       Abbott Laboratories.........................................     8,200        328,000
                       Amgen, Inc.+................................................     4,300        207,862
                       Eli Lilly & Co. ............................................     4,800        304,800
                       Genzyme Corp.+..............................................     5,000        147,850
                       Johnson & Johnson...........................................     1,900        102,049
                       Merck & Co., Inc. ..........................................     3,400        192,474
                       Pfizer, Inc. ...............................................    16,500        504,405
                       Pharmacia Corp. ............................................     5,680        237,424
                       Schering-Plough Corp. ......................................    13,400        297,480
                       Wyeth.......................................................    10,100        377,740
                       Health Services -- 1.0%
                       HCA, Inc. ..................................................     4,300        178,450
                       Medical Products -- 1.1%
                       Baxter International, Inc. .................................     3,900        109,200
                       Guidant Corp.+..............................................     3,100         95,635
                                                                                                 ------------
                                                                                                   3,083,369
                                                                                                 ------------
                       INDUSTRIAL & COMMERCIAL -- 10.0%
                       Aerospace & Military Technology -- 2.5%
                       Boeing Co. .................................................     6,500        214,435
                       Lockheed Martin Corp. ......................................     1,800        103,950
                       Northrop Grumman Corp. .....................................     1,600        155,200
                       Business Services -- 1.9%
                       Accenture, Ltd., Class A+...................................    11,700        210,483
                       Waste Management, Inc. .....................................     6,200        142,104
                       Machinery -- 1.0%
                       Caterpillar, Inc. ..........................................     4,000        182,880
                       Multi-Industry -- 3.6%
                       3M Co. .....................................................     1,000        123,300
                       General Electric Co. .......................................    22,400        545,440
                       Transportation -- 1.0%
                       Fedex Corp. ................................................     3,400        184,348
                                                                                                 ------------
                                                                                                   1,862,140
                                                                                                 ------------
                       INFORMATION & ENTERTAINMENT -- 6.2%
                       Broadcasting & Media -- 5.4%
                       AOL Time Warner, Inc.+......................................    28,300        370,730
                       Comcast Corp., Special Class A..............................    12,000        271,080
                       Gannett Co., Inc. ..........................................     3,000        215,400
                       Omnicom Group, Inc. ........................................     2,300        148,580
                       Leisure & Tourism -- 0.8%
                       McDonald's Corp. ...........................................     9,400        151,152
                                                                                                 ------------
                                                                                                   1,156,942
                                                                                                 ------------

---------------------
    10

                                         COMMON STOCK (CONTINUED)                     SHARES        VALUE
                       --------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY -- 18.1%
                       Computers & Business Equipment -- 4.0%
                       Hewlett-Packard Co. ........................................    19,257    $   334,302
                       International Business Machines Corp. ......................     5,400        418,500
                       Electronics -- 2.6%
                       Intel Corp. ................................................    22,200        345,654
                       Texas Instruments, Inc. ....................................     9,200        138,092
                       Software -- 6.9%
                       Automatic Data Processing, Inc. ............................     5,100        200,175
                       Microsoft Corp.+............................................    16,800        868,560
                       Oracle Corp.+...............................................    20,000        216,000
                       Telecommunications -- 4.6%
                       Cisco Systems, Inc.+........................................    25,200        330,120
                       SBC Communications, Inc. ...................................    12,000        325,320
                       Verizon Communications, Inc. ...............................     5,100        197,625
                                                                                                 ------------
                                                                                                   3,374,348
                                                                                                 ------------
                       MATERIALS -- 4.0%
                       Chemicals -- 1.4%
                       Dow Chemical Co. ...........................................     8,600        255,420
                       Forest Products -- 1.3%
                       International Paper Co. ....................................     6,900        241,293
                       Metals & Minerals -- 1.3%
                       Alcoa, Inc. ................................................    10,700        243,746
                                                                                                 ------------
                                                                                                     740,459
                                                                                                 ------------
                       UTILITIES -- 1.4%
                       Electric Utilities -- 1.4%
                       Exelon Corp. ...............................................     4,825        254,615
                                                                                                 ------------
                       TOTAL INVESTMENT SECURITIES (cost $19,037,901)..............               18,232,492
                                                                                                 ------------

                                                                                     PRINCIPAL
                       REPURCHASE AGREEMENT -- 2.4%                                   AMOUNT
                       --------------------------------------------------------------------------------------
                       UBS Warburg, LLC Joint Repurchase Agreement Account (Note 2)
                         (cost $450,000)...........................................  $450,000        450,000
                                                                                                 ------------
                       TOTAL INVESTMENTS --
                         (cost $19,487,901)                100.4%                                 18,682,492
                       Liabilities in excess of other
                       assets --                            (0.4)                                    (72,659)
                                                           ------                                ------------
                       NET ASSETS --                       100.0%                                $18,609,833
                                                           ------                                ============
                                                           ------

              -----------------------------

              +  Non-income producing security.
              # Security represents an investment in an affiliated company.

              See Notes to Financial Statements.

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    GROWTH PORTFOLIO                   INVESTMENT PORTFOLIO -- DECEMBER 31, 2002

                                          COMMON STOCK -- 99.2%                        SHARES         VALUE
                       ----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 9.3%
                       Apparel & Textiles -- 1.3%
                       Chico's FAS, Inc. ..........................................      80,000   $  1,512,800
                       Columbia Sportswear Co.+....................................      42,400      1,883,408
                       Liz Claiborne, Inc. ........................................      93,200      2,763,380
                       Too, Inc.+..................................................      34,100        802,032
                       Automotive -- 0.3%
                       Polaris Industries, Inc. ...................................      30,100      1,763,860

                       Housing & Household Durables -- 2.1%
                       D.R. Horton, Inc. ..........................................     147,150      2,553,053
                       Masco Corp. ................................................     320,200      6,740,210
                       Mohawk Industries, Inc.+....................................      44,700      2,545,665

                       Retail -- 5.6%
                       CDW Computer Centers, Inc.+.................................      26,500      1,162,025
                       CVS Corp. ..................................................     177,900      4,442,163
                       Home Depot, Inc. ...........................................     249,700      5,982,812
                       Linens 'n Things, Inc.+.....................................      76,000      1,717,600
                       Michaels Stores, Inc.+......................................      62,600      1,959,380
                       Safeway, Inc.+..............................................     264,800      6,185,728
                       Wal-Mart Stores, Inc. ......................................     195,900      9,894,909
                                                                                                  -------------
                                                                                                    51,909,025
                                                                                                  -------------
                       CONSUMER STAPLES -- 4.7%
                       Food, Beverage & Tobacco -- 2.4%
                       Constellation Brands, Inc., Class A+........................     105,600      2,503,776
                       General Mills, Inc. ........................................      57,600      2,704,320
                       Pepsi Bottling Group, Inc. .................................      29,400        755,580
                       PepsiCo, Inc. ..............................................     171,400      7,236,508

                       Household & Personal Products -- 2.3%
                       Gillette Co. ...............................................     194,800      5,914,128
                       Kimberly-Clark Corp. .......................................     146,600      6,959,102
                                                                                                  -------------
                                                                                                    26,073,414
                                                                                                  -------------
                       ENERGY -- 6.7%
                       Energy Services -- 1.0%
                       Schlumberger, Ltd. .........................................     127,300      5,358,057

                       Energy Sources -- 5.7%
                       Chesapeake Energy Corp. ....................................     242,800      1,879,272
                       ChevronTexaco Corp. ........................................      97,300      6,468,504
                       EOG Resources, Inc. ........................................     170,600      6,810,352
                       Exxon Mobil Corp. ..........................................     425,700     14,873,958
                       Swift Energy Co.+...........................................     172,300      1,666,141
                                                                                                  -------------
                                                                                                    37,056,284
                                                                                                  -------------
                       FINANCE -- 19.3%
                       Banks -- 7.3%
                       Bank of America Corp. ......................................     113,600      7,903,152
                       Bank One Corp. .............................................     270,800      9,897,740
                       Banknorth Group, Inc. ......................................     108,700      2,456,620
                       KeyCorp.....................................................     167,800      4,218,492

---------------------
    12

                                         COMMON STOCK (CONTINUED)                      SHARES         VALUE
                       ----------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Banks (continued)
                       Sovereign Bancorp, Inc. ....................................     197,300   $  2,772,065
                       UnionBanCal Corp. ..........................................     162,400      6,377,448
                       Wachovia Corp. .............................................     183,000      6,668,520

                       Financial Services -- 7.1%
                       Citigroup, Inc. ............................................     403,246     14,190,227
                       Countrywide Finanical Corp. ................................      52,000      2,685,800
                       Federated Investors, Inc. ..................................      33,300        844,821
                       Household International, Inc. ..............................     154,400      4,293,864
                       Investment Technology Group, Inc.+..........................      17,300        386,828
                       Legg Mason, Inc. ...........................................     148,900      7,227,606
                       MBIA, Inc. .................................................      21,500        942,990
                       Merrill Lynch & Co., Inc. ..................................     209,600      7,954,320
                       Providian Financial Corp.+..................................     168,400      1,092,916

                       Insurance -- 4.9%
                       Ambac Financial Group, Inc. ................................      37,500      2,109,000
                       American International Group, Inc.#.........................     139,252      8,055,728
                       Arthur J. Gallagher & Co. ..................................      77,300      2,271,074
                       Manulife Financial Corp. ...................................     133,500      2,898,285
                       Marsh & McLennan Cos., Inc. ................................     176,600      8,160,686
                       St. Paul Cos., Inc. ........................................     111,400      3,793,170
                                                                                                  -------------
                                                                                                   107,201,352
                                                                                                  -------------
                       HEALTHCARE -- 16.0%
                       Drugs -- 10.5%
                       Abbott Laboratories.........................................     221,400      8,856,000
                       Caremark Rx, Inc.+..........................................     111,900      1,818,375
                       Eli Lilly & Co. ............................................     118,200      7,505,700
                       Gilead Sciences, Inc.+......................................     100,100      3,403,400
                       King Pharmaceuticals, Inc.+.................................     102,800      1,767,132
                       Pfizer, Inc. ...............................................     340,900     10,421,313
                       Pharmacia Corp. ............................................     209,339      8,750,370
                       Schering-Plough Corp. ......................................     281,200      6,242,640
                       Watson Pharmaceuticals, Inc.+...............................      82,700      2,337,929
                       Wyeth.......................................................     198,600      7,427,640

                       Health Services -- 1.7%
                       Anthem, Inc.+...............................................      38,500      2,421,650
                       HCA, Inc. ..................................................      95,900      3,979,850
                       Tenet Healthcare Corp.+.....................................      19,400        318,160
                       Triad Hospitals, Inc.+......................................      89,900      2,681,717

                       Medical Products -- 3.8%
                       Albany Molecular Research, Inc.+............................     154,900      2,291,126
                       Edwards Lifesciences Corp.+.................................      98,100      2,498,607
                       Guidant Corp.+..............................................     164,800      5,084,080
                       Henry Schein, Inc.+.........................................      43,900      1,975,500
                       IDEC Pharmaceuticals Corp.+.................................      88,700      2,942,179
                       Laboratory Corp. of America Holdings+.......................     261,500      6,077,260
                                                                                                  -------------
                                                                                                    88,800,628
                                                                                                  -------------
                       INDUSTRIAL & COMMERCIAL -- 10.2%
                       Aerospace & Military Technology -- 2.1%
                       Boeing Co. .................................................     151,000      4,981,490
                       Northrop Grumman Corp. .....................................      67,200      6,518,400

                       Business Services -- 1.9%
                       Accenture, Ltd., Class A+...................................     355,300      6,391,847
                       Waste Management, Inc. .....................................     171,600      3,933,072

                                                           ---------------------

                                         COMMON STOCK (CONTINUED)                      SHARES         VALUE
                       ----------------------------------------------------------------------------------------
                       INDUSTRIAL & COMMERCIAL (continued)
                       Machinery -- 0.6%
                       ITT Industries, Inc. .......................................      58,900   $  3,574,641

                       Multi-Industry -- 3.5%
                       3M Co. .....................................................      49,000      6,041,700
                       General Electric Co. .......................................     561,900     13,682,265

                       Transportation -- 2.1%
                       CNF, Inc. ..................................................      51,100      1,698,564
                       EGL, Inc.+..................................................     117,900      1,680,075
                       Fedex Corp. ................................................     152,300      8,257,706
                                                                                                  -------------
                                                                                                    56,759,760
                                                                                                  -------------
                       INFORMATION & ENTERTAINMENT -- 7.4%
                       Broadcasting & Media -- 5.6%
                       AOL Time Warner, Inc.+......................................     538,100      7,049,110
                       Catalina Marketing Corp.+...................................      26,800        495,800
                       Comcast Corp., Sp Class A+..................................     327,200      7,391,448
                       Cox Radio, Inc.+............................................      17,800        406,018
                       Gannett Co., Inc. ..........................................      84,300      6,052,740
                       Omnicom Group, Inc. ........................................     148,700      9,606,020

                       Leisure & Tourism -- 1.8%
                       Brinker International, Inc.+................................     102,500      3,305,625
                       CEC Entertainment, Inc.+....................................      37,000      1,135,900
                       Darden Restaurants, Inc. ...................................      94,900      1,940,705
                       McDonald's Corp. ...........................................     245,600      3,949,248
                                                                                                  -------------
                                                                                                    41,332,614
                                                                                                  -------------
                       INFORMATION TECHNOLOGY -- 18.9%
                       Computers & Business Equipment -- 3.1%
                       Hewlett-Packard Co. ........................................     504,159      8,752,200
                       International Business Machines Corp. ......................     107,100      8,300,250

                       Electronics -- 4.5%
                       Cabot Microelectronics Corp.+...............................      35,600      1,680,320
                       Fairchild Semiconductor International, Inc., Class A+.......     130,800      1,400,868
                       Intel Corp. ................................................     444,100      6,914,637
                       International Rectifier Corp.+..............................     213,600      3,943,056
                       Lattice Semiconductor Corp.+................................      79,000        692,830
                       Novellus Systems, Inc.+.....................................      30,500        856,440
                       Sanmina-SCI Corp.+..........................................     354,300      1,590,807
                       Symbol Technologies, Inc. ..................................     107,562        884,160
                       Texas Instruments, Inc. ....................................     211,600      3,176,116
                       Waters Corp.+...............................................     194,700      4,240,566

                       Software -- 7.4%
                       Automatic Data Processing, Inc. ............................      58,500      2,296,125
                       Cadence Design Systems, Inc. ...............................     588,300      6,936,057
                       Manhattan Associates, Inc.+.................................      64,600      1,528,436
                       Microsoft Corp.+............................................     343,400     17,753,780
                       Oracle Corp.+...............................................     405,400      4,378,320
                       Sungard Data Systems, Inc. .................................     284,200      6,695,752
                       Verity, Inc.+...............................................     101,300      1,356,508

                       Telecommunications -- 3.9%
                       Cisco Systems, Inc.+........................................     567,200      7,430,320
                       Comverse Technology, Inc.+..................................      79,600        797,592
                       Nextel Communications, Inc.+................................     247,100      2,854,005

---------------------
    14

                                         COMMON STOCK (CONTINUED)                      SHARES         VALUE
                       ----------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Telecommunications (continued)
                       SBC Communications, Inc. ...................................     348,800   $  9,455,968
                       Tekelec, Inc.+..............................................     110,100      1,150,545
                                                                                                  -------------
                                                                                                   105,065,658
                                                                                                  -------------
                       MATERIALS -- 4.4%
                       Chemicals -- 1.5%
                       Dow Chemical Co. ...........................................     279,500      8,301,150

                       Forest Products -- 1.4%
                       International Paper Co. ....................................     128,300      4,486,651
                       Smurfit-Stone Container Corp.+..............................     222,800      3,429,115

                       Metals & Minerals -- 1.5%
                       Alcoa, Inc. ................................................     225,000      5,125,500
                       Pactiv Corp.+...............................................     148,700      3,250,582
                                                                                                  -------------
                                                                                                    24,592,998
                                                                                                  -------------
                       UTILITIES -- 2.3%
                       Electric Utilities -- 2.3%
                       Cinergy Corp. ..............................................     193,500      6,524,820
                       Exelon Corp. ...............................................     115,300      6,084,381
                                                                                                  -------------
                                                                                                    12,609,201
                                                                                                  -------------
                       TOTAL INVESTMENT SECURITIES (cost $573,890,912).............                551,400,934
                                                                                                  -------------
                                                                                     PRINCIPAL
                       REPURCHASE AGREEMENT -- 0.8%                                    AMOUNT
                       ----------------------------------------------------------------------------------------
                       UBS Warburg, LLC Joint Repurchase Agreement Account (Note 2)
                         (cost $4,205,000).........................................  $4,205,000      4,205,000
                                                                                                  -------------

                       TOTAL INVESTMENTS --
                         (cost $578,095,912)               100.0%                                  555,605,934
                       Other assets less liabilities --      0.0                                        95,370
                                                           ------                                 -------------
                       NET ASSETS --                       100.0%                                 $555,701,304
                                                           ------                                 =============
                                                           ------

              -----------------------------

              +  Non-income producing security.
              # Security represents an investment in an affiliated company.

              See Notes to Financial Statements.

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    CAPITAL APPRECIATION
    PORTFOLIO                          INVESTMENT PORTFOLIO -- DECEMBER 31, 2002

                                          COMMON STOCK -- 95.1%                        SHARES           VALUE
                       -------------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 7.9%
                       Apparel & Textiles -- 1.1%
                       Adidas-Salomon AG...........................................       85,000   $    7,336,177
                       Industria de Diseno Textil SA...............................      193,525        4,568,395

                       Automotive -- 0.2%
                       Advanced Auto Parts, Inc.+..................................       59,300        2,899,770

                       Retail -- 6.6%
                       Bed Bath & Beyond, Inc.+....................................      700,000       24,171,000
                       CVS Corp. ..................................................      250,000        6,242,500
                       Gap, Inc. ..................................................      450,000        6,984,000
                       Home Depot, Inc. ...........................................      177,500        4,252,900
                       Lowe's Cos., Inc. ..........................................      640,500       24,018,750
                       Monsanto Co. ...............................................      321,750        6,193,688
                                                                                                   ---------------
                                                                                                       86,667,180
                                                                                                   ---------------
                       CONSUMER STAPLES -- 3.0%
                       Food, Beverage & Tobacco -- 2.4%
                       Bunge, Ltd. ................................................      250,000        6,015,000
                       PepsiCo, Inc. ..............................................      375,000       15,832,500
                       Philip Morris Cos., Inc. ...................................      106,700        4,324,551

                       Household & Personal Products -- 0.6%
                       Kimberly-Clark Corp. .......................................      138,700        6,584,089
                                                                                                   ---------------
                                                                                                       32,756,140
                                                                                                   ---------------
                       EDUCATION -- 0.2%
                       Education -- 0.2%
                       Career Education Corp.+.....................................       48,000        1,920,000
                                                                                                   ---------------

                       ENERGY -- 0.6%
                       Energy Sources -- 0.6%
                       Encana Corp. ...............................................      199,000        6,188,900
                                                                                                   ---------------

                       FINANCE -- 11.4%
                       Financial Services -- 6.8%
                       Capital One Financial Corp. ................................      410,000       12,185,200
                       Citigroup, Inc. ............................................      510,976       17,981,245
                       Freddie Mac.................................................      280,000       16,534,000
                       MBIA, Inc. .................................................      290,400       12,736,944
                       Merrill Lynch & Co., Inc. ..................................      375,000       14,231,250

                       Insurance -- 4.6%
                       Ace, Ltd. ..................................................      550,300       16,145,802
                       AMBAC Financial Group, Inc. ................................      319,600       17,974,304
                       St. Paul Cos., Inc. ........................................      472,200       16,078,410
                                                                                                   ---------------
                                                                                                      123,867,155
                                                                                                   ---------------

---------------------

                                         COMMON STOCK (CONTINUED)                      SHARES           VALUE
                       -------------------------------------------------------------------------------------------
                       HEALTHCARE -- 30.9%
                       Drugs -- 18.3%
                       Abbott Laboratories.........................................      290,000   $   11,600,000
                       Amylin Pharmaceuticals, Inc.+...............................      311,300        5,024,382
                       AstraZeneca, PLC ADR........................................      965,000       33,861,850
                       Cephalon, Inc.+.............................................       75,000        3,650,100
                       Eli Lilly & Co. ............................................      250,000       15,875,000
                       Forest Laboratories, Inc.+..................................      158,500       15,567,870
                       Genzyme Corp.+..............................................      711,000       21,024,270
                       Gilead Sciences, Inc.+......................................      451,900       15,364,600
                       King Pharmaceuticals, Inc.+.................................      225,000        3,867,750
                       KisseiI Pharmaceutical Co., Ltd.+...........................      225,000        3,201,836
                       Pharmaceutical Product Development, Inc.+...................      103,400        3,026,518
                       Pharmacia Corp. ............................................      252,500       10,554,500
                       Schering-Plough Corp. ......................................    1,309,100       29,062,020
                       Serono SA ADR...............................................    1,371,200       18,593,472
                       Shionogi & Co., Ltd. .......................................      660,000        9,325,362

                       Health Services -- 5.3%
                       HCA, Inc. ..................................................      380,000       15,770,000
                       Health Net, Inc.+...........................................      150,000        3,960,000
                       Triad Hospitals, Inc.+......................................      315,000        9,396,450
                       UnitedHealth Group, Inc. ...................................      275,000       22,962,500
                       Wellpoint Health Networks, Inc.+............................       75,000        5,337,000

                       Medical Products -- 7.3%
                       Amersham, PLC...............................................      960,871        8,598,661
                       Beckman Coulter, Inc. ......................................      285,000        8,413,200
                       Becton Dickinson & Co. .....................................       85,000        2,608,650
                       C.R. Bard, Inc. ............................................      110,000        6,380,000
                       Gambro AB...................................................    1,695,900        9,460,680
                       Laboratory Corp. of America Holdings+.......................      479,500       11,143,580
                       McKesson Corp. .............................................      456,200       12,331,086
                       St. Jude Medical, Inc.+.....................................      530,000       21,051,600
                                                                                                   ---------------
                                                                                                      337,012,937
                                                                                                   ---------------
                       INDUSTRIAL & COMMERCIAL -- 7.2%
                       Aerospace & Military Technology -- 0.8%
                       Northrop Grumman Corp. .....................................       85,000        8,245,000

                       Business Services -- 4.6%
                       Accenture, Ltd., Class A+...................................      297,200        5,346,628
                       Cendant Corp.+..............................................      713,800        7,480,624
                       First Data Corp. ...........................................    1,060,000       37,534,600

                       Machinery -- 0.7%
                       AGCO Corp.+.................................................      325,000        7,182,500

                       Transportation -- 1.1%
                       Exel, PLC...................................................      550,000        6,090,348
                       FedEx Corp. ................................................      115,000        6,235,300
                                                                                                   ---------------
                                                                                                       78,115,000
                                                                                                   ---------------
                       INFORMATION & ENTERTAINMENT -- 19.4%
                       Broadcasting & Media -- 13.6%
                       AOL Time Warner, Inc.+......................................    1,515,600       19,854,360
                       Clear Channel Communications, Inc.+.........................      714,023       26,625,918
                       Comcast Corp., Class A......................................      155,474        3,664,522
                       Comcast Corp., Special Class A..............................      375,000        8,471,250
                       Knight-Ridder, Inc. ........................................      190,000       12,017,500
                       Liberty Media Corp.+........................................    2,738,000       24,477,720
                       Omnicom Group, Inc. ........................................      278,600       17,997,560

                                                           ---------------------

                                         COMMON STOCK (CONTINUED)                      SHARES           VALUE
                       -------------------------------------------------------------------------------------------
                       INFORMATION & ENTERTAINMENT (continued)
                       Broadcasting & Media (continued)
                       Scripps (E.W.) Co., Class A.................................      195,100   $   15,012,945
                       Sky Perfect Communications, Inc. ...........................        5,500        4,168,070
                       Viacom, Inc.+...............................................      385,000       15,692,600

                       Leisure & Tourism -- 5.8%
                       easyJet, PLC................................................    1,338,828        5,904,271
                       JetBlue Airways Corp.+......................................      202,500        5,467,500
                       Ryanair Holdings, PLC ADR+..................................      705,800       27,639,128
                       Station Casinos, Inc.+......................................      206,100        3,647,970
                       USA Interactive+............................................      915,900       20,992,428
                                                                                                   ---------------
                                                                                                      211,633,742
                                                                                                   ---------------
                       INFORMATION TECHNOLOGY -- 14.5%
                       Computers & Business Equipment -- 3.3%
                       Dell Computer Corp.+........................................    1,315,000       35,163,100

                       Electronics -- 4.4%
                       Analog Devices, Inc.+.......................................      630,000       15,038,100
                       Emulex Corp.+...............................................      215,000        3,988,250
                       Intel Corp. ................................................      350,000        5,449,500
                       L-3 Communications Holding Corp.+...........................       90,000        4,041,900
                       Qlogic Corp.+...............................................       85,000        2,933,350
                       Samsung Electronic, Co., Ltd. ..............................      125,100       16,700,850

                       Software -- 3.0%
                       Automatic Data Processing, Inc. ............................      100,000        3,925,000
                       BISYS Group, Inc.+..........................................      462,800        7,358,520
                       Cerner Corp.+...............................................      109,300        3,416,718
                       Intuit, Inc.+...............................................      228,800       10,735,296
                       Microsoft Corp.+............................................      145,100        7,501,670

                       Telecommunications -- 3.8%
                       AT&T Corp. .................................................       96,120        2,509,693
                       Cisco Systems, Inc.+........................................      938,300       12,291,730
                       EchoStar Communications Corp., Class A+.....................      373,500        8,314,110
                       Nextel Communications, Inc.+................................      550,000        6,352,500
                       Nokia Oyj ADR...............................................      765,000       11,857,500
                                                                                                   ---------------
                                                                                                      157,577,787
                                                                                                   ---------------
                       TOTAL COMMON STOCK (cost $1,018,668,641)....................                 1,035,738,841
                                                                                                   ---------------
                                                         PREFERRED STOCK -- 2.1%
                       -------------------------------------------------------------------------------------------
                       INFORMATION & ENTERTAINMENT -- 2.1%
                       Broadcasting & Media -- 2.1%
                       News Corp., Ltd. ADR (cost $30,568,682).....................      990,000       22,423,500
                                                                                                   ---------------
                       TOTAL INVESTMENT SECURITIES (cost $1,049,237,323)...........                 1,058,162,341
                                                                                                   ---------------

---------------------

                                                                                      PRINCIPAL
                                                      REPURCHASE AGREEMENT -- 2.5%     AMOUNT           VALUE
                       -------------------------------------------------------------------------------------------
                       UBS Warburg, LLC Joint Repurchase Agreement Account (Note 2)
                         (cost $27,735,000)........................................  $27,735,000   $   27,735,000
                                                                                                   ---------------
                       TOTAL INVESTMENTS -- (cost $1,076,972,323)
                                                                                                    1,085,897,341
                       Other assets less liabilities --     99.7%
                                                             0.3                                        3,092,687
                                                           ------                                  ---------------
                       NET ASSETS --                       100.0%                                  $1,088,990,028
                                                           ------                                  ===============
                                                           ------


              -----------------------------

              + Non-income producing security.
              ADR -- American Depository Receipt

              See Notes to Financial Statements.

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    NATURAL RESOURCES
    PORTFOLIO                          INVESTMENT PORTFOLIO -- DECEMBER 31, 2002

                                          COMMON STOCK -- 94.6%                        SHARES        VALUE
                       ---------------------------------------------------------------------------------------
                       ENERGY -- 51.5%
                       Energy Services -- 8.1%
                       Consol Energy, Inc. ........................................      62,100   $ 1,073,088
                       GlobalSantaFe Corp. ........................................      40,776       991,672
                       Halliburton Co. ............................................      42,600       797,046
                       Rowan Cos., Inc. ...........................................      40,500       919,350
                       Sunoco, Inc. ...............................................      50,000     1,659,000
                       Technip-Coflexip SA ADR+....................................      30,200       537,862
                       Valero Energy Corp. ........................................      47,400     1,750,956
                       Energy Sources -- 43.4%
                       Anadarko Petroleum Corp. ...................................      31,465     1,507,173
                       BP, PLC ADR.................................................      43,300     1,760,145
                       Burlington Resources, Inc. .................................      26,600     1,134,490
                       Canadian Natural Resources, Ltd. ...........................     100,000     2,962,588
                       ChevronTexaco Corp. ........................................      22,000     1,462,560
                       China Petroleum & Chemical Corp. ADR........................      62,900     1,053,575
                       Cimarex Energy Co.+.........................................      16,869       301,955
                       ConocoPhillips..............................................      26,500     1,282,335
                       Devon Energy Corp. .........................................      26,500     1,216,350
                       Encana Corp. ...............................................      56,969     1,759,162
                       EOG Resources, Inc. ........................................      52,350     2,089,812
                       Evergreen Resources, Inc.+..................................      21,900       982,215
                       Exxon Mobil Corp. ..........................................      72,684     2,539,579
                       LUKOIL ADR..................................................      15,400       936,320
                       Nexen, Inc. ................................................      73,300     1,589,242
                       Noble Energy, Inc. .........................................      51,500     1,933,825
                       Norsk Hydro ASA ADR.........................................      49,000     2,176,090
                       Petro-Canada................................................      42,300     1,309,675
                       Petroleo Brasileiro SA ADR..................................      70,000     1,045,800
                       Repsol YPF SA ADR...........................................     101,000     1,321,080
                       Royal Dutch Petroleum Co. ..................................      40,800     1,796,016
                       Shell Transport & Trading Co., PLC ADR......................      46,100     1,794,212
                       Suncor Energy, Inc.+........................................      75,600     1,182,072
                       Surgutneftegaz ADR..........................................      74,000     1,175,490
                       Talisman Energy, Inc.+......................................      45,400     1,633,848
                       Total Fina Elf SA ADR.......................................      17,800     1,272,700
                       XTO Energy, Inc. ...........................................      81,250     2,006,875
                                                                                                  ------------
                                                                                                   48,954,158
                                                                                                  ------------
                       MATERIALS -- 40.6%
                       Chemicals -- 1.8%
                       Ashland, Inc.+..............................................      60,800     1,734,624
                       Forest Products -- 2.7%
                       Abitibi-Consolidated, Inc. .................................     334,100     2,575,911
                       Metals & Minerals -- 36.1%
                       Alcoa, Inc. ................................................      67,600     1,539,928
                       Aluminum Corp. of China, Ltd. ADR...........................      60,400       866,136
                       Anglo American Platinum Corp., Ltd. ........................      76,300     2,810,936
                       Anglo American, PLC.........................................     153,100     2,273,173
                       Barrick Gold Corp. .........................................     183,200     2,823,112
                       BHP Billiton, PLC...........................................     373,040     1,991,853

---------------------

                                         COMMON STOCK (CONTINUED)                      SHARES        VALUE
                       ---------------------------------------------------------------------------------------
                       MATERIALS (continued)
                       Metals & Minerals (continued)
                       Companhia Vale do Rio Doce Sp ADR...........................      39,700   $ 1,091,750
                       Companhia Vale do Rio Doce ADR..............................      29,145       847,175
                       Compania de Minas Buenaventura SAu ADR......................      96,300     2,541,357
                       Corus Group, PLC+...........................................   2,432,800     1,066,999
                       Freeport-McMoRan Copper & Gold, Inc., Class B+..............     252,900     4,243,662
                       Gold Fields, Ltd............................................     244,500     3,417,727
                       Gold Fields, Ltd. ADR.......................................      20,700       288,972
                       Impala Platinum Holdings, Ltd. .............................      25,000     1,588,458
                       Newmont Mining Corp. .......................................      37,800     1,097,334
                       Nucor Corp. ................................................       9,900       408,870
                       Placer Dome, Inc............................................     123,600     1,421,400
                       Rio Tinto, PLC +............................................      67,883     1,354,795
                       Steel Dynamics, Inc.+.......................................      76,200       916,686
                       United States Steel Corp. ..................................     134,300     1,762,016
                                                                                                  ------------
                                                                                                   38,662,874
                                                                                                  ------------
                       UTILITIES -- 2.5%
                       Gas Utilities -- 2.5%
                       Equitable Resources, Inc. ..................................      28,200       988,128
                       Western Gas Resources, Inc. ................................      37,000     1,363,450
                                                                                                  ------------
                                                                                                    2,351,578
                                                                                                  ------------
                       TOTAL INVESTMENT SECURITIES (cost $85,112,601)..............                89,968,610
                                                                                                  ------------

                                                                                     PRINCIPAL
                       REPURCHASE AGREEMENT -- 8.5%                                    AMOUNT
                       ---------------------------------------------------------------------------------------
                       UBS Warburg, LLC Joint Repurchase Agreement Account (Note 2)
                         (cost $8,120,000).........................................  $8,120,000     8,120,000
                                                                                                  ------------
                       TOTAL INVESTMENTS -- (cost
                       $93,232,601)                         103.1%                                 98,088,610
                       Liabilities in excess of other
                       assets --                             (3.1)                                 (3,021,162)
                                                            ------                                ------------
                       NET ASSETS --                        100.0%                                $95,067,448
                                                            ------                                ============
                                                            ------


              -----------------------------

              + Non-income producing security.
              ADR -- American Depository Receipt.

              See Notes to Financial Statements.

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    MULTI-ASSET PORTFOLIO              INVESTMENT PORTFOLIO -- DECEMBER 31, 2002

                                          COMMON STOCK -- 63.2%                        SHARES        VALUE
                       ---------------------------------------------------------------------------------------
                       CAPITAL APPRECIATION -- 5.2%
                       Broadcasting & Media -- 1.5%
                       Comcast Corp., Special Class A+.............................      26,700   $   603,153
                       Omnicom Group, Inc. ........................................       5,100       329,460
                       Drugs -- 2.9%
                       Abbott Laboratories.........................................      18,600       744,000
                       Genzyme Corp.+..............................................      15,000       443,550
                       Schering-Plough Corp. ......................................      29,700       659,340
                       Financial Services -- 0.8%
                       Merrill Lynch & Co., Inc. ..................................      14,400       546,480
                                                                                                  ------------
                                                                                                    3,325,983
                                                                                                  ------------
                       CORE EQUITY -- 58.0%
                       Aerospace & Military Technology -- 1.5%
                       Boeing Co. .................................................      12,100       399,179
                       Lockheed Martin Corp. ......................................       4,100       236,775
                       Northrop Grumman Corp. .....................................       3,600       349,200
                       Apparel & Textiles -- 0.7%
                       NIKE, Inc., Class B.........................................       9,800       435,806
                       Banks -- 4.8%
                       Bank One Corp. .............................................      16,900       617,695
                       Bank of America Corp. ......................................      13,200       918,324
                       KeyCorp.....................................................      18,600       467,604
                       State Street Corp. .........................................       9,100       354,900
                       Wachovia Corp. .............................................      20,800       757,952
                       Broadcasting & Media -- 2.0%
                       AOL Time Warner, Inc.+......................................      63,900       837,090
                       Gannett Co., Inc. ..........................................       6,700       481,060
                       Business Services -- 1.3%
                       Accenture, Ltd., Class A+...................................      25,800       464,142
                       Waste Management, Inc. .....................................      15,300       350,676
                       Chemicals -- 0.9%
                       Dow Chemical Co. ...........................................      18,900       561,330
                       Computers & Business Equipment -- 2.6%
                       Hewlett-Packard Co. ........................................      43,646       757,694
                       International Business Machines Corp. ......................      11,800       914,500
                       Drugs -- 6.4%
                       Amgen, Inc.+................................................       9,600       464,064
                       Eli Lilly & Co. ............................................      10,700       679,450
                       Merck & Co., Inc. ..........................................       7,500       424,575
                       Pfizer, Inc. ...............................................      37,200     1,137,204
                       Pharmacia Corp. ............................................      12,812       535,542
                       Wyeth.......................................................      22,500       841,500

---------------------

                                         COMMON STOCK (CONTINUED)                      SHARES        VALUE
                       ---------------------------------------------------------------------------------------
                       CORE EQUITY (continued)
                       Electric Utilities -- 1.2%
                       Exelon Corp. ...............................................      10,662   $   562,634
                       FPL Group, Inc. ............................................       3,600       216,468
                       Electrical Equipment -- 1.9%
                       General Electric Co. .......................................      49,700     1,210,195
                       Electronics -- 1.7%
                       Intel Corp. ................................................      49,100       764,487
                       Texas Instruments, Inc. ....................................      20,900       313,709
                       Energy Services -- 0.8%
                       Schlumberger, Ltd. .........................................      12,100       509,289
                       Energy Sources -- 3.9%
                       ChevronTexaco Corp. ........................................      10,300       684,744
                       ConocoPhillips..............................................       9,500       459,705
                       Exxon Mobil Corp. ..........................................      38,700     1,352,178
                       Financial Services -- 3.6%
                       Citigroup, Inc. ............................................      38,607     1,358,580
                       Federal National Mtg. Assoc. ...............................       5,100       328,083
                       Goldman Sachs Group, Inc. ..................................       5,800       394,980
                       Household International, Inc. ..............................       7,600       211,356
                       Food, Beverage & Tobacco -- 2.0%
                       General Mills, Inc. ........................................      12,400       582,180
                       PepsiCo, Inc. ..............................................      16,200       683,964
                       Forest Products -- 0.8%
                       International Paper Co. ....................................      14,800       517,556
                       Health Services -- 0.6%
                       HCA, Inc. ..................................................       9,800       406,700
                       Household & Personal Products -- 2.2%
                       Gillette Co. ...............................................      18,500       561,660
                       Kimberly-Clark Corp. .......................................      11,400       541,158
                       Procter & Gamble Co. .......................................       3,500       300,790
                       Housing & Household Durables -- 0.5%
                       Masco Corp. ................................................      17,000       357,850
                       Insurance -- 3.3%
                       American International Group, Inc.#.........................      15,168       877,469
                       Hartford Financial Services Group, Inc. ....................       6,800       308,924
                       Marsh & McLennan Cos., Inc. ................................      11,100       512,931
                       Travelers Property Casualty Corp., Class B+.................      28,800       421,920
                       Leisure & Tourism -- 0.5%
                       McDonald's Corp. ...........................................      19,800       318,384
                       Machinery -- 0.6%
                       Caterpillar, Inc. ..........................................       9,300       425,196
                       Medical Products -- 1.1%
                       Baxter International, Inc. .................................      10,600       296,800
                       Guidant Corp.+..............................................       6,800       209,780
                       Johnson & Johnson...........................................       4,100       220,211

                                                           ---------------------

                                         COMMON STOCK (CONTINUED)                      SHARES        VALUE
                       ---------------------------------------------------------------------------------------
                       CORE EQUITY (continued)
                       Metals & Minerals -- 0.8%
                       Alcoa, Inc. ................................................      23,800   $   542,164
                       Multi-Industry -- 0.4%
                       3M Co. .....................................................       2,100       258,930
                       Retail -- 3.8%
                       CVS Corp. ..................................................      20,100       501,897
                       Costco Wholesale Corp.+.....................................      10,000       280,600
                       Home Depot, Inc. ...........................................      23,450       561,862
                       Safeway, Inc.+..............................................      21,900       511,584
                       Wal-Mart Stores, Inc. ......................................      11,400       575,814
                       Software -- 4.4%
                       Automatic Data Processing, Inc. ............................      11,300       443,525
                       Microsoft Corp.+(1).........................................      37,000     1,912,900
                       Oracle Corp.+...............................................      44,500       480,600
                       Telecommunications -- 3.0%
                       Cisco Systems, Inc.+........................................      56,400       738,840
                       SBC Communications, Inc. ...................................      26,400       715,704
                       Verizon Communications, Inc. ...............................      11,500       445,625
                       Transportation -- 0.7%
                       FedEx Corp. ................................................       7,900       428,338
                                                                                                  ------------
                                                                                                   37,294,526
                                                                                                  ------------
                       TOTAL COMMON STOCK (cost $39,862,405).......................                40,620,509
                                                                                                  ------------

                                                                                     PRINCIPAL
                                                   ASSET-BACKED SECURITIES -- 1.6%     AMOUNT
                       ---------------------------------------------------------------------------------------
                       Finance
                       Capital Auto Receivables Asset Trust, Series 2002-5 A4 2.92%
                       2008........................................................    $100,000       101,682
                       Capital One Auto Finance Trust, Series 2002-A A4 4.79%
                       2009........................................................     100,000       106,453
                       Carmax Auto Owner Trust, Series 2002-2 A4 3.34% 2008........     100,000       101,922
                       Citibank Credit Card Issuance Trust, Series 2002-A1 A1 4.95%
                         2009......................................................     100,000       107,316
                       Daimler Chrysler Auto Trust, Series 2002-B A4 3.53% 2007....     100,000       102,854
                       Honda Auto Receivables Owner Trust, Series 2002-4 A4 2.70%
                         2008......................................................      90,000        90,238
                       Household Automotive Trust, Series 2002-3 A3A 2.75% 2007....      55,000        55,812
                       MBNA Credit Card Master Note Trust, Series 2002-A1 4.95%
                         2009......................................................     100,000       107,649
                       Onyx Acceptance Owner Trust, Series 2001-D A4 4.32% 2008....     100,000       104,259
                       Peoplefirst.com Auto Receivables Owner Trust, Series 2000-2
                         A4 6.43% 2007.............................................      70,000        71,947
                       WFS Financial Owner Trust, Series 2002-3 A4 3.50% 2010......     100,000       102,501
                                                                                                  ------------
                       TOTAL ASSET-BACKED SECURITIES (cost $1,038,830).............                 1,052,633
                                                                                                  ------------
                       BONDS & NOTES -- 31.0%
                       ---------------------------------------------------------------------------------------
                       CORE BOND -- 30.5%
                       Consumer Discretionary -- 1.6%
                       BMW Vehicle Owner Trust, Series 2002-A A4 4.46% 2007........     100,000       105,495
                       CVS Corp. 5.50% 2004........................................     100,000       103,737
                       Centex Corp. 5.80% 2009.....................................     100,000       100,604
                       DaimlerChrysler NA Holding Corp. 7.30% 2012.................     100,000       112,215
                       Federated Department Stores, Inc. 6.63% 2011................     100,000       109,228
                       Kroger Co. 6.75% 2012.......................................     100,000       110,660
                       Masco Corp. 6.00% 2004......................................     100,000       104,390
                       Staples, Inc. 7.13% 2007....................................     165,000       181,181
                       Wal-Mart Stores, Inc. 4.38% 2007............................      85,000        89,608

---------------------

                                                                                     PRINCIPAL
                                        BONDS & NOTES (CONTINUED)                      AMOUNT        VALUE
                       ---------------------------------------------------------------------------------------
                       CORE BOND (continued)
                       Consumer Staples -- 0.5%
                       Coca-Cola Enterprises, Inc. 5.25% 2007......................  $  100,000   $   107,515
                       General Mills, Inc. 5.13% 2007..............................     100,000       106,243
                       Tyson Foods, Inc. 8.25% 2011................................     100,000       118,232
                       Energy -- 0.3%
                       ConocoPhillips 3.63% 2007*..................................     100,000       100,848
                       Valero Energy Corp. 6.88% 2012..............................     100,000       104,141
                       Finance -- 2.9%
                       Ace Capital Trust II 9.70% 2030.............................     150,000       182,195
                       Allstate Corp. 7.88% 2005...................................     100,000       111,786
                       American Express Co. 3.75% 2007.............................     100,000       101,218
                       Bank of America Corp. 6.25% 2012............................     100,000       111,251
                       CS First Boston Mtg. Securities Corp., Series 1997-C2 A1
                         6.40% 2035................................................     133,833       136,943
                       ChevronTexaco Capital Co. 3.50% 2007........................     100,000       101,795
                       Citigroup, Inc. 6.50% 2011..................................     100,000       112,200
                       Countrywide Home Loans, Inc., Series MTNJ 5.50% 2006........     100,000       106,330
                       First Financial Caribbean Corp. 7.84% 2006..................     100,000       109,339
                       General Electric Capital Corp., Series MTNA 5.88% 2012......     100,000       106,909
                       General Motors Acceptance Corp. 7.00% 2012..................     100,000       100,424
                       Hartford Life, Inc. 7.38% 2031..............................     100,000       111,365
                       Household Finance Corp. 6.38% 2011..........................     100,000       104,551
                       J.P. Morgan Chase & Co. 6.75% 2011..........................     100,000       108,722
                       Lumbermens Mutual Casualty Co. 9.15% 2026*..................     100,000        45,682
                       SLM Corp. 5.63% 2007........................................     100,000       108,759
                       Wells Fargo Financial, Inc. 5.50% 2012......................     100,000       105,787
                       Healthcare -- 0.4%
                       American Home Products Corp. 6.70% 2011.....................     100,000       111,445
                       UnitedHealth Group, Inc. 5.20% 2007.........................     100,000       105,836
                       Industrial & Commercial -- 0.7%
                       FedEx Corp., Series 981A 6.72% 2022.........................     276,103       304,782
                       United Technologies Corp. 6.10% 2012........................     100,000       111,810
                       Information & Entertainment -- 0.8%
                       AOL Time Warner, Inc. 6.15% 2007............................     100,000       103,883
                       Cox Enterprises, Inc. 8.00% 2007*...........................     100,000       111,088
                       News America, Inc. 6.63% 2008...............................     100,000       107,178
                       USA Interactive 7.00% 2013*.................................     100,000       103,402
                       Viacom, Inc. 6.40% 2006.....................................     100,000       110,403
                       Information Technology -- 1.0%
                       AT&T Broadband Corp. 8.38% 2013.............................     100,000       113,592
                       AT&T Wireless Services, Inc. 7.50% 2007.....................     100,000       103,000
                       Cingular Wireless, LLC 5.63% 2006...........................     100,000       105,136
                       Hewlett Packard Co. 5.75% 2006..............................     100,000       107,465
                       International Business Machines Corp. 5.38% 2009............     100,000       108,020
                       Verizon Global Funding Corp. 6.88% 2012.....................     100,000       111,531
                       Materials -- 0.2%
                       Alcoa, Inc. 4.25% 2007......................................     100,000       104,114
                       U.S. Government Agencies -- 14.6%
                       Federal Home Loan Mtg. Corp. 6.50% 2010 - 2025..............     520,697       545,542
                       Federal National Mtg. Assoc. 6.50% 2013 - 2028..............   2,019,224     2,124,410
                       Federal National Mtg. Assoc. 6.50% TBA......................   1,600,000     1,687,000
                       Government National Mtg. Assoc. 6.50% 2023 - 2032...........   3,726,888     3,926,598
                       Government National Mtg. Assoc. 7.00% 2029..................   1,027,935     1,090,624

                                                           ---------------------

                                                                                     PRINCIPAL
                                        BONDS & NOTES (CONTINUED)                      AMOUNT        VALUE
                       ---------------------------------------------------------------------------------------
                       CORE BOND (continued)
                       U.S. Government Obligations -- 6.8%
                       United States Treasury Bonds 5.38% 2031.....................  $2,000,000   $ 2,180,312
                       United States Treasury Bonds 6.13% 2029.....................   1,250,000     1,467,480
                       United States Treasury Bonds 8.88% 2019.....................     500,000       738,320
                       Utilities -- 0.7%
                       Duke Energy Corp. 5.63% 2012................................     100,000        99,761
                       KeySpan Corp. 6.15% 2006....................................     100,000       108,649
                       Kinder Morgan, Inc. 6.50% 2012*.............................     100,000       104,507
                       NSTAR 8.00% 2010............................................     100,000       121,306
                                                                                                  ------------
                                                                                                   19,536,547
                                                                                                  ------------
                       GLOBAL CORE BOND -- 0.5%
                       France -- 0.2%
                       Axa 8.60% 2030 (Finance)....................................     100,000       114,236
                       United Kingdom -- 0.3%
                       Diageo Capital, PLC 6.13% 2005 (Industrial & Commercial)....     100,000       109,491
                       Reed Elsevier Capital, Inc. 6.75% 2011 (Information &
                         Entertainment)............................................     100,000       112,865
                                                                                                  ------------
                                                                                                      336,592
                                                                                                  ------------
                       TOTAL BONDS & NOTES (cost $18,784,191)......................                19,873,139
                                                                                                  ------------
                       TOTAL INVESTMENT SECURITIES (cost $59,685,426)..............                61,546,281
                                                                                                  ------------

                       SHORT-TERM SECURITIES -- 0.8%
                       ---------------------------------------------------------------------------------------
                       U.S. GOVERNMENT OBLIGATIONS -- 0.8%
                       United States Treasury Bills 0.75% due 1/30/03@.............     500,000       499,410
                                                                                                  ------------
                       TOTAL SHORT-TERM SECURITIES (cost $499,410).................                   499,410
                                                                                                  ------------

                       REPURCHASE AGREEMENT -- 3.3%
                       ---------------------------------------------------------------------------------------
                       UBS Warburg, LLC Joint Repurchase Agreement Account (Note
                         2)@
                         (cost $2,140,000).........................................   2,140,000     2,140,000
                                                                                                  ------------
                       TOTAL INVESTMENTS --
                         (cost $62,324,836)                                 99.9%                  64,185,691
                       Other assets less liabilities --                      0.1                       76,548
                                                                           ------                 ------------
                       NET ASSETS --                                       100.0%                 $64,262,239
                                                                           ------                 ============
                                                                           ------

              -----------------------------

              +  Non-income producing security.
              #  Security represents an investment in an affiliated company.
              * Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.
              TBA -- Securities purchased on a forward commitment basis with an approximate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.
              @ The security or a portion thereof represents collateral for open future contracts.
              (1) The security or a portion thereof represents collateral for
                  TBA.

              OPEN FUTURES CONTRACTS
              ------------------------------------------------------------------

                       NUMBER OF                                    EXPIRATION    VALUE AT       VALUE AS OF       UNREALIZED
                       CONTRACTS             DESCRIPTION               DATE      TRADE DATE   DECEMBER 31, 2002   APPRECIATION
                       -------------------------------------------------------------------------------------------------------
                       11 Short    S&P 500 Index..................  March 2003   $2,464,462      $2,416,975         $47,487
                                                                                                                    =======

              See Notes to Financial Statements.
---------------------
    26

---------------------

    ANCHOR SERIES TRUST
    STRATEGIC MULTI-ASSET
    PORTFOLIO                          INVESTMENT PORTFOLIO -- DECEMBER 31, 2002

                                          COMMON STOCK -- 63.3%                             SHARES         VALUE
                       ---------------------------------------------------------------------------------------------
                       CAPITAL APPRECIATION -- 11.5%
                       Aerospace & Military Technology -- 0.1%
                       L-3 Communications Holding Corp.+...........................             1,000   $    44,910

                       Apparel & Textiles -- 0.2%
                       Gap, Inc. ..................................................             4,000        62,080

                       Automotive -- 0.2%
                       Advance Auto Parts, Inc.+...................................             1,500        73,350

                       Broadcasting & Media -- 2.8%
                       Clear Channel Communications, Inc.+.........................             7,700       287,133
                       Comcast Corp., Class A+.....................................             6,567       154,784
                       E.W. Scripps Co., Class A...................................             1,800       138,510
                       Knight-Ridder, Inc. ........................................             1,500        94,875
                       Omnicom Group, Inc. ........................................             3,800       245,480
                       USA Interactive+............................................             5,000       114,600

                       Business Services -- 0.3%
                       Career Education Corp.......................................               600        24,000
                       Cendant Corp.+..............................................             8,400        88,032

                       Computers & Business Equipment -- 0.1%
                       Western Digital Corp.+......................................             7,700        49,203

                       Drugs -- 1.6%
                       Amylin Pharmaceuticals, Inc.+...............................             3,400        54,876
                       Genzyme Corp.+..............................................             2,500        73,925
                       Gilead Sciences, Inc.+......................................             3,300       112,200
                       King Pharmaceuticals, Inc.+.................................             3,000        51,570
                       Pharmaceutical Product Development, Inc.+...................             2,300        67,321
                       Schering-Plough Corp. ......................................            10,800       239,760

                       Electronics -- 0.4%
                       Emulex Corp.+...............................................             2,000        37,100
                       Garmin, Ltd.+...............................................             3,100        90,830

                       Financial Services -- 0.4%
                       Merrill Lynch & Co., Inc. ..................................             3,500       132,825

                       Food, Beverage & Tobacco -- 0.2%
                       Bunge, Ltd. ................................................             3,000        72,180

                       Health Services -- 0.7%
                       Tenet Healthcare Corp.+.....................................             5,500        90,200
                       Triad Hospitals, Inc.+......................................             2,000        59,660
                       UnitedHealth Group, Inc. ...................................             1,200       100,200

                       Insurance -- 0.8%
                       Ambac Financial Group, Inc. ................................             2,000       112,480
                       St. Paul Cos., Inc. ........................................             6,000       204,300

                       Leisure & Tourism -- 0.5%
                       JetBlue Airways Corp.+......................................             3,000        81,000
                       Station Casinos, Inc.+......................................             5,000        88,500

                                                           ---------------------

                                         COMMON STOCK (CONTINUED)                           SHARES         VALUE
                       ---------------------------------------------------------------------------------------------
                       CAPITAL APPRECIATION (continued)
                       Machinery -- 0.4%
                       AGCO Corp.+.................................................             6,500   $   143,650

                       Medical Products -- 0.6%
                       Beckman Coulter, Inc. ......................................             1,400        41,328
                       St. Jude Medical, Inc.+.....................................             4,900       194,628

                       Retail -- 0.2%
                       Bed Bath & Beyond, Inc.+....................................             2,300        79,419

                       Software -- 0.6%
                       BISYS Group, Inc.+..........................................             2,100        33,390
                       Cerner Corp.+...............................................             1,100        34,386
                       Intuit, Inc.+...............................................             1,400        65,688
                       Networks Associates, Inc.+..................................             5,200        83,668

                       Telecommunications -- 1.2%
                       AT&T Corp. .................................................             4,060       106,007
                       Nextel Communications, Inc., Class A+.......................            23,000       265,650
                       UTStarcom, Inc.+............................................             3,400        67,422

                       Transportation -- 0.2%
                       Yellow Corp.+...............................................             3,000        75,573
                                                                                                        ------------
                                                                                                          4,236,693
                                                                                                        ------------
                       CORE EQUITY -- 20.3%
                       Apparel & Textiles -- 0.8%
                       NIKE, Inc., Class B@........................................             6,400       284,608

                       Broadcasting & Media -- 0.6%
                       Gannett Co., Inc............................................             3,000       215,400

                       Business Services -- 1.8%
                       First Data Corp.@...........................................            18,000       637,380

                       Chemicals -- 0.7%
                       Pioneer Cos., Inc.+.........................................               212           265
                       du Pont (E.I.) de Nemours & Co.@............................             6,000       254,400

                       Computers & Business Equipment -- 0.9%
                       Hewlett-Packard Co. ........................................             7,500       130,200
                       Lexmark International, Inc.+@...............................             3,500       211,750

                       Drugs -- 1.0%
                       Pfizer, Inc.@...............................................            12,000       366,840

                       Electric Utilities -- 0.4%
                       Exelon Corp. ...............................................             3,000       158,310

                       Energy Sources -- 0.8%
                       ConocoPhillips..............................................             6,000       290,340

                       Financial Services -- 2.7%
                       Capital One Financial Corp.@................................            11,500       341,780
                       Citigroup, Inc.@............................................            11,200       394,128
                       Federal National Mtg. Assoc. ...............................             4,400       283,052

                       Food, Beverage & Tobacco -- 0.9%
                       Pepsi Bottling Group, Inc. .................................             5,500       141,350
                       PepsiCo, Inc. ..............................................             4,500       189,990

                       Health Services -- 0.0%
                       MEDIQ, Inc.(1)..............................................               147             0

---------------------

                                         COMMON STOCK (CONTINUED)                           SHARES         VALUE
                       ---------------------------------------------------------------------------------------------
                       CORE EQUITY (continued)
                       Insurance -- 2.1%
                       Hartford Financial Services Group, Inc. ....................             3,100   $   140,833
                       MBIA, Inc.@.................................................             9,050       396,933
                       Marsh & McLennan Cos., Inc. ................................             5,000       231,050

                       Medical Products -- 2.7%
                       Becton, Dickinson & Co. ....................................             7,700       236,313
                       Laboratory Corp. of America Holdings+.......................            12,100       281,204
                       McKesson Corp.@.............................................            18,100       489,243

                       Retail -- 1.5%
                       CVS Corp. ..................................................             5,500       137,335
                       Lowe's Cos., Inc.@..........................................            11,700       438,750

                       Software -- 1.2%
                       DecisionOne Holdings Corp.(1)...............................                33             0
                       Microsoft Corp.+@...........................................             8,100       418,770

                       Telecommunications -- 1.1%
                       Cisco Systems, Inc.+@.......................................            30,800       403,480

                       Transportation -- 1.1%
                       CSX Corp. ..................................................             5,000       141,550
                       FedEx Corp. ................................................             5,000       271,100
                                                                                                        ------------
                                                                                                          7,486,354
                                                                                                        ------------
                       GLOBAL CAPITAL APPRECIATION -- 3.1%
                       IRELAND -- 1.0%
                       Ryanair Holdings, PLC (Information & Entertainment)+........            24,430       171,251
                       Ryanair Holdings, PLC ADR (Information & Entertainment)+....             5,200       203,632

                       JAPAN -- 0.1%
                       Kissei Pharmaceutical Co., Ltd. (Healthcare)................             3,000        42,691

                       SWEDEN -- 0.7%
                       Gambro AB, Class A (Healthcare).............................            46,330       258,455

                       SWITZERLAND -- 0.7%
                       Serono SA ADR (Healthcare)..................................            19,500       264,420

                       UNITED KINGDOM -- 0.6%
                       Amersham, PLC (Healthcare)..................................             8,286        74,150
                       Exel, PLC (Industrial & Commercial).........................             6,500        71,977
                       easyJet, PLC (Information & Entertainment)+.................            18,039        79,553
                                                                                                        ------------
                                                                                                          1,166,129
                                                                                                        ------------
                       GLOBAL CORE EQUITY -- 28.4%
                       AUSTRALIA -- 0.3%
                       News Corp., Ltd. (Information & Entertainment)..............            14,648        94,631

                       BRAZIL -- 0.2%
                       Companhia Vale do Rio Doce ADR (Materials)+.................             3,138        91,214

                       CANADA -- 0.2%
                       Canadian National Railway Co. (Industrial & Commercial).....             2,100        87,276

                       FINLAND -- 1.6%
                       Nokia Oyj (Information Technology)..........................            18,904       300,343
                       Nokia Oyj ADR (Information Technology)......................            13,400       207,700
                       UPM-Kymmene Oyj (Materials).................................             2,700        86,643

                       FRANCE -- 3.5%
                       Aventis SA (Healthcare).....................................             4,100       222,723
                       Axa (Finance)...............................................             7,732       103,708

                                                           ---------------------

                                         COMMON STOCK (CONTINUED)                           SHARES         VALUE
                       ---------------------------------------------------------------------------------------------
                       GLOBAL CORE EQUITY(continued)
                       FRANCE (continued)
                       BNP Paribas SA (Finance)....................................             3,578   $   145,700
                       PSA Peugeot Citroen (Consumer Discretionary)................             2,200        89,655
                       Sanofi-Synthelabo SA (Healthcare)...........................             1,300        79,413
                       Suez SA (Utilities).........................................             4,500        78,055
                       Total Fina Elf SA (Energy)..................................             3,000       428,184
                       Vivendi Environnement (Utilities)...........................             6,000       139,812

                       GERMANY -- 1.8%
                       Adidas-Salomon AG (Consumer Discretionary)..................             1,329       114,704
                       BASF AG (Materials).........................................             4,100       155,132
                       E.ON AG (Utilities).........................................             5,000       201,612
                       Metro AG (Consumer Discretionary)...........................             4,200       100,203
                       SAP AG (Information Technology).............................             1,300       102,957

                       ITALY -- 0.8%
                       Eni SpA (Energy)............................................             9,300       147,756
                       Mediaset SpA (Information & Entertainment)..................            10,700        81,465
                       UniCredito Italiano SpA (Finance)...........................            19,100        76,315

                       JAPAN -- 5.2%
                       Canon, Inc. (Information Technology)........................             2,000        75,278
                       East Japan Railway Co. (Industrial & Commercial)............                17        84,313
                       Fast Retailing Co., Ltd. (Consumer Discretionary)...........             2,300        80,953
                       Fujisawa Pharmaceutical Co., Ltd. (Healthcare)..............             6,000       137,168
                       Honda Motor Co., Ltd. (Consumer Discretionary)..............             3,300       121,986
                       Hoya Corp. (Healthcare).....................................             1,000        69,973
                       Kao Corp. (Consumer Staples)................................             6,000       131,610
                       NTT DoCoMo, Inc. (Information Technology)...................                59       108,799
                       Nikko Cordial Corp. (Finance)...............................            22,000        74,099
                       Nintendo Co., Ltd. (Information & Entertainment)............             1,200       112,058
                       Nippon Telephone & Telegraph Corp. (Information
                         Technology)...............................................                32       116,133
                       Promise Co., Ltd. (Finance).................................             3,300       117,539
                       SKY Perfect Communications, Inc. (Information &
                         Entertainment)+...........................................               187       141,715
                       Shionogi & Co., Ltd. (Healthcare)...........................            18,000       254,328
                       Sony Corp. (Information & Entertainment)....................             2,300        96,059
                       Sumitomo Mitsui Financial Group, Inc. (Finance)+(1).........                25        78,099
                       Tostem Inax Holding Corp. (Consumer Discretionary)..........             7,000       106,096

                       MALAYSIA -- 0.2%
                       Resorts World Berhad (Information & Entertainment)..........            30,000        73,816

                       NETHERLANDS -- 3.1%
                       Aegon N.V. (Finance)........................................            14,300       183,856
                       Fortis (Finance)............................................             7,300       127,541
                       ING Groep N.V. (Finance)....................................            10,396       175,962
                       Koninklijke (Royal) KPN NV (Information Technology)+........            29,523       191,957
                       Koninklijke (Royal) Philips Electronics N.V. (Information
                         Technology)...............................................             7,200       126,095
                       Royal Dutch Petroleum Co. (Energy)..........................             5,600       246,361
                       TPG NV (Industrial & Commercial)............................             6,500       105,316

                       SINGAPORE -- 0.5%
                       Singapore Press Holdings, Ltd. (Information &
                         Entertainment)............................................             7,000        73,444
                       United Overseas Bank, Ltd. (Finance)........................            14,000        95,236

                       SOUTH AFRICA -- 0.3%
                       AngloGold, Ltd. ADR (Materials).............................             3,300       113,058

                       SOUTH KOREA -- 1.2%
                       SK Telecom Co., Ltd. (Information Technology)...............             1,010       195,009
                       Samsung Electronics Co., Ltd. (Information Technology)......               570       150,904
                       Samsung Electronics Co., Ltd. GDR (Information
                         Technology)*..............................................               700        93,450

---------------------

                                         COMMON STOCK (CONTINUED)                           SHARES         VALUE
                       ---------------------------------------------------------------------------------------------
                       GLOBAL CORE EQUITY(continued)
                       FRANCE (continued)
                       SPAIN -- 0.3%
                       Industria de Diseno Textil SA (Consumer Discretionary)......             5,200   $   122,752
                       SWEDEN -- 1.1%
                       Svenska Handelsbanken AB, Class A (Finance).................             7,610       101,537
                       Swedish Match AB (Consumer Staples).........................            27,190       214,230
                       Telefonaktiebolaget LM Ericsson, Class B (Information
                         Technology)+..............................................           109,760        77,011
                       SWITZERLAND -- 2.3%
                       Ciba Specialty Chemicals AG (Materials).....................             2,710       188,883
                       Credit Suisse Group (Finance)+..............................             6,156       133,526
                       Nestle SA (Consumer Staples)................................             1,720       364,370
                       Syngenta AG (Materials).....................................             2,740       158,584
                       TAIWAN -- 0.5%
                       Taiwan Semiconductor Manufacturing Co., Ltd. ADR
                         (Information Technology)+.................................            18,000       126,900
                       United Microelectronics Corp. (Information Technology)+.....            57,500        35,014
                       United Microelectronics Corp. ADR (Information
                         Technology)+..............................................             1,955         6,569
                       UNITED KINGDOM -- 5.3%
                       AstraZeneca, PLC (Healthcare)...............................            10,600       378,747
                       British Sky Broadcasting Group, PLC (Information &
                         Entertainment)+...........................................             7,981        82,082
                       Compass Group, PLC (Consumer Staples).......................            53,300       283,095
                       Diageo, PLC (Consumer Staples)..............................            15,300       166,221
                       HSBC Holdings, PLC (Finance)................................            11,200       123,751
                       Imperial Tobacco Group, PLC (Consumer Staples)..............            14,100       239,421
                       Royal Bank of Scotland Group, PLC (Finance).................            11,400       273,023
                       Vodafone Group, PLC (Information Technology)................           215,584       392,958
                                                                                                        ------------
                                                                                                         10,462,086
                                                                                                        ------------
                       TOTAL COMMON STOCK (cost: $24,557,692)......................                      23,351,262
                                                                                                        ------------
                                                          PREFERRED STOCK -- 0.0%
                       ---------------------------------------------------------------------------------------------
                       UNITED STATES -- 0.0%
                       Metals & Minerals -- 0.0%
                       Weirton Steel Corp. 0.00% (Convertible), Series C...........             1,125         1,125
                                                                                                        ------------
                       TOTAL PREFERRED STOCK (cost $0).............................                           1,125
                                                                                                        ------------

                                                                                          PRINCIPAL
                       ASSET-BACKED SECURITIES -- 0.4%                                      AMOUNT
                       ---------------------------------------------------------------------------------------------
                       FINANCE -- 0.4%
                       Advanta Mtg. Loan Trust, Series 1999-4 A 1.80% 2029(2)......      $     39,864        39,711
                       SLM Student Loan Trust, Series 2000-1 A1L 1.93% 2008(2).....            43,119        43,152
                       SLM Student Loan Trust, Series 2001-3 A1L 1.88% 2010(2).....            26,308        26,321
                       USAA Auto Loan Grantor Trust, Series 1999-1 A 6.10% 2006....             4,520         4,580
                       World Omni Auto Receivables Trust, Series 2001-A A3 5.30%
                         2005......................................................            24,531        24,881
                                                                                                        ------------
                       TOTAL ASSET-BACKED SECURITIES (cost $138,590)...............                         138,645
                                                                                                        ------------
                                                          BONDS & NOTES -- 30.5%
                       ---------------------------------------------------------------------------------------------
                       CORE BOND -- 20.0%
                       Consumer Discretionary -- 2.3%
                       Accuride Corp., Series B 9.25% 2008.........................           110,000        66,000
                       Beazer Homes USA, Inc. 8.63% 2011...........................            40,000        41,200
                       CSK Auto, Inc. 12.00% 2006..................................            48,000        51,360
                       Centex Corp. 5.80% 2009.....................................            10,000        10,060
                       Dana Corp. 9.00% 2011.......................................            90,000        86,850

                                                           ---------------------

                                                                                          PRINCIPAL
                                        BONDS & NOTES (CONTINUED)                           AMOUNT         VALUE
                       ---------------------------------------------------------------------------------------------
                       CORE BOND(continued)
                       Consumer Discretionary (continued)
                       Dana Corp. 10.13% 2010......................................      $     10,000   $    10,125
                       Dura Operating Corp., Series B 8.63% 2012...................            15,000        15,075
                       Dura Operating Corp., Series D 9.00% 2009...................            20,000        18,200
                       Ford Motor Co. 6.38% 2029...................................            20,000        15,417
                       Gap, Inc. 10.55% 2008.......................................            40,000        43,600
                       Hasbro, Inc. 6.15% 2008.....................................            25,000        24,000
                       Hasbro, Inc. 8.50% 2006.....................................            11,000        11,220
                       Icon Health & Fitness, Inc. 11.25% 2012.....................            40,000        34,800
                       J.C. Penny Co., Inc. 7.38% 2008.............................            40,000        40,000
                       J.C. Penny Co., Inc. 7.60% 2007.............................            15,000        15,187
                       LDM Technologies, Inc., Series B 10.75% 2007................            40,000        30,000
                       Lear Corp., Series B 8.11% 2009.............................            45,000        47,588
                       Levi Strauss & Co. 7.00% 2006...............................            95,000        82,650
                       Pathmark Stores, Inc. 8.75% 2012............................             5,000         4,600
                       Rite Aid Corp. 7.13% 2007...................................           100,000        82,500
                       Sealy Mattress Co., Series B 10.88% 2007(3).................            50,000        48,500
                       True Temper Sports, Inc., Series B 10.88% 2008..............            25,000        25,750
                       WestPoint Stevens, Inc. 7.88% 2008..........................            80,000        23,200
                       Winn-Dixie Stores, Inc. 8.88% 2008..........................            25,000        25,563

                       Consumer Staples -- 0.5%
                       Delhaize America, Inc. 8.13% 2011...........................            35,000        33,862
                       Great Atlantic & Pacific Tea Co., Inc. 9.13% 2011...........            25,000        18,250
                       Johnsondiversey, Inc. 9.63% 2012*...........................             5,000         5,263
                       Nash-Finch Co., Series B 8.50% 2008.........................            50,000        34,000
                       Playtex Products, Inc. 9.38% 2011...........................            25,000        27,625
                       Revlon Consumer Products Corp. 12.00% 2005..................            50,000        48,250
                       Tyson Foods, Inc. 7.25% 2006................................            20,000        22,225

                       Energy -- 1.3%
                       Clark Refining & Marketing, Inc. 8.38% 2007.................            55,000        52,525
                       Costilla Energy, Inc. 10.25% 2006(1)(4).....................           130,000             0
                       Energy Corp. of America, Series A 9.50% 2007................           200,000       124,000
                       Forest Oil Corp. 8.00% 2008 - 2011..........................            31,000        32,705
                       Giant Industries, Inc. 11.00% 2012..........................            40,000        26,800
                       Pioneer Natural Resources Co. 9.63% 2010....................            45,000        53,534
                       Plains Exploration & Production Co. 8.75% 2012*.............            50,000        52,000
                       Pride International, Inc. 10.00% 2009.......................            25,000        27,000
                       Tesoro Petroleum Corp., Series B 9.63% 2008.................            75,000        51,000
                       Westar Energy, Inc. 9.75% 2007..............................            50,000        45,500
                       Westport Resources Corp. 8.25% 2011*........................             5,000         5,250

                       Finance -- 0.8%
                       Ace Capital Trust II 9.70% 2030.............................             5,000         6,073
                       Athena Neurosciences Finance, LLC 7.25% 2008................            40,000        21,800
                       Burlington Resources Finance Co. 6.68% 2011.................            10,000        11,179
                       CS First Boston Mtg. Securities Corp., Series 1997-C1 A1B
                         7.15% 2029................................................            31,538        32,706
                       GS Mtg. Securities Corp. II, Series 2000-GSFL A 1.70%
                         2004*(1)(2)...............................................            49,498        49,405
                       NAC Re Corp. 7.15% 2005.....................................            20,000        21,565
                       PCA, LLC/PCA Finance Corp. 11.88% 2009*.....................             5,000         5,075
                       Qwest Capital Funding, Inc. 7.90% 2010......................           165,000       107,250
                       UCAR Finance, Inc. 10.25% 2012..............................            20,000        15,900
                       Von Hoffman Corp. 10.25% 2009...............................            30,000        28,050

                       Healthcare -- 1.7%
                       ALARIS Medical Systems, Inc. 9.75% 2006.....................            25,000        25,000
                       ALARIS Medical, Inc. 11.13% 2008(3).........................           115,000       105,800
                       Advanced Medical Optics, Inc. 9.25% 2010....................            20,000        20,600
                       AmerisourceBergen Corp. 8.13% 2008..........................             5,000         5,325

---------------------

                                                                                          PRINCIPAL
                                        BONDS & NOTES (CONTINUED)                           AMOUNT         VALUE
                       ---------------------------------------------------------------------------------------------
                       CORE BOND(continued)
                       Healthcare (continued)
                       Beverly Enterprises, Inc. 9.63% 2009........................      $     40,000   $    33,600
                       Bio-Rad Laboratories, Inc. 11.63% 2007......................            21,000        23,257
                       CONMED Corp. 9.00% 2008.....................................            55,000        57,200
                       HEALTHSOUTH Corp. 7.38% 2006................................            50,000        43,250
                       HEALTHSOUTH Corp. 8.50% 2008................................            10,000         8,600
                       Health Net, Inc. 8.38% 2011.................................            10,000        11,530
                       NDCHealth Corp. 10.50% 2012*................................            40,000        40,000
                       Omnicare, Inc., Series B 8.13% 2011.........................            15,000        16,050
                       Physician Sales & Services, Inc. 8.50% 2007.................            50,000        51,625
                       Radiologix, Inc., Series B 10.50% 2008......................            65,000        50,700
                       Sybron Dental Specialties, Inc. 8.13% 2012..................            10,000        10,100
                       Triad Hospitals, Inc., Series B 8.75% 2009..................            20,000        21,425
                       Triad Hospitals, Inc., Series B 11.00% 2009.................            25,000        27,625
                       Universal Hospital Services, Inc. 10.25% 2008...............            50,000        47,375
                       WellPoint Health Networks, Inc. 6.38% 2012..................            15,000        16,279

                       Industrial & Commercial -- 1.1%
                       Allied Waste North America, Inc., Series A 8.50% 2008.......            80,000        80,400
                       Argo-Tech Corp. 8.63% 2007..................................            85,000        58,650
                       Case Corp. 7.25% 2005.......................................            25,000        21,250
                       Cummins, Inc. 9.50% 2010*...................................             5,000         5,325
                       Hexcel Corp. 9.75% 2009.....................................            25,000        21,125
                       Iron Mountain, Inc. 8.25% 2011..............................            50,000        51,500
                       L-3 Communications Corp. 7.63% 2012.........................            20,000        20,600
                       Lamar Media Corp. 7.25% 2013*...............................             5,000         5,081
                       RH Donnelley Finance Corp. I 10.88% 2012*...................            40,000        43,600
                       Roller Bearing Co. of America, Inc., Series B 9.63% 2007....            20,000        18,825
                       Sequa Corp., Series B 8.88% 2008............................            25,000        23,875
                       United Rentals (North America), Inc., Series B 10.75%
                         2008......................................................            20,000        19,900
                       Xerox Corp. 9.75% 2009*.....................................            25,000        24,000

                       Information & Entertainment -- 2.6%
                       American Color Graphics, Inc. 12.75% 2005...................           100,000        98,500
                       CSC Holdings, Inc., Series B 7.63% 2011.....................           100,000        93,875
                       Century Communications Corp., Series B 9.05% 2008(4)........           250,000        36,250
                       Charter Communications Holdings, LLC 8.63% 2009.............            40,000        17,800
                       Charter Communications Holdings, LLC 9.92% 2011(3)..........            10,000         3,500
                       Charter Communications Holdings, LLC 13.50% 2011(3).........           170,000        44,200
                       Circus Circus Enterprises, Inc. 9.25% 2005..................            25,000        26,125
                       Classic Cable, Inc. 10.50% 2010(4)..........................           150,000        18,000
                       Cox Communications, Inc. 7.75% 2010.........................            10,000        11,390
                       EchoStar DBS Corp. 9.38% 2009...............................            80,000        84,600
                       Entravision Communications Corp. 8.13% 2009.................            10,000        10,400
                       Frontiervision Holding, LP 11.88% 2007(3)(4)................            35,000        19,600
                       Insight Midwest, LP 9.75% 2009..............................            50,000        47,500
                       Insight Midwest, LP/Insight Capital, Inc. 10.50% 2010.......            50,000        48,625
                       LIN Holdings Corp. 10.00% 2008(3)...........................            50,000        51,062
                       MGM MIRAGE, Inc. 8.38% 2011.................................            50,000        53,875
                       MGM MIRAGE, Inc. 8.50% 2010.................................            25,000        27,625
                       Mail Well I Corp. 9.63% 2012................................            40,000        35,600
                       Mandalay Resort Group 9.38% 2010............................            25,000        26,875
                       Mandalay Resort Group, Series B 10.25% 2007.................            15,000        16,462
                       Mediacom Broadband, LLC 11.00% 2013.........................            25,000        25,375
                       Mediacom, LLC 7.88% 2011....................................            10,000         8,350
                       Mediacom, LLC/Mediacom Capital Co. 9.50% 2013...............            25,000        22,500
                       News America Holdings, Inc. 8.88% 2023......................            15,000        16,644
                       Primedia, Inc. 8.88% 2011...................................            55,000        49,775

                                                           ---------------------

                                                                                          PRINCIPAL
                                        BONDS & NOTES (CONTINUED)                           AMOUNT         VALUE
                       ---------------------------------------------------------------------------------------------
                       CORE BOND(continued)
                       Information & Entertainment (continued)
                       Station Casinos, Inc. 8.88% 2008............................      $     40,000   $    41,600
                       Viacom, Inc. 6.63% 2011.....................................            20,000        22,605

                       Information Technology -- 2.3%
                       American Tower Corp. 9.38% 2009.............................             5,000         3,900
                       Amkor Technology, Inc. 9.25% 2008...........................           100,000        84,500
                       Amkor Technology, Inc. 10.50% 2009..........................            50,000        38,500
                       Avaya, Inc. 11.13% 2009.....................................            75,000        67,875
                       ChipPac International Co., Ltd., Series B 12.75% 2009.......            45,000        47,250
                       Crown Castle International Corp. 9.38% 2011.................            10,000         8,300
                       Crown Castle International Corp. 10.63% 2007(3).............            25,000        22,500
                       Crown Castle International Corp. 10.75% 2011................             5,000         4,375
                       GCI, Inc. 9.75% 2007........................................           100,000        80,000
                       Lucent Technologies, Inc. 7.25% 2006........................            50,000        28,250
                       Nextel Communications, Inc. 9.50% 2011......................           150,000       135,000
                       Nextel Partners, Inc. 14.00% 2009(3)........................            30,000        22,500
                       Nortel Networks, Ltd. 6.13% 2006............................            65,000        43,550
                       SCG Holding Corp. 12.00% 2009...............................           118,000        51,920
                       Sanmina-SCI Corp. 10.38% 2010*..............................            25,000        25,250
                       Solectron Corp. 9.63% 2009..................................            35,000        34,125
                       Telecommunications Techniques Co., LLC 9.75% 2008...........           140,000        21,000
                       Time Warner Telecom, Inc. 10.13% 2011.......................            10,000         5,400
                       United States West Communications, Inc. 6.88% 2033..........            50,000        38,500
                       Verizon New England, Inc. 6.50% 2011........................            15,000        16,563
                       Wesco Distribution, Inc., Series B 9.13% 2008...............            25,000        20,000
                       WorldCom, Inc. 7.50% 2011(4)................................           140,000        32,900

                       Materials -- 2.7%
                       AK Steel Corp. 7.88% 2009...................................            75,000        75,750
                       ARCO Chemical Co. 9.80% 2020................................            85,000        67,150
                       Airgas, Inc. 9.13% 2011.....................................            10,000        10,800
                       Buckeye Cellulose Corp. 8.50% 2005..........................            15,000        13,575
                       Bway Corp. 10.00% 2010*.....................................            15,000        15,562
                       Caraustar Industries, Inc. 9.88% 2011.......................            25,000        25,750
                       Century Aluminum Co. 11.75% 2008............................            55,000        53,350
                       Georgia-Pacific Corp. 9.50% 2011............................            80,000        78,400
                       Goodyear Tire & Rubber Co. 7.86% 2011.......................            55,000        41,188
                       Goodyear Tire & Rubber Co. 8.50% 2007.......................            15,000        12,746
                       Graphic Packaging Corp. 8.63% 2012..........................             5,000         5,262
                       IMC Global, Inc. 7.63% 2005.................................            25,000        24,000
                       IMC Global, Inc., Series B 11.25% 2011......................            45,000        48,375
                       Longview Fibre Co. 10.00% 2009..............................            15,000        15,750
                       Lyondell Chemical Co., Series B 9.88% 2007..................            55,000        52,800
                       Methanex Corp. 8.75% 2012...................................            10,000        10,600
                       NMHG Holding Co. 10.00% 2009................................            10,000        10,000
                       National Steel Corp., Series D 9.88% 2009(4)................            80,000        31,100
                       Noveon, Inc., Series B 11.00% 2011..........................            10,000        10,975
                       Oregon Steel Mills, Inc. 10.00% 2009*.......................            15,000        15,225
                       Owens-Illinois, Inc. 7.15% 2005.............................            25,000        24,031
                       Owens-Illinois, Inc. 7.35% 2008.............................             5,000         4,638
                       Owens-Illinois, Inc. 7.50% 2010.............................            25,000        23,000
                       Owens-Illinois, Inc. 7.85% 2004.............................            50,000        49,375
                       PCI Chemicals Canada Co. 10.00% 2008........................             3,279         2,295
                       Pioneer Cos., Inc. 4.90% 2006(2)............................             1,093           756
                       Resolution Performance Products, LLC 13.50% 2010............            50,000        52,750
                       Silgan Holdings, Inc. 9.00% 2009............................             5,000         5,213
                       Stone Container Corp 8.38% 2012.............................            25,000        25,625
                       Stone Container Corp. 9.25% 2008............................            15,000        15,862

---------------------

                                                                                          PRINCIPAL
                                        BONDS & NOTES (CONTINUED)                           AMOUNT         VALUE
                       ---------------------------------------------------------------------------------------------
                       CORE BOND(continued)
                       Materials (continued)
                       Stone Container Corp. 9.75% 2011............................      $     25,000   $    26,750
                       Texas Petrochemicals LP, Series B 11.13% 2006...............            75,000        46,500
                       United States Steel, LLC 10.75% 2008........................            85,000        83,725
                       Weirton Steel Corp. 10.00% 2008(5)..........................            68,750         6,875
                       Weyerhaeuser Co. 6.13% 2007.................................            20,000        21,412

                       Real Estate -- 0.4%
                       Del Webb Corp. 10.25% 2010..................................            25,000        27,250
                       Health Care Property Investors, Inc. 6.45% 2012.............            10,000        10,074
                       Host Marriot, LP, Series G 9.25% 2007.......................             5,000         5,050
                       Host Marriot, LP, Series I 9.50% 2007.......................            45,000        45,675
                       Standard Pacific Corp. 9.50% 2010...........................            50,000        52,375

                       Transportation -- 0.3%
                       Atlas Air, Inc. 9.38% 2006..................................            45,000         9,338
                       Atlas Air, Inc. 10.75% 2005.................................            20,000         4,150
                       Delta Air Lines, Inc. 7.90% 2009............................            75,000        51,750
                       Navistar International Corp., Series B 8.00% 2008...........            30,000        24,300
                       Navistar International Corp., Series B 9.38% 2006...........             5,000         4,800
                       Northwest Airlines, Inc. 8.88% 2006.........................            15,000         9,750
                       Northwest Airlines, Inc. 9.88% 2007.........................            20,000        12,800

                       U.S. Government Agencies -- 0.7%
                       Federal Home Loan Mtg. Corp. 6.44% 2029(2)..................           106,617       110,630
                       Federal National Mtg. Assoc. 6.00% 2032.....................           159,848       165,468

                       U.S. Government Obligations -- 2.4%
                       United States Treasury Bonds 5.50% 2028.....................            10,000        10,805
                       United States Treasury Notes 4.38% 2012.....................           845,000       883,255

                       Utilities -- 0.9%
                       AES Corp. 8.88% 2011........................................            70,000        40,600
                       Avista Corp. 9.75% 2008.....................................            25,000        24,688
                       CMS Energy Corp. 8.50% 2011.................................            15,000        13,050
                       CMS Energy Corp. 8.90% 2008.................................            70,000        62,300
                       Calpine Corp. 8.63% 2010....................................            45,000        19,125
                       El Paso Corp. 7.00% 2011....................................           125,000        85,000
                       Illinois Power Co. 11.50% 2010*.............................            20,000        19,300
                       South Carolina Electric & Gas Co. 6.63% 2032................             5,000         5,621
                       Virginia Electric & Power Co., Series A 5.38% 2007..........            10,000        10,595
                       Western Resources, Inc. 6.88% 2004..........................            45,000        40,950
                       Western Resources, Inc. 7.13% 2009..........................            10,000         7,900
                       Williams Cos., Inc. 7.13% 2011..............................            35,000        22,925
                                                                                                        ------------
                                                                                                          7,399,269
                                                                                                        ------------

                       GLOBAL CORE BOND -- 10.5%
                       ---------------------------------------------------------------------------------------------
                       AUSTRALIA -- 0.1%
                       Commonwealth of Australia, Series 808 8.75% 2008............  AUD       30,000        20,038

                       AUSTRIA -- 0.6%
                       Republic of Austria 5.00% 2012*.............................  EUR      190,000       206,984

                       BRAZIL -- 0.0%
                       Companhia Vale do Rio Doce 0.06% 2049(1)(5) (Materials).....  BRL        2,000             0

                       CANADA -- 1.7%
                       Abitibi Consolidated, Inc. 8.55% 2010 (Materials)...........            50,000        55,493
                       Air Canada 10.25% 2011 (Transportation).....................            80,000        44,800
                       CanWest Media, Inc. 10.63% 2011 (Information &
                         Entertainment)............................................            50,000        53,375

                                                           ---------------------

                                                                                          PRINCIPAL
                                       GLOBAL CORE BOND (CONTINUED)                         AMOUNT         VALUE
                       ---------------------------------------------------------------------------------------------
                       CANADA (continued)
                       Corus Entertainment, Inc. 8.75% 2012 (Information &
                         Entertainment)............................................      $     35,000   $    37,056
                       Fairfax Financial Holdings, Ltd. 6.88% 2008 (Finance).......            35,000        25,763
                       Fairfax Financial Holdings, Ltd. 7.38% 2006 (Finance).......            15,000   $    12,394
                       Government of Canada 5.50% 2010.............................  CAD       95,000        63,630
                       Government of Canada, Series WL43 5.75% 2029................  CAD       50,000        33,345
                       Pacifica Papers, Inc. 10.00% 2009 (Materials)...............            40,000        42,300
                       Paperboard Industries International, Inc. 8.38% 2007
                         (Materials)...............................................            15,000        14,550
                       Quebecor Media, Inc. 13.75% 2011(3) (Information &
                         Entertainment)............................................           170,000        96,263
                       Rogers Cantel, Inc. 9.38% 2008 (Information Technology).....            25,000        23,500
                       Rogers Cantel, Inc. 9.75% 2016 (Information Technology).....            25,000        22,563
                       Rogers Communications, Inc. 8.88% 2007 (Information &
                         Entertainment)............................................            65,000        62,075
                       Rogers Wireless Communications, Inc. 9.63% 2011 (Information
                         Technology)...............................................            60,000        56,700

                       DENMARK -- 1.0%
                       Kingdom of Denmark 4.88% 2007...............................  EUR      290,000       321,591
                       Kingdom of Denmark 6.00% 2009...............................  DKK      335,000        52,670

                       FINLAND -- 0.2%
                       Republic of Finland 5.38% 2013..............................  EUR       50,000        57,185

                       FRANCE -- 1.6%
                       Government of France 5.25% 2008.............................  EUR      170,000       192,709
                       Government of France 5.50% 2007.............................  EUR      355,000       403,255

                       GERMANY -- 1.2%
                       Federal Republic of Germany, Series 02 5.00% 2012...........  EUR       21,500        23,956
                       Federal Republic of Germany, Series 96 6.00% 2006...........  EUR       15,000        17,009
                       Federal Republic of Germany, Series 00 6.25% 2030...........  EUR      305,000       387,000

                       IRELAND -- 0.2%
                       MDP Acquisitions, PLC 9.63% 2012* (Materials)...............            15,000        15,600
                       Republic of Ireland 5.00% 2013..............................  EUR       55,000        60,880

                       JAPAN -- 1.7%
                       Government of Japan, Series 213 1.40% 2009..................  JPY   57,400,000       512,376
                       Government of Japan, Series 234 1.40% 2011..................  JPY    2,000,000        17,748
                       Government of Japan, Series 42 2.60% 2019...................  JPY    8,500,000        84,695

                       LUXEMBOURG -- 0.4%
                       Tyco International Group SA 5.80% 2006 (Industrial &
                         Commercial)...............................................            10,000         9,450
                       Tyco International Group SA 6.13% 2009 (Industrial &
                         Commercial)...............................................            20,000        18,700
                       Tyco International Group SA 6.38% 2006 (Industrial &
                         Commercial)...............................................            15,000        14,550
                       Tyco International Group SA 6.38% 2011 (Industrial &
                         Commercial)...............................................            95,000        88,825
                       Tyco International Group SA 6.75% 2011 (Industrial &
                         Commercial)...............................................            10,000         9,450

                       MEXICO -- 0.0%
                       Pemex Project Funding Master Trust 8.50% 2008 (Finance).....             5,000         5,575
                       Pemex Project Funding Master Trust 9.13% 2010 (Finance).....            10,000        11,450

                       NETHERLANDS -- 0.1%
                       Koninklijke (Royal) KPN NV 8.00% 2010 (Information
                         Technology)...............................................            10,000        11,711
                       Telefonica Europe BV 7.75% 2010 (Information Technology)....            10,000        11,560
                       United Pan-Europe Communications NV, Series B 11.25% 2010(4)
                         (Information & Entertainment).............................            25,000         1,875
                       United Pan-Europe Communications NV, Series B 11.50% 2010(4)
                         (Information & Entertainment).............................            50,000         3,750

                       NEW ZEALAND -- 0.3%
                       Government of New Zealand, Series 413 6.50% 2013............  NZD      230,000       124,113

                       RUSSIA -- 0.0%
                       Russian Federation 5.00% 2030(3)............................            10,000         7,900

---------------------

                                                                                          PRINCIPAL
                                       GLOBAL CORE BOND (CONTINUED)                         AMOUNT         VALUE
                       ---------------------------------------------------------------------------------------------
                       SINGAPORE -- 0.1%
                       Oversea-Chinese Banking Corp., Ltd. 7.25% 2011 (Finance)....  EUR $     25,000   $    28,464

                       SOUTH AFRICA -- 0.0%
                       Republic of South Africa 7.38% 2012.........................             5,000         5,412

                       SWEDEN -- 0.1%
                       Kingdom of Sweden, Series 1043 5.00% 2009...................  SEK      400,000        47,537

                       UNITED KINGDOM -- 1.0%
                       British Telecommunications, PLC 6.38% 2006 (Information
                         Technology)...............................................  EUR       15,000        16,752
                       Granite Mtgs., PLC, Series 2002-2 1A1 1.93% 2017(2)
                         (Finance).................................................            25,000        25,000
                       Holmes Financing, PLC, Series 3 1A 1.89% 2005(1)(2)
                         (Finance).................................................            35,000        35,015
                       Holmes Financing, PLC, Series 4 1A 1.97% 2015(1)(2)
                         (Finance).................................................            35,000        35,020
                       NGG Finance, PLC 5.25% 2006 (Finance).......................  EUR       10,000        10,932
                       United Kingdom Treasury 6.25% 2010..........................  GBP       55,000        99,820
                       United Kingdom Treasury 6.50% 2003..........................  GBP       70,000       115,549
                       United Kingdom Treasury 7.25% 2007..........................  GBP        5,000         9,139
                       Xerox Capital Europe, PLC 5.88% 2004 (Industrial &
                         Commercial)...............................................            25,000        23,875

                       UNITED STATES -- 0.2%
                       AT&T Corp. 6.00% 2006 (Information Technology)..............  EUR       10,000        10,488
                       Clear Channel Communications, Inc. 6.50% 2005 (Information &
                         Entertainment)............................................  EUR        5,000         5,264
                       DaimlerChrysler NA Holding Corp., Series EMTN 7.50% 2006
                         (Consumer Discretionary)..................................  GBP       10,000        16,956
                       International Paper Co. 5.38% 2006 (Materials)..............  EUR       10,000        10,737
                       Morgan Stanley Dean Witter & Co. 5.75% 2009 (Finance).......  EUR       13,000        14,240

                       VENEZUELA -- 0.0%
                       PDVSA Finance, Ltd. 6.25% 2006 (Finance)....................  EUR        4,070         4,434
                                                                                                        ------------
                                                                                                          3,851,046
                                                                                                        ------------
                       TOTAL BONDS & NOTES (cost $12,043,445)......................                      11,250,315
                                                                                                        ------------
                                                             WARRANTS+ -- 0.0%             WARRANTS
                       ---------------------------------------------------------------------------------------------
                       CONSUMER STAPLES -- 0.0%
                       Household & Personal Products -- 0.0%
                       Mattress Discounters Corp.(1)...............................                50             0

                       INFORMATION TECHNOLOGY -- 0.0%
                       Telecommunications -- 0.0%
                       KMC Telecom Holdings, Inc. (1)*.............................               330             0
                       McLeodUSA, Inc..............................................             2,402           721
                                                                                                        ------------
                       TOTAL WARRANTS (cost $8,895)................................                             721
                                                                                                        ------------
                       TOTAL INVESTMENT SECURITIES (cost $36,748,622)..............                      34,742,068
                                                                                                        ------------

                                                                                          PRINCIPAL
                       SHORT-TERM SECURITIES -- 5.8%                                        AMOUNT
                       ---------------------------------------------------------------------------------------------
                       U.S. GOVERNMENT OBLIGATIONS -- 1.3%
                       United States Treasury Bills 1.20% due 3/6/03...............      $    500,000       498,994
                                                                                                        ------------

                       NON-U.S. GOVERNMENT OBLIGATIONS -- 4.5%
                       Kingdom of Belgium 1.56% due 1/16/03........................           300,000       314,211
                       Republic of France 1.35% due 6/26/03........................         1,300,000     1,345,777
                                                                                                        ------------
                                                                                                          1,659,988
                                                                                                        ------------
                       TOTAL SHORT-TERM SECURITIES (cost $2,158,509)...............                       2,158,982
                                                                                                        ------------

                                                           ---------------------

                                                                                          PRINCIPAL
                                       REPURCHASE AGREEMENT -- 1.1%                         AMOUNT         VALUE
                       ---------------------------------------------------------------------------------------------
                       UBS Warburg, LLC Joint Repurchase Agreement
                         Account (Note 2) (cost $435,000)...........................     $    435,000   $   435,000
                                                                                                        ------------
                       TOTAL INVESTMENTS -- (cost
                         $39,342,131)                                   101.1%                           37,336,050
                       Liabilities in excess of other assets --          (1.1)                             (421,925)
                                                                        ------                          ------------
                       NET ASSETS --                                    100.0%                          $36,914,125
                                                                        ======
                                                                                                        ============

              -----------------------------

                        +   Non-income producing security
                       ADR -- American Depository Receipt
                       GDR -- Global Depository Receipt
                        *   Securities exempt from registration under 144A of the
                            Securities Act of 1933. These securities may be sold in
                            transactions exempt from registration, normally to qualified institutional buyers.
                        @   The security or a portion thereof has been segregated as
                            collateral for futures contracts.
                       (1)  Fair valued security -- See Note 2.
                       (2)  Security is a "floating rate" bond where the coupon rate fluctuates. The rate reflected is as of December 31, 2002.
                       (3)  Security is a "step-up" bond where the coupon rate increases or steps up at a predetermined rate.
                       (4)  Bond in default.
                       (5)  Variable rate security -- the rate reflected as of December
                            31, 2002; maturity date reflects next reset date.

---------------------

              OPEN FUTURES CONTRACTS
              ------------------------------------------------------------------

                                                                                                                    UNREALIZED
                       NUMBER OF                                   EXPIRATION     VALUE AT       VALUE AS OF       APPRECIATION
                       CONTRACTS            DESCRIPTION               DATE       TRADE DATE   DECEMBER 31, 2002   (DEPRECIATION)
                       ---------------------------------------------------------------------------------------------------------
                       8 Short     CAC 40 10 Euro...............    March 2003   $ 255,674       $  257,775          $ (2,101)
                       20 Short    OMX Index....................  January 2003     114,927          114,308               619
                       2 Long      Euro-Schatz..................    March 2003     221,444          221,717               273
                       1 Short     SPI 200......................    March 2003      41,988           42,303              (315)
                       1 Short     Ibec 35 Index................  January 2003      65,659           62,791             2,868
                       1 Short     DAX Index....................    March 2003      82,595           76,200             6,395
                       1 Short     MIB 30 Index.................    March 2003     128,383          125,534             2,849
                       9 Short     FTSE 100 Index...............    March 2003     566,889          566,741               148
                       2 Short     Euro Bond....................    March 2003     234,247          238,298            (4,051)
                       5 Long      Euro Bobl....................    March 2003     572,654          583,099            10,445
                       5 Long      S&P 500......................    March 2003   1,185,415        1,098,625           (86,790)
                       13 Short    U.S. 5 YR Note...............    March 2003   1,439,082        1,472,250           (33,168)
                       2 Long      U.S. 2 YR Note...............    March 2003     425,150          430,375             5,225
                       3 Long      U.S. 20 YR Bond..............    March 2003     326,297          338,063            11,766
                                                                                                                     --------
                                                                                                                     $(85,837)
                                                                                                                     ========

                                                           ---------------------

              OPEN FORWARD FOREIGN CURRENCY CONTRACTS
              ------------------------------------------------------------------

                           CONTRACT              IN            DELIVERY    GROSS UNREALIZED
                          TO DELIVER        EXCHANGE FOR         DATE        APPRECIATION
                       --------------------------------------------------------------------
                       AUD      78,400    USD       43,896    03/31/2003            146
                       *CAD    145,000    USD       91,845    02/04/2003            181
                       USD     118,182    KRW  144,135,000    01/15/2003          3,174
                       *USD     61,140    NZD      122,000    01/16/2003          2,614
                       USD      62,619    PLN      246,000    01/21/2003          1,422
                       *USD    129,448    AUD      233,000    01/21/2003          1,412
                       *USD     34,972    GBP       22,000    01/22/2003            381
                       *USD     60,202    SEK      544,000    01/23/2003          2,267
                       *USD  2,189,480    EUR    2,148,000    01/24/2003         60,800
                       *USD     75,625    CHF      108,000    02/12/2003          2,536
                       *USD  1,492,726    GBP      956,600    03/14/2003         39,031
                       *USD    476,721    SEK    4,321,000    03/14/2003         17,810
                       *USD    177,908    EUR      177,000    03/14/2003          7,146
                       USD     115,891    JPY   14,448,300    03/14/2003          6,105
                       USD      75,514    KRW   92,867,560    03/14/2003          2,254
                       USD     236,121    AUD      424,000    03/14/2003            855
                       *USD     61,524    GBP       39,300    03/21/2003          1,375
                       *USD     29,594    EUR       28,900    03/31/2003            601
                                                                               --------
                                                                                150,110
                                                                               --------

              ------------------------------------------------------------------

                           CONTRACT               IN            DELIVERY    GROSS UNREALIZED
                          TO DELIVER         EXCHANGE FOR         DATE       (DEPRECIATION)
                       ---------------------------------------------------------------------
                       *AUD      197,000   USD     110,141     01/21/2003      $    (500)
                       *CHF      132,000   USD      90,417     02/12/2003         (5,112)
                       CHF       680,050   USD     460,427     03/14/2003        (32,058)
                       DKK       316,000   USD      42,393     01/10/2003         (2,193)
                       EUR        63,830   USD      64,916     01/17/2003         (1,973)
                       EUR       120,000   USD     120,540     01/21/2003         (5,191)
                       *EUR    5,338,600   USD   5,371,505     01/24/2003       (221,323)
                       *EUR      565,500   USD     568,401     03/14/2003        (22,832)
                       EUR       208,470   USD     213,119     03/21/2003         (4,776)
                       *EUR      336,800   USD     344,883     03/31/2003         (7,000)
                       *GBP      207,000   USD     325,818     01/22/2003         (6,826)
                       *GBP      160,000   USD     254,336     03/14/2003         (1,864)
                       *GBP      455,300   USD     712,772     03/21/2003        (15,925)
                       JPY    10,590,000   USD      85,266     01/15/2003         (3,957)
                       JPY    10,389,000   USD      86,269     01/17/2003         (1,267)
                       *NZD      236,000   USD     121,821     01/16/2003         (1,507)
                       *SEK      664,000   USD      73,921     01/23/2003         (2,327)
                       SEK     1,037,500   USD     116,576     01/24/2003         (2,555)
                       *SEK    4,615,470   USD     509,209     03/14/2003        (19,024)
                       *USD      177,402   CAD     276,000     02/04/2003         (2,925)
                       USD       276,324   CAD     433,000     03/14/2003         (3,010)
                                                                               ---------
                                                                                (364,145)
                                                                               ---------
                                                                               $(214,035)
                                                                               =========

                       AUD - Australian Dollar             EUR - Euro Dollar                   NZD - New Zealand Dollar
                       BRL - Brazilian Real                GBP - British Pound                 PLN - Polish Zloty
                       CAD - Canadian Dollar               JPY - Japanese Yen                  SEK - Swedish Krona
                       CHF - Swiss Franc                   KRW- Korean Won                     USD - United States Dollar
                       DKK - Danish Krone

              * Represents open forward foreign currency contracts and
                offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.

              See Notes to Financial Statements.
---------------------

                      (This page intentionally left blank)

---------------------

    ANCHOR SERIES TRUST
    STATEMENT OF ASSETS AND LIABILITIES
    DECEMBER 31, 2002

                                                                                   GOVERNMENT AND
                                                                 MONEY MARKET       QUALITY BOND
                                                                  PORTFOLIO          PORTFOLIO
   ----------------------------------------------------------------------------------------------
   ASSETS:
   Investment securities, at value*............................  $       --        $  967,775,441
   Short-term securities*......................................   24,423,059                  --
   Repurchase agreements (cost equals market)..................      285,000           63,795,000
   Cash........................................................        1,725                1,401
   Foreign cash*...............................................          --                   --
   Receivables for:
     Fund shares sold..........................................        3,308            4,497,676
     Dividends and accrued interest............................       13,505            7,826,242
     Sales of investments......................................          --            75,933,634
     Unrealized appreciation on forward foreign currency
       contracts...............................................          --                   --
     Miscellaneous receivable..................................          --                   --
   Prepaid expenses............................................           21                  376
                                                                 --------------------------------
                                                                  24,726,618        1,119,829,770
                                                                 --------------------------------
   LIABILITIES:
   Payables for:
     Purchases of investments..................................          --            97,042,843
     Fund shares redeemed......................................       30,408            7,242,655
     Management fees...........................................       10,554              466,912
     Variation margin on futures contracts.....................          --                   --
   Other accrued expenses......................................       51,196              302,166
   Unrealized depreciation on forward foreign currency
     contracts.................................................          --                   --
                                                                 --------------------------------
                                                                      92,158          105,054,576
                                                                 --------------------------------
   NET ASSETS..................................................  $24,634,460       $1,014,775,194
                                                                 --------------------------------
                                                                 --------------------------------
   COMPOSITION OF NET ASSETS:
   Paid in capital.............................................  $24,634,460       $  933,691,681
   Accumulated undistributed net investment income (loss)......          --            37,521,774
   Accumulated undistributed net realized gain (loss) on
     investments, futures contracts and foreign currency.......          --             6,217,082
   Unrealized appreciation (depreciation) of investments.......          --            37,344,657
   Unrealized foreign exchange gain (loss) on other assets and
     liabilities...............................................          --                   --
   Unrealized appreciation (depreciation) on futures
     contracts.................................................          --                   --
                                                                 --------------------------------
                                                                 $24,634,460       $1,014,775,194
                                                                 --------------------------------
                                                                 --------------------------------
   Class 1** (unlimited shares authorized):
     Net assets................................................  $24,634,460       $  885,969,445
     Shares of beneficial interest issued and outstanding......   24,634,460           56,802,573
     Net asset value, offering and redemption price per
       share...................................................  $      1.00       $        15.60
                                                                 --------------------------------
                                                                 --------------------------------
   Class 2** (unlimited shares authorized):
     Net assets................................................  $       --        $  121,073,726
     Shares of beneficial interest issued and outstanding......          --             7,766,340
     Net asset value, offering and redemption price per
       share...................................................  $       --        $        15.59
                                                                 --------------------------------
                                                                 --------------------------------
   Class 3** (unlimited shares authorized):
     Net assets................................................  $       --        $    7,732,023
     Shares of beneficial interest issued and outstanding......          --               496,106
     Net asset value, offering and redemption price per
       share...................................................  $       --        $        15.59
                                                                 --------------------------------
                                                                 --------------------------------
   ---------------
    *  Cost
      Investment securities....................................  $       --        $  930,430,784
                                                                 --------------------------------
                                                                 --------------------------------
      Short-term securities....................................  $24,423,059       $          --
                                                                 --------------------------------
                                                                 --------------------------------
      Foreign cash.............................................  $       --        $          --
                                                                 --------------------------------
                                                                 --------------------------------
   ** See Note 1.

    See Notes to Financial Statements.
---------------------
    42

    GROWTH AND                      CAPITAL         NATURAL                    STRATEGIC
      INCOME         GROWTH       APPRECIATION     RESOURCES    MULTI-ASSET   MULTI-ASSET
     PORTFOLIO     PORTFOLIO       PORTFOLIO       PORTFOLIO     PORTFOLIO     PORTFOLIO
------------------------------------------------------------------------------------------
    $18,232,492   $551,400,934   $1,058,162,341   $89,968,610   $61,546,281   $34,742,068
            --             --               --            --        499,410     2,158,982
        450,000      4,205,000       27,735,000     8,120,000     2,140,000       435,000
            305          2,887              676         1,561         4,928           846
            --             --            11,273       173,330           --         17,167
         12,907      1,620,828        2,816,257       604,958           233        18,391
         23,562        633,922          675,733        66,469       287,957       305,119
            --         275,347        4,427,257           --      1,696,708       160,286
            --             --               --            --            --        150,110
            101            120              750           --          1,365           218
             24            615            1,354            49            72            42
    --------------------------------------------------------------------------------------
     18,719,391    558,139,653    1,093,830,641    98,934,977    66,176,954    37,988,229
    --------------------------------------------------------------------------------------
            --         525,064        1,165,281     2,904,613     1,683,188       575,422
         47,083      1,329,669        2,557,984       831,081       104,406        17,601
         11,355        342,939          676,897        57,629        55,709        31,772
            --             --               --            --          3,850         4,173
         51,120        240,677          440,451        74,206        67,562        80,991
            --             --               --            --            --        364,145
    --------------------------------------------------------------------------------------
        109,558      2,438,349        4,840,613     3,867,529     1,914,715     1,074,104
    --------------------------------------------------------------------------------------
    $18,609,833   $555,701,304   $1,088,990,028   $95,067,448   $64,262,239   $36,914,125
    --------------------------------------------------------------------------------------
    --------------------------------------------------------------------------------------
    $20,845,538   $657,916,200   $1,443,515,373   $89,952,701   $65,297,871   $49,820,083
        112,100      3,183,610         (141,902)      710,898     1,396,353       503,115
     (1,542,396)   (82,908,528)    (363,299,499)     (447,370)   (4,340,327)  (11,147,661)
       (805,409)   (22,489,978)       8,925,018     4,856,009     1,860,855    (2,006,081)
            --             --            (8,962)       (4,790)          --       (169,494)
            --             --               --            --         47,487       (85,837)
    --------------------------------------------------------------------------------------
    $18,609,833   $555,701,304   $1,088,990,028   $95,067,448   $64,262,239   $36,914,125
    --------------------------------------------------------------------------------------
    --------------------------------------------------------------------------------------
    $18,609,833   $520,917,025   $1,021,171,689   $87,636,875   $64,262,239   $36,914,125
      2,204,191     26,926,381       44,588,021     4,876,058     9,655,640     6,417,772
    $      8.44   $      19.35   $        22.90   $     17.97   $      6.66   $      5.75
    --------------------------------------------------------------------------------------
    --------------------------------------------------------------------------------------
    $       --    $ 32,458,307   $   63,049,143   $ 7,142,846   $       --    $       --
            --       1,678,305        2,758,730       397,717           --            --
    $       --    $      19.34   $        22.85   $     17.96   $       --    $       --
    --------------------------------------------------------------------------------------
    --------------------------------------------------------------------------------------
    $       --    $  2,325,972   $    4,769,196   $   287,727   $       --    $       --
            --         120,298          208,707        16,024           --            --
    $       --    $      19.34   $        22.85   $     17.96   $       --    $       --
    --------------------------------------------------------------------------------------
    --------------------------------------------------------------------------------------
    $19,037,901   $573,890,912   $1,049,237,323   $85,112,601   $59,685,426   $36,748,622
    --------------------------------------------------------------------------------------
    --------------------------------------------------------------------------------------
    $       --    $        --    $          --    $       --    $   499,410   $ 2,158,509
    --------------------------------------------------------------------------------------
    --------------------------------------------------------------------------------------
    $       --    $        --    $       10,827   $   167,623   $       --    $    16,990
    --------------------------------------------------------------------------------------
    --------------------------------------------------------------------------------------

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    STATEMENT OF OPERATIONS
    FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                                   GOVERNMENT AND
                                                                 MONEY MARKET       QUALITY BOND
                                                                  PORTFOLIO          PORTFOLIO
   ----------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME:
   Income:
     Interest..................................................    $533,344         $41,496,947
     Dividends.................................................         --                  --
                                                                  -----------------------------
            Total income*......................................     533,344          41,496,947
                                                                  -----------------------------
   Expenses:
     Investment management fees................................     146,706           4,735,078
     Custodian fees............................................      45,628             246,366
     Audit and tax consulting fees.............................      19,717              28,846
     Reports to investors......................................       3,073             153,151
     Trustees' fees............................................         777              31,799
     Legal fees................................................         739              12,991
     Service fees
       Class 2**...............................................         --              101,410
       Class 3**...............................................         --                1,748
     Insurance expense.........................................         355               3,112
     Interest expense..........................................         --                  --
     Other expenses............................................         233               6,167
                                                                  -----------------------------
            Total expenses before custody credits and fees paid
             indirectly........................................     217,228           5,320,668
            Custody credits earned on cash balances............        (109)             (2,281)
            Fees paid indirectly (Note 10).....................          --                  --
                                                                  -----------------------------
   Net expenses................................................     217,119           5,318,387
                                                                  -----------------------------
   Net investment income (loss)................................     316,225          36,178,560
                                                                  -----------------------------
   REALIZED AND UNREALIZED GAIN (LOSS) ON
     INVESTMENTS AND FOREIGN CURRENCIES:
   Net realized gain (loss) on investments.....................         --            9,737,567
   Net realized foreign exchange gain (loss) on other assets
     and liabilities...........................................         --                  --
   Net realized gain (loss) on futures contracts...............         --              293,718
   Change in unrealized appreciation (depreciation) on
     investments...............................................         --           29,281,268
   Change in unrealized foreign exchange gain (loss) on other
     assets and liabilities....................................         --                  --
   Change in unrealized appreciation (depreciation) on futures
     contracts.................................................         --                  --
                                                                  -----------------------------
   Net realized and unrealized gain (loss) on investments and
     foreign currencies........................................         --           39,312,553
                                                                  -----------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
     OPERATIONS................................................    $316,225         $75,491,113

                                                                  -----------------------------
                                                                 ------------------------------
   ---------------
   *  Net of foreign withholding taxes on interest and
     dividends of..............................................    $    --          $       --

                                                                  -----------------------------
                                                                 ------------------------------
   ** See Note 1.

    See Notes to Financial Statements.

---------------------
    44

---------------------

    GROWTH AND                       CAPITAL       NATURAL                     STRATEGIC
      INCOME         GROWTH       APPRECIATION    RESOURCES    MULTI-ASSET    MULTI-ASSET
     PORTFOLIO      PORTFOLIO       PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO
------------------------------------------------------------------------------------------
    $     4,888   $     195,551   $     948,672   $   69,758   $  1,446,008   $ 1,057,449
        352,908       7,979,095       6,912,729    1,436,079        723,721       343,765
------------------------------------------------------------------------------------------
        357,796       8,174,646       7,861,401    1,505,837      2,169,729     1,401,214
------------------------------------------------------------------------------------------
        160,743       4,528,707       9,269,560      674,742        740,618       426,205
         45,713         143,116         316,519       78,190         46,675        71,893
         22,121          23,965          13,257       21,045         17,270        31,189
          1,945         131,078         276,610       13,873         15,049         3,262
          1,183          33,520          67,587        3,747          3,622           876
            504           9,981          18,564        6,576          1,601           232
             --          32,677          65,323        5,601             --            --
             --             657           1,023           94             --            --
            247           5,297          11,753          429            676           392
            --              785             --           --             --             55
            245           6,743          15,744          705            729           429
------------------------------------------------------------------------------------------
        232,701       4,916,526      10,055,940      805,002        826,240       534,533
           (113)           (265)           (880)        (294)          (374)         (639)
           (101)           (120)           (750)          --         (1,365)         (218)
------------------------------------------------------------------------------------------
        232,487       4,916,141      10,054,310      804,708        824,501       533,676
------------------------------------------------------------------------------------------
        125,309       3,258,505      (2,192,909)     701,129      1,345,228       867,538
------------------------------------------------------------------------------------------
     (1,492,496)    (46,112,592)   (130,579,735)     502,311     (2,305,645)   (5,103,982)
            --              248          31,327       25,232            --       (766,848)
            --              --              --           --         307,482       200,910
     (5,340,953)   (131,591,863)   (230,216,006)   2,622,356    (10,286,466)     (574,544)
            --              --            4,037       (4,748)           --       (184,334)
            --              --              --           --          15,302       (85,407)
------------------------------------------------------------------------------------------
     (6,833,449)   (177,704,207)   (360,760,377)   3,145,151    (12,269,327)   (6,514,205)
------------------------------------------------------------------------------------------
    $(6,708,140)  $(174,445,702)  $(362,953,286)  $3,846,280   $(10,924,099)  $(5,646,667)
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
    $       649   $       7,012   $     242,636   $   89,219   $      1,564   $    26,232
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS
    FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                                   GOVERNMENT AND
                                                                 MONEY MARKET       QUALITY BOND
                                                                  PORTFOLIO          PORTFOLIO
   ----------------------------------------------------------------------------------------------
   OPERATIONS:
     Net investment income (loss)..............................  $    316,225      $   36,178,560
     Net realized gain (loss) on investments...................           --            9,737,567
     Net realized foreign exchange gain (loss) on other assets
       and liabilities.........................................           --                  --
     Net realized gain (loss) on futures contracts.............           --              293,718
     Change in unrealized appreciation (depreciation) on
       investments.............................................           --           29,281,268
     Change in unrealized foreign exchange gain (loss) on other
       assets and liabilities..................................           --                  --
     Change in unrealized appreciation (depreciation) on
       futures contracts.......................................           --                  --
                                                                   ------------------------------
     Net increase (decrease) in net assets resulting from
       operations..............................................       316,225          75,491,113
                                                                   ------------------------------
   DIVIDENDS AND DISTRIBUTIONS PAID TO SHAREHOLDERS:
     Distributions from realized gains -- Class 1*.............           --                  --
     Distributions from realized gains -- Class 2*.............           --                  --
     Distributions from realized gains -- Class 3*.............           --                  --
     Dividends from net investment income -- Class 1*..........      (316,225)        (30,382,604)
     Dividends from net investment income -- Class 2*..........           --           (3,107,396)
     Dividends from net investment income -- Class 3*..........           --                  --
                                                                   ------------------------------
   Total dividends and distributions to shareholders...........      (316,225)        (33,490,000)
                                                                   ------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
     SHARE TRANSACTIONS (NOTE 6)...............................    (9,740,249)        268,597,386
                                                                   ------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS.....................    (9,740,249)        310,598,499
                                                                   ------------------------------
   NET ASSETS:
   Beginning of period.........................................    34,374,709         704,176,695
                                                                   ------------------------------
   End of period+..............................................  $ 24,634,460      $1,014,775,194
                                                                   ------------------------------
                                                                   ------------------------------
   +  Includes accumulated undistributed net investment income
     (loss)....................................................  $        --       $   37,521,774
                                                                   ------------------------------
                                                                   ------------------------------

    *  See Note 1.

    See Notes to Financial Statements.

---------------------
    46

     GROWTH AND                       CAPITAL         NATURAL                     STRATEGIC
       INCOME         GROWTH        APPRECIATION     RESOURCES    MULTI-ASSET    MULTI-ASSET
     PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO     PORTFOLIO      PORTFOLIO
---------------------------------------------------------------------------------------------
    $    125,309   $   3,258,505   $   (2,192,909)  $   701,129   $  1,345,228   $   867,538
      (1,492,496)    (46,112,592)    (130,579,735)      502,311     (2,305,645)   (5,103,982)
             --              248           31,327        25,232            --       (766,848)
             --              --               --            --         307,482       200,910
      (5,340,953)   (131,591,863)    (230,216,006)    2,622,356    (10,286,466)     (574,544)
             --              --             4,037        (4,748)           --       (184,334)
             --              --               --            --          15,302       (85,407)
    -----------------------------------------------------------------------------------------
      (6,708,140)   (174,445,702)    (362,953,286)    3,846,280    (10,924,099)   (5,646,667)
    -----------------------------------------------------------------------------------------
      (2,030,000)            --               --     (4,373,530)           --            --
             --              --               --       (248,470)           --            --
             --              --               --            --             --            --
         (91,500)     (2,284,310)             --       (737,287)    (2,084,000)     (320,000)
             --          (65,690)             --        (34,713)           --            --
             --              --               --            --             --            --
    -----------------------------------------------------------------------------------------
      (2,121,500)     (2,350,000)             --     (5,394,000)    (2,084,000)     (320,000)
    -----------------------------------------------------------------------------------------
      (1,553,929)    (68,312,622)    (192,776,920)   24,479,561     (9,800,421)   (6,178,113)
    -----------------------------------------------------------------------------------------
     (10,383,569)   (245,108,324)    (555,730,206)   22,931,841    (22,808,520)  (12,144,780)
    -----------------------------------------------------------------------------------------
      28,993,402     800,809,628    1,644,720,234    72,135,607     87,070,759    49,058,905
    -----------------------------------------------------------------------------------------
    $ 18,609,833   $ 555,701,304   $1,088,990,028   $95,067,448   $ 64,262,239   $36,914,125
    -----------------------------------------------------------------------------------------
    -----------------------------------------------------------------------------------------
    $    112,100   $   3,183,610   $     (141,902)  $   710,898   $  1,396,353   $   503,115
    -----------------------------------------------------------------------------------------
    -----------------------------------------------------------------------------------------

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS
    FOR THE YEAR ENDED DECEMBER 31, 2001

                                                                                    GOVERNMENT AND
                                                                 MONEY MARKET        QUALITY BOND
                                                                   PORTFOLIO          PORTFOLIO
   -----------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income (loss)................................  $   1,656,240      $  31,578,442
   Net realized gain (loss) on investments.....................         10,903          5,914,596
   Net realized foreign exchange gain (loss) on other assets
     and liabilities...........................................            --                 --
   Net realized gain (loss) on futures contracts...............            --           1,158,858
   Change in unrealized appreciation (depreciation) on
     investments...............................................            --            (511,064)
   Change in unrealized foreign exchange gain (loss) on other
     assets and liabilities....................................            --                 --
   Change in unrealized appreciation (depreciation) on futures
     contracts.................................................            --                 --
                                                                 --------------------------------
   Net increase (decrease) in net assets resulting from
     operations................................................      1,667,143         38,140,832
                                                                 --------------------------------
   DIVIDENDS AND DISTRIBUTIONS PAID TO SHAREHOLDERS:
   Distributions from realized gains -- Class 1*...............            --                 --
   Distributions from realized gains -- Class 2*...............            --                 --
   Dividends from net investment income -- Class 1*............     (1,667,143)       (29,014,203)
   Dividends from net investment income -- Class 2*............            --             (75,797)
                                                                 --------------------------------
   Total dividends and distributions to shareholders...........     (1,667,143)       (29,090,000)
                                                                 --------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
     SHARE TRANSACTIONS (NOTE 6)...............................    (27,473,843)       162,903,312
                                                                 --------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS.....................    (27,473,843)       171,954,144
                                                                 --------------------------------
   NET ASSETS:
   Beginning of period.........................................     61,848,552        532,222,551
                                                                 --------------------------------
   End of period+..............................................  $  34,374,709      $ 704,176,695
                                                                 --------------------------------
                                                                 --------------------------------
   ---------------
   +  Includes accumulated undistributed net investment income
     (loss)....................................................  $      (9,674)     $  31,866,237
                                                                 --------------------------------
                                                                 --------------------------------
   *  See Note 1.

    See Notes to Financial Statements.

---------------------
    48

---------------------

       GROWTH                          CAPITAL         NATURAL                       STRATEGIC
     AND INCOME       GROWTH        APPRECIATION      RESOURCES     MULTI-ASSET     MULTI-ASSET
     PORTFOLIO       PORTFOLIO        PORTFOLIO       PORTFOLIO      PORTFOLIO       PORTFOLIO
------------------------------------------------------------------------------------------------
    $     92,809   $   2,486,399   $    (2,636,901)  $    847,255   $  2,069,820   $   1,431,845
       1,977,749     (35,726,565)     (224,710,783)     4,476,625        (70,234)     (5,924,670)
             --              --             21,408        (58,448)           --           (6,618)
             --              --                --             --      (1,073,480)        166,782
      (6,272,072)    (91,089,251)      (37,320,563)    (8,065,881)    (5,744,070)        (70,187)
             --              --                796         (1,655)           --          103,648
             --              --                --             --         232,922         (25,645)
------------------------------------------------------------------------------------------------
      (4,201,514)   (124,329,417)     (264,646,043)    (2,802,104)    (4,585,042)     (4,324,845)
------------------------------------------------------------------------------------------------
      (3,710,000)   (115,997,720)     (385,727,080)    (5,028,952)   (11,265,000)     (8,314,000)
              --        (187,280)         (499,920)       (11,048)            --              --
         (88,000)     (1,158,469)       (4,050,305)      (309,365)    (2,685,000)     (2,575,000)
              --          (1,531)           (4,695)          (635)            --              --
------------------------------------------------------------------------------------------------
      (3,798,000)   (117,345,000)     (390,282,000)    (5,350,000)   (13,950,000)    (10,889,000)
------------------------------------------------------------------------------------------------
      (1,081,641)    128,298,431       344,755,996      8,663,136       (691,798)      2,502,248
------------------------------------------------------------------------------------------------
      (9,081,155)   (113,375,986)     (310,172,047)       511,032    (19,226,840)    (12,711,597)
------------------------------------------------------------------------------------------------
      38,074,557     914,185,614     1,954,892,281     71,624,575    106,297,599      61,770,502
------------------------------------------------------------------------------------------------
    $ 28,993,402   $ 800,809,628   $ 1,644,720,234   $ 72,135,607   $ 87,070,759   $  49,058,905
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
    $     84,280   $   2,274,857   $      (118,087)  $    756,537   $  2,044,189   $     263,050
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------

                                                           ---------------------

---------------------

ANCHOR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS

NOTE 1. ORGANIZATION: Anchor Series Trust (the "Trust"), organized as a business trust under the laws of the Commonwealth of Massachusetts on August 26, 1983, is an open-end diversified management investment company. Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies. The Trust issues separate series of shares (the "Portfolios"), each of which represents a separate managed Portfolio of securities with its own investment objectives.

Effective September 30, 2002, Class 3 was added as an additional class of shares of beneficial interest in certain Portfolios of the Trust (specifically, the Government and Quality Bond Portfolio, the Growth Portfolio, the Capital Appreciation Portfolio, and the Natural Resources Portfolio). All Class A and Class B shares issued prior to September 30, 2002 have been reclassified as Class 1 and Class 2 shares, respectively, and Class 1 shares of each Portfolio are offered only in connection with certain variable contracts. Class 2 and Class 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses, (ii) Class 2 and Class 3 shares are subject to service fees, while Class 1 shares are not, and (iii) Class 2 and Class 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 2 and Class 3 shares.

The investment objectives for each Portfolio are as follows:

The MONEY MARKET PORTFOLIO seeks current income consistent with stability of principal through investment in a diversified portfolio of money market instruments maturing in 397 days or less.

The GOVERNMENT AND QUALITY BOND PORTFOLIO seeks relatively high current income, liquidity and security of principal by investing, under normal circumstances, at least 80% of net assets in obligations issued, guaranteed or insured by the U.S. government, its agencies or instrumentalities.

The GROWTH AND INCOME PORTFOLIO seeks to provide high current income and long-term capital appreciation by investing at least 65% in core equity securities that provide the potential for growth and offer income, such as dividend-paying stocks.

The GROWTH PORTFOLIO seeks capital appreciation primarily through investments in core equity securities that are widely diversified by industry and company.

The CAPITAL APPRECIATION PORTFOLIO seeks long-term capital appreciation by investing in growth equity securities which are widely diversified by industry and company.

The NATURAL RESOURCES PORTFOLIO seeks a total return through investment primarily in equity securities of U.S. or foreign companies which are expected to provide favorable returns in periods of rising inflation. Under normal circumstances, at least 80% of net assets are invested in securities related to natural resources, such as energy, metal, mining and forest products.

The MULTI-ASSET PORTFOLIO seeks long-term total investment return consistent with moderate investment risk by investing in equity securities, investment grade fixed income securities and cash.

The STRATEGIC MULTI-ASSET PORTFOLIO seeks high long-term total investment return by investing in equity securities of U.S. and foreign companies, large, medium and small company equity securities, global fixed income securities (including high-yield, high-risk bonds) and cash.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

SECURITY VALUATIONS: Stocks are stated at value based upon closing sales prices reported on recognized securities exchanges or, for listed securities having no sales reported and for unlisted securities, upon last-reported bid prices. Nonconvertible bonds, debentures, and other long-term debt securities are valued at prices obtained for the day of valuation from a bond pricing service of a major dealer in bonds when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, an over-the-counter or exchange quotation at the mean of representative bid or asked prices may be used. Securities traded primarily on securities exchanges outside the United States of America are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last reported bid price. If a security's price is available from more than one foreign exchange, a Portfolio uses the exchange that is the primary market for the security. Except for the Money Market Portfolio, short-term securities with original or remaining maturities in excess of 60 days are valued at the mean of their quoted bid and ask prices. Discounts or premiums on short-term securities with 60 days or less to maturity are amortized/accreted to maturity. Discounts and premiums are determined based upon the cost of the securities to the Trust if acquired within 60 days of maturity or, if already held by the Trust on the 60th day, are amortized/accreted to maturity based on
---------------------
    50
the value determined on the 61st day. A Portfolio may make use of a pricing service in the determination of their net asset values. Securities for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of the security, then these securities are fair valued, as determined pursuant to procedures adopted in good faith by the Board of Trustees.

  For the Money Market Portfolio, securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization/accretion to maturity of any discount or premium.
REPURCHASE AGREEMENTS: Pursuant to exemptive relief granted by the Securities and Exchange Commission, the Portfolios are permitted to participate in joint repurchase agreement transactions with other affiliated mutual funds. The Portfolios, along with other affiliated registered investment companies, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. The Portfolios' custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark to market basis to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

As of December 31 2002, the following Portfolios held an undivided interest in a joint repurchase agreement with UBS Warburg, LLC:

                                                              PERCENTAGE    PRINCIPAL
PORTFOLIO                                                      INTEREST      AMOUNT
---------                                                     ----------   -----------
Money Market................................................      0.2%     $   285,000
Government and Quality Bond.................................     48.3       63,795,000
Growth and Income...........................................      0.3          450,000
Growth......................................................      3.2        4,205,000
Capital Appreciation........................................     21.0       27,735,000
Natural Resources...........................................      6.1        8,120,000
Multi-Asset.................................................      1.6        2,140,000
Strategic Multi-Asset.......................................      0.3          435,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

UBS Warburg, LLC, dated December 31, 2002, bearing interest at a rate of 1.10% per annum, with a principal amount of $132,165,000, a repurchase price of $132,173,077 and a maturity date of January 2, 2003. The repurchase agreement is collateralized by the following:

                                                              INTEREST   MATURITY    PRINCIPAL      MARKET
                     TYPE OF COLLATERAL                         RATE       DATE       AMOUNT         VALUE
------------------------------------------------------------  --------   --------   -----------   -----------
U.S. Treasury Bonds.........................................   12.50%    08/15/14   $ 9,888,000   $15,671,565
U.S. Treasury Bonds.........................................   10.38%    11/15/12    50,000,000    67,552,205
U.S. Treasury Notes.........................................    3.00%    01/31/04    50,000,000    51,573,767

FORWARD FOREIGN CURRENCY CONTRACTS: Certain Portfolios may enter into forward foreign currency contracts ("forward contracts") to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss. On settlement date, the Portfolio records realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. A Portfolio bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract.

FUTURES CONTRACTS: A futures contract is an agreement between two parties to buy or sell a financial instrument at a set price on a future date. Upon entering into such a contract the Trust is required to pledge to the broker an amount of cash or U.S. government securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. The contract amount reflects the extent of a Portfolio's exposure in these financial instruments. A Portfolio's participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. The Trust's activities in futures contracts are conducted through regulated exchanges which do not result in counterparty credit risks. Pursuant to a contract the Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded
                                                           ---------------------
by the Portfolios as unrealized appreciation or depreciation. Futures contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
  MORTGAGE-BACKED DOLLAR ROLLS: During the year ended December 31, 2002, the Government & Quality Bond Portfolio and the Multi-Asset Portfolio entered into dollar rolls using "to be announced" ("TBA") mortgage-backed securities. TBA transactions are recorded for book purposes, based on the type of the transaction. For TBA transactions that are entered into as financing transactions (selling a mortgage-backed security for delivery in the future and simultaneously contracting to purchase a substantially similar security at a specified future date), income is recorded for the difference between the current sale price and the lower forward price for the future purchase. For TBA transactions for which delivery of the security is accepted, the transaction is treated as a purchase/sale transaction and a realized gain or loss is recorded on the date that the transaction is entered into for the difference between the purchase and sale price. For the year ended December 31, 2002, all TBA transactions were treated as purchase/sale transactions.
  SECURITIES TRANSACTIONS, DIVIDENDS, INVESTMENT INCOME, EXPENSES, DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: As customary in the mutual fund industry, securities transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income is recorded on the accrual basis; dividend income is recorded on the ex-dividend date. Portfolios investing in foreign securities may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Portfolios accrue such taxes when the related income is earned. The Portfolios amortize all premiums and accrete all discounts on fixed income securities.

  Net investment income, other than class specific expenses, and realized and unrealized gains and losses, is allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class).

  Expenses common to all Portfolios, not directly related to individual Portfolios, are allocated among the Portfolios based upon their relative net asset value or other appropriate methods.

  Dividends from net investment income and capital gain distributions, if any, are paid annually. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income (loss), net realized gain (loss), and net assets are not affected.

  The Portfolios intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of their taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal tax provisions are required. Each portfolio is considered a separate entity for tax purposes.
FOREIGN CURRENCY TRANSLATION: The books and records of the Trust are maintained in U.S. dollars.

  Market values of investment securities are translated into U.S. dollars at the prevailing rate of exchange on the valuation date.

  Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts (forward contracts) are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities, including forward commitments on securities are translated at the rate of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at rates of exchange prevailing when earned or incurred.

  The Trust does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at fiscal year-end. The Trust does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of Portfolio securities sold during the year.

  Realized foreign exchange gain (loss) on other assets and liabilities and change in unrealized foreign exchange gain/loss on other assets and liabilities include realized foreign exchange gains and losses from currency gains or losses realized between the trade and settlement dates of securities transactions, the difference between the amounts of interest, dividends, discount and foreign withholding taxes recorded on the Trust's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to other assets and liabilities arising as a result of changes in the exchange rate.

NOTE 3. INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT: The Trust has entered into an Investment Advisory and Management Agreement (the "Management Agreement") with AIG SunAmerica Asset Management Corp. ("SAAMCo"), an indirect wholly-owned subsidiary of American International Group, Inc., ("AIG") with respect to each Portfolio. SAAMCo serves as manager for each of the Portfolios. The Management Agreement provides that SAAMCo shall act as investment adviser to the Trust; manage the Trust's investments; administer its business affairs; furnish offices, necessary facilities and equipment; provide clerical, bookkeeping and administrative services; and permit any of its officers or employees to serve, without compensation, as trustees or officers of the Trust, if duly elected to such positions.
---------------------
    52

  The Trust pays SAAMCo a monthly fee calculated daily at the following annual percentages of each Portfolio's average daily net assets:

                             AVERAGE DAILY   MANAGEMENT
        PORTFOLIO             NET ASSETS        FEE
-------------------------------------------------------
Money Market                $0-$150 million     .500%
                            >   $150 million    .475%
                            >   $250 million    .450%
                            >   $500 million    .425%
Government and Quality
Bond                        $0-$200 million     .625%
                            >   $200 million    .575%
                            >   $500 million    .500%
Growth and Income            $0-$100 million    .700%
                            >   $100 million    .650%
                            >   $250 million    .600%
                            >   $500 million    .575%

                             AVERAGE DAILY   MANAGEMENT
        PORTFOLIO             NET ASSETS        FEE
-------------------------------------------------------
Growth                      $0-$250 million     .750%
                            >   $250 million    .675%
                            >   $500 million    .600%
Capital Appreciation         $0-$50 million     .750%
                            >    $50 million    .725%
                            >   $100 million    .700%
Natural Resources           >             $0    .750%
Strategic Multi-Asset/      $0-$200 million    1.000%
Multi-Asset                 >   $200 million    .875%
                            >   $500 million    .800%

  Wellington Management Company ("WMC") acts as Advisor to the Trust pursuant to the Subadvisory Agreement with SAAMCo. Under the Subadvisory Agreement, WMC manages the investment and reinvestment of the assets of the Trust. WMC is independent of SAAMCo and discharges its responsibilities subject to the policies of the Directors and oversight and supervision of SAAMCo, which pays the Advisor's fee.

  The portion of the investment advisory fees received by SAAMCo which are paid to WMC are as follows:

                             AVERAGE DAILY      WMC
        PORTFOLIO             NET ASSETS     ALLOCATION
-------------------------------------------------------
Money Market                $0-$500 million      .075%
                            >   $500 million     .020%
Government and Quality
Bond                         $0-$50 million     .225%
                           >    $50 million     .125%
                           >   $100 million     .100%
Growth/                      $0-$50 million     .325%
Growth and Income          >    $50 million     .225%
                           >   $150 million     .200%
                           >   $500 million     .150%
Capital Appreciation         $0-$50 million     .375%
                           >    $50 million     .275%
                           >   $150 million     .250%

                             AVERAGE DAILY      WMC
        PORTFOLIO             NET ASSETS     ALLOCATION
-------------------------------------------------------
Natural Resources            $0-$50 million     .350%
                           >    $50 million     .250%
                           >   $150 million     .200%
                           >   $500 million     .150%
Multi-Asset                  $0-$50 million     .250%
                           >    $50 million     .175%
                           >   $150 million     .150%
Strategic Multi-Asset        $0-$50 million     .300%
                           >    $50 million     .200%
                           >   $150 million     .175%
                           >   $500 million     .150%

  For the fiscal year ended December 31, 2002, SAAMCo received fees of $20,682,359 from the Trust, of which SAAMCo informed the Trust that $14,375,126 was retained and $6,307,233 was allocated to WMC.

NOTE 4. SECURITIES TRANSACTIONS: The cost of purchases and proceeds from sales and maturities of long-term investments during the year ended December 31, 2002 were as follows:

                                                                     MONEY        GOVERNMENT AND   GROWTH AND
                                                                     MARKET        QUALITY BOND      INCOME         GROWTH
                                                                   PORTFOLIO        PORTFOLIO       PORTFOLIO     PORTFOLIO
                                                                  ----------------------------------------------------------
    Purchases (excluding U.S. government securities)..........   $          --    $ 112,247,204    $ 9,522,952   $454,662,938
    Sales (excluding U.S. government securities)..............              --       40,324,304     12,808,710    506,435,401
    Purchases of U.S. government securities...................              --    1,092,168,947            --             --
    Sales of U.S. government securities.......................              --      808,803,138            --             --

                                                                    CAPITAL          NATURAL                      STRATEGIC
                                                                  APPRECIATION      RESOURCES      MULTI-ASSET   MULTI-ASSET
                                                                   PORTFOLIO        PORTFOLIO       PORTFOLIO     PORTFOLIO
                                                                   ----------------------------------------------------------
    Purchases (excluding U.S. government securities)..........   $1,007,405,372   $  65,524,042    $27,546,732   $ 64,683,910
    Sales (excluding U.S. government securities)..............    1,140,466,286      49,638,806     29,346,904     69,421,152
    Purchases of U.S. government securities...................              --              --      15,560,767      2,711,600
    Sales of U.S. government securities.......................              --              --      15,582,292      2,584,237

                                                           ---------------------

NOTE 5. FEDERAL INCOME TAXES: The following details the tax basis distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies, and derivatives transactions.

                                                                                            TAX DISTRIBUTIONS
                                                                                            FOR THE YEAR ENDED
                                                    DISTRIBUTABLE EARNINGS                  DECEMBER 31, 2002
                                         ---------------------------------------------   ------------------------
                                                         LONG-TERM        UNREALIZED                   LONG-TERM
                                          ORDINARY     GAINS/ CAPITAL    APPRECIATION     ORDINARY      CAPITAL
                                           INCOME      LOSS CARRYOVER   (DEPRECIATION)     INCOME        GAINS
                                         ------------------------------------------------------------------------
Money Market Portfolio.................  $    13,565   $          --     $         --    $   316,225   $       --
Government and Quality Bond
  Portfolio............................   40,457,665       7,481,211       33,215,156     33,490,000           --
Growth and Income Portfolio............      118,638      (1,355,402)        (992,403)        97,489    2,024,011
Growth Portfolio.......................    3,268,668     (73,178,405)     (26,046,933)     2,350,000           --
Capital Appreciation Portfolio.........           --    (353,605,070)        (778,374)            --           --
Natural Resources Portfolio............    1,105,593         399,945        3,616,264      1,522,000    3,872,000
Multi-Asset Portfolio..................    1,448,018      (3,980,199)       1,521,521      2,084,000           --
Strategic Multi-Asset Portfolio........      396,531     (10,291,149)      (2,140,226)       320,000           --

                                              TAX DISTRIBUTIONS
                                             FOR THE YEAR ENDED
                                              DECEMBER 31, 2001
                                         ---------------------------

                                          ORDINARY       LONG-TERM
                                           INCOME      CAPITAL GAINS
                                         ---------------------------
Money Market Portfolio.................  $ 1,667,143   $         --
Government and Quality Bond
  Portfolio............................   29,090,000             --
Growth and Income Portfolio............       88,000      3,710,000
Growth Portfolio.......................   38,234,651     79,110,349
Capital Appreciation Portfolio.........   36,037,873    354,226,607
Natural Resources Portfolio............      310,000      5,040,000
Multi-Asset Portfolio..................    6,684,517      7,265,483
Strategic Multi-Asset Portfolio........    5,190,251      5,698,749

  Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency related to Capital Appreciation Portfolio, Natural Resources Portfolio and Strategic Multi-Asset Portfolio of $(8,962), $(4,790) and $63,850, respectively.

  As of December 31, 2002, the following portfolios have capital loss carryforwards which will be available to the extent provided in regulations and which will expire between 2009-2010. To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders.

                                                                CAPITAL LOSS
                                                                CARRYFORWARDS
PORTFOLIO                                                          AMOUNT
-----------------------------------------------------------------------------
Money Market................................................     $        --
Government and Quality Bond.................................              --
Growth and Income...........................................       1,355,402
Growth......................................................      73,178,405
Capital Appreciation........................................     353,605,070
Natural Resources...........................................              --
Multi-Asset.................................................       3,980,199
Strategic Multi-Asset.......................................      10,291,149

Government and Quality Bond Portfolio utilized capital loss carryforwards of $679,843 to offset net taxable gains realized and recognized in the year ended December 31, 2002.

  At December 31, 2002, the cost of investment securities for tax purposes, including short-term securities and aggregate gross unrealized gain (loss) for each Portfolio were as follows:

                                                                                GOVERNMENT AND   GROWTH AND
                                                               MONEY MARKET      QUALITY BOND      INCOME         GROWTH
                                                                 PORTFOLIO        PORTFOLIO*      PORTFOLIO     PORTFOLIO*
                                                              ---------------   --------------   -----------   ------------
Cost........................................................  $            --    $998,355,285    $19,674,895   $581,652,867
                                                              ===============    ============    ===========   ============
Appreciation................................................  $            --    $ 37,382,621    $ 2,119,215   $ 52,056,000
Depreciation................................................               --      (4,167,465)    (3,111,618)   (78,102,933)
                                                              ---------------    ------------    -----------   ------------
Net unrealized appreciation (depreciation)..................  $            --    $ 33,215,156    $  (992,403)  $(26,046,933)
                                                              ===============    ============    ===========   ============

                                                                 CAPITAL         NATURAL                    STRATEGIC
                                                               APPRECIATION     RESOURCES    MULTI-ASSET   MULTI-ASSET
                                                                PORTFOLIO       PORTFOLIO     PORTFOLIO    PORTFOLIO*
                                                              --------------   -----------   -----------   -----------
Cost........................................................  $1,086,666,753   $94,467,556   $62,664,170   $39,540,126
                                                              ==============   ===========   ===========   ===========
Appreciation................................................  $  133,583,756   $ 9,822,703   $ 7,510,455     1,880,322
Depreciation................................................    (134,353,168)   (6,201,649)   (5,988,934)   (4,084,398)
                                                              --------------   -----------   -----------   -----------
Net unrealized appreciation (depreciation)..................  $     (769,412)  $ 3,621,054   $ 1,521,521   $(2,204,076)
                                                              ==============   ===========   ===========   ===========

 * Post 10/31 Capital Loss Deferrals: Government and Quality Bond Portfolio $8,858, Growth Portfolio $6,173,168 and Strategic Multi-Asset Portfolio $709,641 and post 10/31 currency loss deferral of $97,404.
---------------------
    54

  For the year ended December 31, 2002, the reclassification arising from book/tax differences resulted in increases (decreases) to the components of net asset are as follows:

                                                                 ACCUMULATED       ACCUMULATED
                                                                UNDISTRIBUTED     UNDISTRIBUTED       PAID
                                                                NET INVESTMENT    NET REALIZED         IN
PORTFOLIO                                                       INCOME (LOSS)      GAIN (LOSS)       CAPITAL
------------------------------------------------------------    ----------------------------------------------
Money Market................................................      $    9,674       $    (9,674)    $        --
Government and Quality Bond.................................       2,966,977        (2,966,977)             --
Growth and Income...........................................          (5,989)            5,989              --
Growth......................................................             248              (248)             --
Capital Appreciation........................................       2,169,094           (31,327)     (2,137,767)
Natural Resources...........................................          25,232           (25,232)             --
Multi-Asset.................................................          90,936           (90,936)             --
Strategic Multi-Asset.......................................        (307,473)          307,473              --

Reclassifications are primarily due to differing book and tax treatments for foreign currency transactions, paydowns, and net operating losses.

NOTE 6. CAPITAL SHARE TRANSACTIONS: Transactions in shares of beneficial interest of each class of each Portfolio were as follows:

                                                                    FOR THE YEAR ENDED              FOR THE YEAR ENDED
                                                                    DECEMBER 31, 20MONEY MARKET PORTFOLIOMBER 31, 2001
                                                               ----------------------------   -------------------------------
                                                               --------------------------------------------------------------
                                                                                          CLASS 1
                                                               --------------------------------------------------------------
                                                                  SHARES         AMOUNT          SHARES           AMOUNT
                                                               ----------------------------   -------------------------------
Shares sold.................................................     76,489,162   $  76,489,162     122,154,624   $   122,154,624
Reinvested dividends........................................        318,473         318,473       1,667,143         1,667,143
Shares redeemed.............................................    (86,547,884)    (86,547,884)   (151,295,610)     (151,295,610)
                                                               ------------   -------------   -------------   ---------------
Net increase (decrease).....................................     (9,740,249)  $  (9,740,249)    (27,473,843)  $   (27,473,843)
                                                               ============   =============   =============   ===============

                                            GOVERNMENT AND QUALITY BOND PORTFOLIO
                                --------------------------------------------------------------
                                                           CLASS 1
                                --------------------------------------------------------------

                                     FOR THE YEAR ENDED              FOR THE YEAR ENDED
                                     DECEMBER 31, 2002                DECEMBER 31, 2001
                                ----------------------------   -------------------------------
                                   SHARES         AMOUNT          SHARES           AMOUNT
                                ----------------------------   -------------------------------
Shares sold..................     35,343,584   $ 541,937,325      31,367,005   $   466,415,345
Reinvested dividends.........      1,990,996      30,382,605       1,973,755        29,014,203
Shares redeemed..............    (26,868,006)   (409,662,464)    (23,838,399)     (352,392,540)
                                ------------   -------------   -------------   ---------------
Net increase (decrease)......     10,466,574   $ 162,657,466       9,502,361   $   143,037,008
                                ============   =============   =============   ===============

                                       GOVERNMENT AND QUALITY BOND PORTFOLIO
                               -----------------------------------------------------
                                                      CLASS 2
                               -----------------------------------------------------
                                                                 FOR THE PERIOD
                                   FOR THE YEAR ENDED        JULY 9, 2001* THROUGH
                                   DECEMBER 31, 2002           DECEMBER 31, 2001
                               --------------------------   ------------------------
                                 SHARES         AMOUNT        SHARES       AMOUNT
                               --------------------------   ------------------------
Shares sold..................    9,506,014   $145,294,790    1,457,731   $21,675,693
Reinvested dividends.........      203,630      3,107,396        5,156        75,797
Shares redeemed..............   (3,278,351)   (50,093,721)    (127,840)   (1,885,186)
                               -----------   ------------   ----------   -----------
Net increase (decrease)......    6,431,293   $ 98,308,465    1,335,047   $19,866,304
                               ===========   ============   ==========   ===========

                                                                      FOR THE PERIOD
                                                               SEPTEMBER 30, 2002* THROUGH
                                                                    DECEMCLASS13 2002
                                                               ----------------------------
                                                               ----------------------------
                                                                  SHARES         AMOUNT
                                                               ----------------------------
Shares sold.................................................        502,178   $   7,725,216
Reinvested dividends........................................             --              --
Shares redeemed.............................................         (6,072)        (93,761)
                                                               ------------   -------------
Net increase (decrease).....................................        496,106   $   7,631,455
                                                               ============   =============

* Inception date of class.

                                                           ---------------------

                                                                                GROWTH AND INCOME PORTFOLIO
                                                               --------------------------------------------------------------
                                                                                          CLASS 1
                                                               --------------------------------------------------------------
                                                                    FOR THE YEAR ENDED              FOR THE YEAR ENDED
                                                                    DECEMBER 31, 2002                DECEMBER 31, 2001
                                                               ----------------------------   -------------------------------
                                                                  SHARES         AMOUNT          SHARES           AMOUNT
                                                               ----------------------------   -------------------------------
Shares sold.................................................        374,076   $   3,864,907         387,040   $     5,440,849
Reinvested dividends........................................        252,769       2,121,500         334,921         3,798,000
Shares redeemed.............................................       (733,651)     (7,540,336)       (711,737)      (10,320,490)
                                                               ------------   -------------   -------------   ---------------
Net increase (decrease).....................................       (106,806)  $  (1,553,929)         10,224   $    (1,081,641)
                                                               ============   =============   =============   ===============

                                                                     GROWTH PORTFOLIO
                                -------------------------------------------------------------------------------------------
                                                           CLASS 1                                        CLASS 2
                                --------------------------------------------------------------   --------------------------

                                     FOR THE YEAR ENDED              FOR THE YEAR ENDED              FOR THE YEAR ENDED
                                     DECEMBER 31, 2002                DECEMBER 31, 2001              DECEMBER 31, 2002
                                ----------------------------   -------------------------------   --------------------------
                                   SHARES         AMOUNT          SHARES           AMOUNT          SHARES         AMOUNT
                                ----------------------------   -------------------------------   --------------------------
Shares sold..................      6,724,509   $ 147,351,353       8,307,783   $   238,649,006     1,737,288   $ 37,717,101
Reinvested dividends.........        117,506       2,284,310       5,284,447       117,156,189         3,379         65,690
Shares redeemed..............    (11,641,340)   (249,348,120)     (8,427,475)     (236,313,392)     (421,693)    (8,705,709)
                                ------------   -------------   -------------   ---------------   -----------   ------------
Net increase (decrease)......     (4,799,325)  $ (99,712,457)      5,164,755   $   119,491,803     1,318,974   $ 29,077,082
                                ============   =============   =============   ===============   ===========   ============

                                   GROWTH PORTFOLIO
                               ------------------------
                                       CLASS 2
                               ------------------------
                                    FOR THE PERIOD
                                JULY 9, 2001* THROUGH
                                  DECEMBER 31, 2001
                               ------------------------
                                 SHARES       AMOUNT
                               ------------------------
Shares sold..................     379,821   $ 9,315,946
Reinvested dividends.........       8,518       188,812
Shares redeemed..............     (29,008)     (698,130)
                               ----------   -----------
Net increase (decrease)......     359,331   $ 8,806,628
                               ==========   ===========

                                                                         CLASS 3
                                                               ----------------------------
                                                                      FOR THE PERIOD
                                                               SEPTEMBER 30, 2002* THROUGH
                                                                    DECEMBER 31, 2002
                                                               ----------------------------
                                                                  SHARES         AMOUNT
                                                               ----------------------------
Shares sold.................................................        121,450   $   2,345,104
Reinvested dividends........................................             --              --
Shares redeemed.............................................         (1,152)        (22,351)
                                                               ------------   -------------
Net increase (decrease).....................................        120,298   $   2,322,753
                                                               ============   =============

* Inception date of class.

                                                CAPITAL APPRECIATION PORTFOLIO
                                --------------------------------------------------------------
                                                           CLASS 1
                                --------------------------------------------------------------

                                     FOR THE YEAR ENDED              FOR THE YEAR ENDED
                                     DECEMBER 31, 2002                DECEMBER 31, 2001
                                ----------------------------   -------------------------------
                                   SHARES         AMOUNT          SHARES           AMOUNT
                                ----------------------------   -------------------------------
Shares sold..................     20,521,541   $ 536,710,710      36,120,655   $ 1,442,377,339
Reinvested dividends.........             --              --      11,197,282       389,777,385
Shares redeemed..............    (30,912,122)   (791,446,602)    (33,550,205)   (1,503,611,135)
                                ------------   -------------   -------------   ---------------
Net increase (decrease)......    (10,390,581)  $(254,735,892)     13,767,732   $   328,543,589
                                ============   =============   =============   ===============

                                          CAPITAL APPRECIATION PORTFOLIO
                               -----------------------------------------------------
                                                      CLASS 2
                               -----------------------------------------------------
                                                                 FOR THE PERIOD
                                   FOR THE YEAR ENDED        JULY 9, 2001* THROUGH
                                   DECEMBER 31, 2002           DECEMBER 31, 2001
                               --------------------------   ------------------------
                                 SHARES         AMOUNT        SHARES       AMOUNT
                               --------------------------   ------------------------
Shares sold..................    3,383,676   $ 85,990,467      578,358   $16,879,269
Reinvested dividends.........           --             --       14,500       504,616
Shares redeemed..............   (1,184,575)   (28,869,640)     (33,229)   (1,171,478)
                               -----------   ------------   ----------   -----------
Net increase (decrease)......    2,199,101   $ 57,120,827      559,629   $16,212,407
                               ===========   ============   ==========   ===========

                                                                         CLASS 3
                                                               ----------------------------
                                                                      FOR THE PERIOD
                                                               SEPTEMBER 30, 2002* THROUGH
                                                                    DECEMBER 31, 2002
                                                               ----------------------------
                                                                  SHARES         AMOUNT
                                                               ----------------------------
Shares sold.................................................        211,247   $   4,897,393
Reinvested dividends........................................             --              --
Shares redeemed.............................................         (2,540)        (59,248)
                                                               ------------   -------------
Net increase (decrease).....................................        208,707   $   4,838,145
                                                               ============   =============

* Inception date of class.
---------------------
    56

                                                 NATURAL RESOURCES PORTFOLIO
                                --------------------------------------------------------------
                                                           CLASS 1
                                --------------------------------------------------------------

                                     FOR THE YEAR ENDED              FOR THE YEAR ENDED
                                     DECEMBER 31, 2002                DECEMBER 31, 2001
                                ----------------------------   -------------------------------
                                   SHARES         AMOUNT          SHARES           AMOUNT
                                ----------------------------   -------------------------------
Shares sold..................      3,494,276   $  67,539,419       2,874,659   $    55,918,899
Reinvested dividends.........        298,879       5,110,817         321,973         5,338,317
Shares redeemed..............     (2,946,611)    (54,854,465)     (2,891,449)      (53,536,756)
                                ------------   -------------   -------------   ---------------
Net increase (decrease)......        846,544   $  17,795,771         305,183   $     7,720,460
                                ============   =============   =============   ===============

                                            NATURAL RESOURCES PORTFOLIO
                               -----------------------------------------------------
                                                      CLASS 2
                               -----------------------------------------------------
                                                                 FOR THE PERIOD
                                   FOR THE YEAR ENDED        JULY 9, 2001* THROUGH
                                   DECEMBER 31, 2002           DECEMBER 31, 2001
                               --------------------------   ------------------------
                                 SHARES         AMOUNT        SHARES       AMOUNT
                               --------------------------   ------------------------
Shares sold..................      502,057   $  9,383,413       61,224   $ 1,024,774
Reinvested dividends.........       16,570        283,183          705        11,683
Shares redeemed..............     (177,104)    (3,253,679)      (5,735)      (93,781)
                               -----------   ------------   ----------   -----------
Net increase (decrease)......      341,523   $  6,412,917       56,194   $   942,676
                               ===========   ============   ==========   ===========

                                                                         CLASS 3
                                                               ----------------------------
                                                                      FOR THE PERIOD
                                                               SEPTEMBER 30, 2002* THROUGH
                                                                    DECEMBER 31, 2002
                                                               ----------------------------
                                                                  SHARES         AMOUNT
                                                               ----------------------------
Shares sold.................................................         16,225   $     274,396
Reinvested dividends........................................             --              --
Shares redeemed.............................................           (201)         (3,523)
                                                               ------------   -------------
Net increase (decrease).....................................         16,024   $     270,873
                                                               ============   =============

* Inception date of class.

                                                                    FOR THE YEAR ENDED              FOR THE YEAR ENDED
                                                                    DECEMBER 31, 20MULTI-ASSETSPORTFOLIOEMBER 31, 2001
                                                               ----------------------------   -------------------------------
                                                               --------------------------------------------------------------
                                                               --------------------------------------------------------------
                                                                  SHARES         AMOUNT          SHARES           AMOUNT
                                                               ----------------------------   -------------------------------
Shares sold.................................................        595,209   $   4,343,881         934,471   $     8,508,659
Reinvested dividends........................................        317,840       2,084,000       1,897,959        13,950,000
Shares redeemed.............................................     (2,273,811)    (16,228,302)     (2,553,357)      (23,150,457)
                                                               ------------   -------------   -------------   ---------------
Net increase (decrease).....................................     (1,360,762)  $  (9,800,421)        279,073   $      (691,798)
                                                               ============   =============   =============   ===============

                                                                    FOR THE YEAR ENDED              FOR THE YEAR ENDED
                                                                    DECEMBER 3STRATEGIC MULTI-ASSET PORTFOLIO 31, 2001
                                                               ----------------------------   -------------------------------
                                                               --------------------------------------------------------------
                                                               --------------------------------------------------------------
                                                                  SHARES         AMOUNT          SHARES           AMOUNT
                                                               ----------------------------   -------------------------------
Shares sold.................................................        311,664   $   1,947,903         364,050   $     2,700,805
Reinvested dividends........................................         55,652         320,000       1,796,865        10,889,000
Shares redeemed.............................................     (1,364,374)     (8,446,016)     (1,355,269)      (11,087,557)
                                                               ------------   -------------   -------------   ---------------
Net increase (decrease).....................................       (997,058)  $  (6,178,113)        805,646   $     2,502,248
                                                               ============   =============   =============   ===============

                                                           ---------------------

NOTE 7. TRUSTEES' RETIREMENT PLAN: The Trustees of Anchor Series Trust have adopted the Anchor Series Trust Disinterested Trustees' and Directors' Retirement Plan (the Retirement Plan) effective January 1, 1993 for the unaffiliated Trustees. The Retirement Plan provides generally that if an unaffiliated Trustee who has at least 10 years of consecutive service as a Disinterested Trustee of any portfolio of the Trust (an Eligible Trustee) retires after reaching age 60 but before age 70 or dies while a Trustee, such person will be eligible to receive a retirement or death benefit from each portfolio of the Trust with respect to which he or she is an Eligible Trustee. As of each birthday, prior to the 70th birthday, but in no event for a period greater than 10 years, each Eligible Trustee will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Trustee of each portfolio of the Trust for the calendar year in which such birthday occurs. In addition, an amount equal to 8.5% of any amounts credited under the preceding clause during prior years, is added to each Eligible Trustee's account until such Eligible Trustee reaches his or her 70th birthday. An Eligible Trustee may receive benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to fifteen annual installments. As of December 31, 2002, Money Market Portfolio, Government and Quality Bond Portfolio, Growth and Income Portfolio, Growth Portfolio, Capital Appreciation Portfolio, Natural Resources Portfolio, Multi-Asset Portfolio and Strategic Multi-Asset Portfolio had accrued $13,556, $61,504, $6,538, $84,877, $141,903, $7,054, $24,954 and $16,497, respectively, for the Retirement Plan, which is included in other accrued expenses on the Statement of Assets and Liabilities and as of December 31, 2002, expensed $558, $11,437, $480, $13,213, $26,935, $1,182, $1,433 and $804, respectively, for the Retirement Plan, which is included in Trustees' fees on the Statement of Operations.

NOTE 8. COMMITMENTS AND CONTINGENCIES: Anchor Series Trust has established a $75 million committed and $50 million uncommitted lines of credit with State Street Bank and Trust Company, the Portfolios' custodian. Interest is currently payable at the Federal Funds Rate plus 50 basis points on the committed line and State Street's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum for the daily unused portion of the committed line of credit which is included in other expenses on the Statement of Operations. Borrowings under the line of credit will commence when the respective Portfolio's cash shortfall exceeds $100,000. During the year ended December 31, 2002, the following Portfolios had borrowings.

                                                                                              AVERAGE      WEIGHTED
                                                                     DAYS        INTEREST       DEBT       AVERAGE
                                                                  OUTSTANDING    CHARGES      UTILIZED     INTEREST
                                                                  -------------------------------------------------
    Growth Portfolio............................................      11           $785      $1,128,827      2.34%
    Strategic Multi-Asset Portfolio.............................       6             55         181,975      1.81

At December 31, 2002, there were no outstanding borrowings.

NOTE 9. TRANSACTIONS WITH AFFILIATES: As disclosed in the investment portfolios, certain Portfolios own common stock issued by American International Group, Inc. ("AIG") or an affiliate thereof. During the year ended December 31, 2002, the following Portfolios recorded realized gains (losses) and income on security transactions of AIG and affiliates of AIG as follows:

                                                                                                      REALIZED
                                                                             SECURITY                GAIN (LOSS)    INCOME
                                                                -----------------------------------------------------------
    Growth and Income Portfolio...............................  American International Group, Inc.     $10,715      $ 1,525
    Growth Portfolio..........................................  American International Group,           28,041       24,829
                                                                Inc...............................
    Multi-Asset Portfolio.....................................  American International Group,               --        2,670
                                                                Inc...............................

NOTE 10. EXPENSE REDUCTIONS: Through expense offset arrangements resulting from broker commission recapture, a portion of the Portfolios' expenses have been reduced. For the year ended December 31, 2002, the amount of expense reductions received by each Portfolio, were as follows.

                         PORTFOLIO                            TOTAL EXPENSE REDUCTIONS
                         ---------                            ------------------------
Growth and Income Portfolio.................................           $  101
Growth Portfolio............................................              120
Capital Appreciation Portfolio..............................              750
Multi-Asset Portfolio.......................................            1,365
Strategic Multi-Asset Portfolio.............................              218

---------------------
    58

---------------------

ANCHOR SERIES TRUST
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                       NET                     DIVIDENDS   DIVIDENDS
                          NET        REALIZED       TOTAL      DECLARED    FROM NET                                NET
           NET ASSET    INVEST-    & UNREALIZED      FROM      FROM NET    REALIZED    NET ASSET                  ASSETS
             VALUE       MENT      GAIN (LOSS)     INVEST-      INVEST-     GAIN ON      VALUE                    END OF
 PERIOD    BEGINNING    INCOME          ON           MENT        MENT       INVEST-     END OF       TOTAL        PERIOD
 ENDED     OF PERIOD   (LOSS)(1)   INVESTMENTS    OPERATIONS    INCOME       MENTS      PERIOD     RETURN(2)     (000'S)
---------------------------------------------------------------------------------------------------------------------------
                                             Money Market Portfolio -- Class 1
12/31/98    $ 1.00       $0.05        $  --         $ 0.05      $(0.05)     $  --       $ 1.00         5.1%      $ 65,553
12/31/99      1.00        0.05           --           0.05       (0.05)        --         1.00         4.7         63,222
12/31/00      1.00        0.06           --           0.06       (0.06)        --         1.00         6.0         61,849
12/31/01      1.00        0.04           --           0.04       (0.04)        --         1.00         3.7         34,375
12/31/02      1.00        0.01           --           0.01       (0.01)        --         1.00         1.1         24,634
                                     Government and Quality Bond Portfolio -- Class 1
12/31/98     13.96        0.79          0.48          1.27       (0.57)      (0.02)      14.64         9.2        375,667
12/31/99     14.64        0.78         (1.02)        (0.25)      (0.51)      (0.21)      13.68        (1.7)       480,572
12/31/00     13.68        0.82          0.70          1.52       (0.75)        --        14.45        11.4        532,223
12/31/01     14.45        0.76          0.24          1.00       (0.68)        --        14.77         6.9        684,464
12/31/02     14.77        0.65          0.72          1.37       (0.54)        --        15.60         9.3        885,969
                                     Government and Quality Bond Portfolio -- Class 2
12/31/01(3)   14.90       0.26          0.28          0.54       (0.67)        --        14.77         3.7         19,713
12/31/02     14.77        0.62          0.71          1.33       (0.51)        --        15.59         9.1        121,074
                                     Government and Quality Bond Portfolio -- Class 3
12/31/02(4)   15.44       0.06          0.09          0.15         --          --        15.59         1.2          7,732
                                          Growth and Income Portfolio -- Class 1
12/31/98     17.14        0.14          4.80          4.94       (0.17)      (0.80)      21.11        30.2         52,190
12/31/99     21.11        0.10          3.06          3.16       (0.15)      (3.12)      21.00        15.9         49,710
12/31/00     21.00        0.04         (1.16)        (1.12)      (0.12)      (3.21)      16.55        (6.7)        38,075
12/31/01     16.55        0.04         (2.14)        (2.10)      (0.04)      (1.86)      12.55       (11.4)        28,993
12/31/02     12.55        0.06         (3.11)        (3.05)      (0.05)      (1.01)       8.44       (24.3)(7)     18,610
                                                Growth Portfolio -- Class 1
12/31/98     27.04        0.11          7.19          7.30       (0.14)      (1.68)      32.52        29.0        669,330
12/31/99     32.52        0.08          8.31          8.39       (0.10)      (2.29)      38.52        26.9        868,765
12/31/00     38.52        0.06         (0.08)        (0.02)      (0.06)      (4.02)      34.42        (1.0)       914,186
12/31/01     34.42        0.09         (5.15)        (5.06)      (0.04)      (4.36)      24.96       (13.1)       791,845
12/31/02     24.96        0.11         (5.64)        (5.53)      (0.08)        --        19.35       (22.2)(7)    520,917
                                                Growth Portfolio -- Class 2
12/31/01(3)   30.35       0.03         (1.03)        (1.00)      (0.04)      (4.36)      24.95        (1.5)         8,965
12/31/02     24.95        0.09         (5.65)        (5.56)      (0.05)        --        19.34       (22.3)(7)     32,458
                                                Growth Portfolio -- Class 3
12/31/02(4)   17.95       0.01          1.38          1.39         --          --        19.34         6.5(7)       2,326


                       RATIO OF NET
           RATIO OF     INVESTMENT
           EXPENSES       INCOME      PORTFOLIO
 PERIOD   TO AVERAGE    TO AVERAGE    TURNOVER
 ENDED    NET ASSETS    NET ASSETS      RATE
--------------------------------------------------------------------------------------------------
            Money Market Portfolio -- Class 1
12/31/98     0.6%           5.0%         --%
12/31/99     0.7            4.6           --
12/31/00     0.7            5.8           --
12/31/01     0.7(6)         3.8(6)        --
12/31/02     0.7            1.1           --
               Government and Quality Bond
                   Portfolio -- Class 1
12/31/98     0.7            5.5         150.2
12/31/99     0.7            5.5          31.1
12/31/00     0.7            5.9          57.9
12/31/01     0.6(6)         5.2(6)       71.2
12/31/02     0.6            4.3         107.6
               Government and Quality Bond
                   Portfolio -- Class 2
12/31/01  0.8(5)(6)         4.5(5)(6)    71.2
12/31/02     0.8            4.0         107.6
               Government and Quality Bond
                   Portfolio -- Class 3
12/31/02     0.9(5)         3.3(5)      107.6
          Growth and Income Portfolio -- Class
                             1
12/31/98     0.8            0.7          41.0
12/31/99     0.9            0.5          20.4
12/31/00     0.9            0.2          23.6
12/31/01     1.0(6)         0.3(6)       23.5
12/31/02     1.0(8)         0.6(8)       41.9
               Growth Portfolio -- Class 1
12/31/98     0.8            0.4          27.1
12/31/99     0.7            0.2          39.9
12/31/00     0.7            0.2          69.8
12/31/01     0.7(6)         0.3(6)       70.4
12/31/02     0.7(8)         0.5(8)       69.6
               Growth Portfolio -- Class 2
12/31/01     0.9(5)(6)      0.3(5)(6)    70.4
12/31/02     0.9(8)         0.4(8)       69.6
               Growth Portfolio -- Class 3
12/31/02     1.0(5)(8)      0.5(5)(8)    69.6

---------------
(1) Calculated based upon average shares outstanding
(2) Does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, the total return would have been lower for each period presented.
(3) Inception date of class is July 9, 2001.
(4) Inception date of class is September 30, 2002.
(5) Annualized.
(6) The ratio is net of custody credit of less than 0.01%.
(7) Includes expense reductions. (Note 10)
(8) Excludes expense reductions. If expense reductions had been applied, the ratio of expenses and net investment income to average net assets would have remained the same. (Note 10)
See Notes to Financial Statements.
                                                           ---------------------

---------------------

ANCHOR SERIES TRUST
FINANCIAL HIGHLIGHTS -- (CONTINUED)
--------------------------------------------------------------------------------

                                        NET                     DIVIDENDS   DIVIDENDS
                                      REALIZED       TOTAL      DECLARED    FROM NET                               NET
           NET ASSET      NET       & UNREALIZED      FROM      FROM NET    REALIZED    NET ASSET                 ASSETS
             VALUE     INVESTMENT   GAIN (LOSS)     INVEST-      INVEST-     GAIN ON      VALUE                   END OF
 PERIOD    BEGINNING     INCOME          ON           MENT        MENT       INVEST-     END OF       TOTAL       PERIOD
 ENDED     OF PERIOD   (LOSS)(1)    INVESTMENTS    OPERATIONS    INCOME       MENTS      PERIOD     RETURN(2)    (000'S)
--------------------------------------------------------------------------------------------------------------------------
                                        Capital Appreciation Portfolio -- Class 1
12/31/98    $32.21       $ 0.04        $ 6.24        $ 6.28      $(0.02)     $(2.88)     $35.59        22.2%    $1,100,646
12/31/99     35.59         0.08         23.40         23.48       (0.03)      (2.02)      57.02        67.6      1,986,888
12/31/00     57.02         0.11         (3.39)        (3.28)      (0.05)      (6.25)      47.44        (7.5)     1,954,892
12/31/01     47.44        (0.06)        (7.82)        (7.88)      (0.10)      (9.85)      29.61       (12.6)     1,628,155
12/31/02     29.61        (0.04)        (6.67)        (6.71)        --          --        22.90       (22.7)(7)  1,021,172
                                        Capital Appreciation Portfolio -- Class 2
12/31/01(3)   42.82          --         (3.28)        (3.28)      (0.09)      (9.85)      29.60        (3.3)        16,565
12/31/02     29.60        (0.07)        (6.68)        (6.75)        --          --        22.85       (22.8)(7)     63,049
                                        Capital Appreciation Portfolio -- Class 3
12/31/02(4)   21.35       (0.02)         1.52          1.50         --          --        22.85         5.5(7)       4,769
                                          Natural Resources Portfolio -- Class 1
12/31/98     14.42         0.21         (2.72)        (2.51)      (0.19)      (0.13)      11.59       (17.3)        39,299
12/31/99     11.59         0.14          4.67          4.81       (0.18)        --        16.22        41.5         54,391
12/31/00     16.22         0.09          3.06          3.15       (0.14)        --        19.23        19.4         71,625
12/31/01     19.23         0.21         (0.49)        (0.28)      (0.07)      (1.22)      17.66        (1.0)        71,144
12/31/02     17.66         0.15          1.27          1.42       (0.16)      (0.95)      17.97         8.3         87,637
                                          Natural Resources Portfolio -- Class 2
12/31/01(3)   19.46        0.03         (0.56)        (0.53)      (0.07)      (1.22)      17.64        (2.3)           991
12/31/02     17.64         0.11          1.29          1.40       (0.13)      (0.95)      17.96         8.2          7,143
                                          Natural Resources Portfolio -- Class 3
12/31/02(4)   16.09        0.01          1.86          1.87         --          --        17.96        11.5            288
                                             Multi-Asset Portfolio -- Class 1
12/31/98     13.52         0.30          2.56          2.86       (0.40)      (2.49)      13.49        24.5        146,712
12/31/99     13.49         0.26          1.28          1.54       (0.34)      (2.11)      12.58        12.5        129,442
12/31/00     12.58         0.27         (0.21)         0.06       (0.30)      (2.44)       9.90        (0.6)       106,298
12/31/01      9.90         0.20         (0.74)        (0.54)      (0.28)      (1.18)       7.90        (4.3)        87,071
12/31/02      7.90         0.13         (1.16)        (1.03)      (0.21)        --         6.66       (13.0)(7)     64,262
                                        Strategic Multi-Asset Portfolio -- Class 1
12/31/98     11.28         0.23          1.13          1.36       (0.26)      (1.92)      10.46        15.2         49,254
12/31/99     10.46         0.24          2.50          2.74       (0.17)      (1.26)      11.77        28.2         79,273
12/31/00     11.77         0.29         (0.85)        (0.56)      (0.26)      (1.60)       9.35        (5.6)        61,771
12/31/01      9.35         0.22         (1.08)        (0.86)      (0.44)      (1.43)       6.62        (7.4)        49,059
12/31/02      6.62         0.13         (0.95)        (0.82)      (0.05)        --         5.75       (12.4)(7)     36,914


                         RATIO OF NET
           RATIO OF       INVESTMENT
           EXPENSES      INCOME (LOSS)   PORTFOLIO
 PERIOD   TO AVERAGE      TO AVERAGE     TURNOVER
 ENDED    NET ASSETS      NET ASSETS       RATE
-------------------------------------------------------------------------------------------------------------
          Capital Appreciation Portfolio -- Class
                             1
12/31/98      0.7%            0.1%          59.6%
12/31/99      0.7             0.2           63.7
12/31/00      0.7             0.2           84.2
12/31/01      0.8(6)         (0.2)(6)       68.2
12/31/02      0.8(8)         (0.2)(8)       79.5
          Capital Appreciation Portfolio -- Class
                              2
12/31/01      0.9(5)(6)      (0.2)(5)(6)    68.2
12/31/02      0.9(8)         (0.3)(8)       79.5
          Capital Appreciation Portfolio -- Class
                              3
12/31/02      1.0(5)(8)      (0.3)(5)(8)    79.5
           Natural Resources Portfolio -- Class 1
12/31/98      0.9             1.6           51.2
12/31/99      1.0             1.0           86.7
12/31/00      0.9             0.5           85.0
12/31/01      0.9(6)          1.1(6)        48.3
12/31/02      0.9             0.8           57.8
           Natural Resources Portfolio -- Class 2
12/31/01      1.1(5)(6)       0.5(5)(6)     48.3
12/31/02      1.1             0.6           57.8
           Natural Resources Portfolio -- Class 3
12/31/02      1.2(5)          0.3(5)        57.8
              Multi-Asset Portfolio -- Class 1
12/31/98      1.1             2.2           51.1
12/31/99      1.1             2.0           40.9
12/31/00      1.1             2.2           35.9
12/31/01      1.1(6)          2.2(6)        30.3
12/31/02      1.1(8)          1.8(8)        61.9
          Strategic Multi-Asset Portfolio -- Class
                              1
12/31/98      1.5             2.0          157.1
12/31/99      1.5             2.4          158.9
12/31/00      1.2             2.6          165.4
12/31/01      1.2(6)          2.7(6)       178.9
12/31/02      1.3(8)          2.0(8)       161.3

---------------
(1) Calculated based upon average shares outstanding
(2) Does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, the total return would have been lower for each period presented.
(3) Inception date of class is July 9, 2001.
(4) Inception date of class is September 30, 2002.
(5) Annualized.
(6) The ratio is net of custody credit of less than 0.01%.
(7) Includes expense reductions. (Note 10)
(8) Excludes expense reductions. If expense reductions had been applied, the ratio of expenses and net investment income to average net assets would have remained the same. (Note 10)
See Notes to Financial Statements.
---------------------
    60

---------------------

ANCHOR SERIES TRUST
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE TRUSTEES AND SHAREHOLDERS OF ANCHOR SERIES TRUST

In our opinion, the accompanying statements of assets and liabilities, including the investment portfolios, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Money Market Portfolio, Government and Quality Bond Portfolio, Growth and Income Portfolio, Growth Portfolio, Capital Appreciation Portfolio, Natural Resources Portfolio, Multi-Asset Portfolio and Strategic Multi-Asset Portfolio (constituting the eight Portfolios of Anchor Series Trust, hereafter referred to as the "Trust") at December 31, 2002, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers, LLP
New York, New York
February 19, 2003

                                                           ---------------------

---------------------

ANCHOR SERIES TRUST
TRUSTEE INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

  The following table contains basic information regarding the Trustees that oversee operations of the Portfolios and other investment companies within the AIG SunAmerica Mutual Funds complex.

                                                                                             NUMBER OF
                                             TERM OF                                       PORTFOLIOS IN
                            POSITION HELD   OFFICE AND                                          FUND
            NAME,               WITH        LENGTH OF               PRINCIPAL                 COMPLEX               OTHER
         ADDRESS AND         SUNAMERICA        TIME             OCCUPATIONS DURING            OVERSEEN          DIRECTORSHIPS
        DATE OF BIRTH*         COMPLEX        SERVED               PAST 5 YEARS            BY TRUSTEE(1)      HELD BY TRUSTEE(2)
        --------------      -------------   ----------   --------------------------------  --------------   ----------------------
    DISINTERESTED TRUSTEES
    S. James Coppersmith     Trustee         18 years    Retired; formerly, President and        45         Director of BJ's
    DOB: February 21, 1933                               General Manager, WCVB-TV, a                        Wholesale Club, Inc.;
                                                         division of the Hearst Corp.                       Member of Board of
                                                         (1982 to 1994); Director/Trustee                   Governors of the
                                                         of AIG SunAmerica Mutual Funds                     Boston Stock Exchange.
                                                         ("SAMF") SAMF and Anchor Series
                                                         Trust ("AST").
    Samuel M. Eisenstat      Chairman of     17 years    Attorney, solo practitioner;            46         Director of North
    DOB: March 7, 1940       the Board                   Chairman of the Boards of                          European Oil Royalty
                                                         Directors/Trustees of SAMF and                     Trust.
                                                         AST, Director of SunAmerica
                                                         Series Floating Rate Fund
                                                         ("SASFRF").
    Stephen J. Gutman        Trustee         18 years    Partner and Managing Member of          46         None
    DOB: May 10, 1943                                    B.B. Associates LLC (menswear
                                                         specialty retailing and other
                                                         activities) since 1988;
                                                         Director/Trustee of SAMF, AST
                                                         and SASFRF.
    INTERESTED TRUSTEES
    Peter A. Harbeck(3)      Trustee          8 years    Director and President of the           83         None
    DOB: January 23, 1954                                Advisor, since 1995; Director,
                                                         AIG Financial Advisor Services,
                                                         Inc. ("AIGFAS") since 2000;
                                                         Director, AIG SunAmerica Capital
                                                         Services, Inc. ("SACS"), since
                                                         1993; Director and President,
                                                         AIG SunAmerica Fund Services,
                                                         Inc. ("SAFS"), since 1988;
                                                         Director/Trustee, SAMF, AST and
                                                         SASFR; Director, VALIC Company I
                                                         and VALIC Company II since
                                                         October 2001.

---------------
 * The business address for each Trustee is the Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992.

(1) The "Fund Complex" consists of all registered investment company portfolios for which SAAMCo serves as investment advisor or business manager. The "Fund Complex" includes the SunAmerica Equity Funds (7 funds), SunAmerica Income Funds (6 funds), SunAmerica Money Market Funds (2 funds), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Strategic Investment Series, Inc. (7 funds), SunAmerica Style Select Series, Inc. (15 portfolios), Anchor Pathway Fund (7 funds), Anchor Series Trust (8 portfolios), Seasons Series Trust (19 portfolios), SunAmerica Series Trust (33 portfolios), VALIC Company I (22 portfolios), and VALIC Company II (15 funds).

(2) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. "public companies") or other investment companies registered under the Investment Company Act of 1940.

(3) Interested Trustee, as defined within the Investment Company Act of 1940 because he serves as President of SAAMCo.

Additional information concerning the Trustees is contained in the Statement of Additional Information and is available without charge by calling (800) 858-8850.
---------------------
    62

---------------------

ANCHOR SERIES TRUST
SHAREHOLDERS TAX INFORMATION (UNAUDITED)

Certain tax information regarding the Anchor Series Trust is required to be provided to shareholders based upon each Portfolio's income and distributions for the taxable year ended December 31, 2002. The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2002. The information necessary to complete your income tax returns will be included with your Form 1099-DIV which will be sent to you under separate cover in January 2003.

During the year ended December 31, 2002 the Portfolios paid the following dividends per share along with the percentage of ordinary income dividends that qualified for the 70% dividends received deductions for corporations:

                                                                NET            NET              NET        QUALIFYING % FOR THE
                                                   TOTAL     INVESTMENT     SHORT-TERM       LONG-TERM        70% DIVIDENDS
                                                 DIVIDENDS     INCOME     CAPITAL GAINS*   CAPITAL GAINS    RECEIVED DEDUCTION
                                                 ---------   ----------   --------------   -------------   --------------------
Money Market Portfolio -- Class 1..............    $0.01       $0.01          $  --            $  --                  --%
Government and Quality Bond Portfolio -- Class
  1............................................     0.54        0.54             --               --                  --
Government and Quality Bond Portfolio -- Class
  2............................................     0.51        0.51             --               --                  --
Government and Quality Bond Portfolio -- Class
  3............................................       --          --             --               --                  --
Growth and Income Portfolio -- Class 1.........     1.06        0.05             --             1.01              100.00
Growth Portfolio -- Class 1....................     0.08        0.08             --               --              100.00
Growth Portfolio -- Class 2....................     0.05        0.05             --               --              100.00
Growth Portfolio -- Class 3....................       --          --             --               --              100.00
Capital Appreciation Portfolio -- Class 1......       --          --             --               --                  --
Capital Appreciation Portfolio -- Class 2......       --          --             --               --                  --
Capital Appreciation Portfolio -- Class 3......       --          --             --               --                  --
Natural Resources Portfolio -- Class 1.........     1.11        0.16           0.15             0.80               20.04
Natural Resources Portfolio -- Class 2.........     1.08        0.13           0.15             0.80               20.04
Natural Resources Portfolio -- Class 3.........       --          --             --               --               20.04
Multi-Asset Portfolio -- Class 1...............     0.21        0.21             --               --               33.31
Strategic Multi-Asset Portfolio -- Class 1.....     0.05        0.05             --               --               45.50

---------------
* Short-term capital gains are treated as ordinary income for tax purposes.

                                                           ---------------------

---------------------

    COMPARISONS: PORTFOLIOS VS. STOCKS

              Wellington Management Company, LLP is pleased to provide the following investment comments regarding the eight Anchor Series Trust Portfolios for the fiscal year ended December 31, 2002. The accompanying graphs compare the performance of a $10,000 investment in each Portfolio (except Money Market) to a $10,000 investment in a comparable securities index over the ten year period ended December 31, 2002. Importantly, such indices represent "paper" Portfolios and do not reflect the costs and expenses of actual investing.

              THE FOLLOWING GRAPHS AND TABLES SHOW THE PERFORMANCE OF THE PORTFOLIOS AT THE ANCHOR SERIES TRUST LEVEL AND INCLUDE ALL TRUST EXPENSES, BUT NO INSURANCE COMPANY EXPENSES ASSOCIATED WITH THE VARIABLE ANNUITY AND NO CONTINGENT DEFERRED SALES CHARGE. NO EXPENSES ARE DEDUCTED FROM THE PERFORMANCE OF THE INDICES. ALL DIVIDENDS ARE ASSUMED TO BE REINVESTED.

              Investments in stocks and bonds are subject to risk, including stock market and interest-rate fluctuations. Investments in non-U.S. stocks are subject to additional risks, including political and social instability, differing securities regulations and accounting standards, and limited public information. Mortgage-backed securities are subject to prepayment, which can result in reinvestment of principal at lower yields. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other Portfolios, is not guaranteed by the U.S. government or any other entity. There can be no assurance that the Money Market Portfolio will be able to maintain a stable net asset value of $1.00 per share.

---------------------

              Money Market Portfolio

                The Money Market Portfolio -- Class 1 returned 1.1% in 2002. The
              Federal Reserve Board maintained low interest rates throughout 2002, and in fact, lowered their benchmark federal funds rate late in the year. This rate reduction drove yields on the short-term investments even lower, and the returns in the portfolio reflect these lower yields.

---------------------

---------------------

          FIXED-INCOME PORTFOLIOS

           [GOVERNMENT/QUALITY BOND PORTFOLIO GRAPHIC]

                                                                GOVERNMENT AND QUALITY BOND         LEHMAN BROS AGGREGATE BOND
                                                                         PORTFOLIO                            INDEX
                                                                ---------------------------         --------------------------
12/92                                                                      10000                              10000
12/93                                                                      10827                              10975
12/94                                                                      10495                              10655
12/95                                                                      12532                              12623
12/96                                                                      12895                              13080
12/97                                                                      14124                              14346
12/98                                                                      15431                              15591
12/99                                                                      15177                              15461
12/00                                                                      16899                              17259
12/01                                                                      18069                              18714
12/02                                                                      19756                              20633

           GOVERNMENT AND QUALITY BOND PORTFOLIO
           AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/02

                                                                CLASS 1    CLASS 2*    CLASS 3*
                                                                -------    --------    --------
1-year                                                           9.33%       9.11%      N/A

5-year                                                           6.94%      N/A         N/A

10-year                                                          7.05%      N/A         N/A

* Inception dates for Class and Class are July 9, 2001 and September 30, 2002, respectively.

The Lehman Brothers Aggregate Bond Index combines several Lehman Brothers indices which include the government and corporate markets, agency mortgage pass-through securities, and asset-backed securities.

              GOVERNMENT AND QUALITY BOND PORTFOLIO -- CLASS 1

                In 2002, the Government & Quality Bond Portfolio -- Class 1
              returned 9.3%, slightly behind the 10.3% return of the Lehman Brothers Aggregate Index. The Portfolio's concentration in high quality, investment-grade bonds provided investors shelter from the significant losses in the stock market last year. Relative to its benchmark index, the main detractors from the Portfolio's performance were an overweight position in mortgages and adverse allocations along the treasury yield curve.

              The graph represents past performance, which is not indicative of future results.

                                                           ---------------------

          EQUITY PORTFOLIOS

[GROWTH AND INCOME PORTFOLIO GRAPHIC]

                                                                GROWTH AND INCOME PORTFOLIO               S&P 500 INDEX
                                                                ---------------------------               -------------
12/92                                                                      10000                              10000
12/93                                                                      12202                              11008
12/94                                                                      11022                              11153
12/95                                                                      12851                              15344
12/96                                                                      15440                              18869
12/97                                                                      19881                              25163
12/98                                                                      25878                              32355
12/99                                                                      29988                              39165
12/00                                                                      27978                              35599
12/01                                                                      24786                              31369
12/02                                                                      18761                              24436

GROWTH AND INCOME PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/02

1-year                                                        -24.31%
5-year                                                        -1.15%
10-year                                                        6.49%

The S&P 500 Composite Index tracks the performance of 500 large company stocks which are designed to represent price movements in the U.S. equity market. Companies are chosen for market size and liquidity so that, in aggregate, they represent a broad distribution across industry groups. The index includes both foreign and domestic stocks traded publicly in the U.S. Because it is market weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

              GROWTH AND INCOME PORTFOLIO -- CLASS 1

                The Growth & Income Portfolio -- Class 1 posted a -24.3% return in 2002, trailing the S&P 500 Index return of -22.1%. Relative underperformance was due primarily to poor stock selection in the consumer staples and consumer discretionary sectors. In addition, exposure to Tyco and Worldcom hurt performance during the reporting period. These two companies were prime examples of the corporate accounting scandals that scarred the performance of the equity markets last year.

              The graph represents past performance, which is not indicative of future results.

---------------------

[GROWTH PORTFOLIO GRAPHIC]

                                                    GROWTH PORTFOLIO              S&P 500 INDEX            RUSSELL 3000 INDEX
                                                    ----------------              -------------            ------------------
12/92                                                   10000.00                    10000.00
12/93                                                   10775.00                    11008.00
12/94                                                   10267.00                    11153.00                    10000.00
12/95                                                   12969.00                    15344.00                    13680.00
12/96                                                   16217.00                    18869.00                    16665.00
12/97                                                   21148.00                    24163.00                    21962.00
12/98                                                   27274.00                    32355.00                    27263.00
12/99                                                   34620.00                    39165.00                    32962.00
12/00                                                   34263.00                    35599.00                    30503.00
12/01                                                   29778.00                    31369.00                    27008.00
12/02                                                   23183.00                    24436.00                    21190.00

THE GROWTH PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/02

                                                                CLASS 1    CLASS 2*    CLASS 3*
                                                                -------    --------    --------
1-year                                                          -22.15%    -22.28%       N/A

5-year                                                           1.85%        N/A        N/A

10-year                                                          8.77%        N/A        N/A

* Inception dates for Class 2 and Class 3 are July 9, 2001 and September 30, 2002, respectively.

The S&P 500 Composite Index tracks the performance of 500 large company stocks which are designed to represent price movements in the U.S. equity market. Companies are chosen for market size and liquidity so that, in aggregate, they represent a broad distribution across industry groups. The index includes domestic stocks traded publicly in the U.S. Because it is market weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

  The Russell 3000 performance is shown beginning in 1995 to coincide with the inception of the current multi-cap approach for this portfolio. The Russell 3000 Index is an unmanaged, weighted index of the 3,000 largest publicly traded companies by market capitalization in the United States and is broadly representative of the universe of potential securities in which the Portfolio may invest. For comparison purposes, performance for years prior to 1995 are assumed to be the same as the Portfolio.

              GROWTH PORTFOLIO -- CLASS 1

                The Growth Portfolio -- Class 1 returned -22.2% during the reporting period, versus the Russell 3000 Index return of -21.5% for the same period. Portfolio under-performance was due in large part to poor stock selection in the consumer staples, telecommunications (Worldcom), and industrials (Tyco) sectors. This Portfolio's multi-cap approach actually helped returns in 2002. While mid-cap and small-cap stocks experienced declines last year, their loss was not as great as large-cap stocks. This built-in diversification helped mute the effects of the poor results turned in by many of the S&P 500's companies.

              The graph represents past performance, which is not indicative of future results.

                                                           ---------------------

[CAPITAL APPRECIATION PORTFOLIO GRAPHIC]

                                                  CAPITAL APPRECIATION
                                                        PORTFOLIO              RUSSELL 2000 INDEX          RUSSELL 3000 GROWTH
                                                  --------------------         ------------------          -------------------
12/92                                                     10000                       10000                       10000
12/93                                                     12107                       11888                       10369
12/94                                                     11647                       11671                       10598
12/95                                                     15672                       14992                       14473
12/96                                                     19612                       17464                       17640
12/97                                                     24599                       21370                       22710
12/98                                                     30061                       20826                       30663
12/99                                                     50375                       25253                       41034
12/00                                                     46612                       24490                       31836
12/01                                                     40734                       25099                       25588
12/02                                                     31503                       19958                       18414

CAPITAL APPRECIATION PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/02

                                                                CLASS 1    CLASS 2*    CLASS 3*
                                                                -------    --------    --------
1-year                                                          -22.66%    -22.80%       N/A

5-year                                                            5.07%       N/A        N/A

10-year                                                          12.16%       N/A        N/A

* Inception dates for Class 2 and Class 3 are July 9, 2001 and September 30, 2002, respectively.

The Russell 3000 Growth Index measure the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this index are also members of either the Russell 3000 Growth or the Russell 2000* Growth Indices.

Russell 2000 Index is an unmanaged, weighted index of the top 2,000 smallest publicly traded companies within the Russell 3000 Index (the largest 3000 United States companies based on total market capitalization). The Custom Index consists of 45% S&P 500 Composite Index, 45% Russell 2000 Index, and 10% MSCI AC World Free ex-U.S. Index.

              CAPITAL APPRECIATION PORTFOLIO -- CLASS 1

                The Capital Appreciation Portfolio -- Class 1 benchmark was changed in 2002 from the Russell 2000 Index, which is comprised solely of small stocks, to the Russell 3000 Growth Index, which we believe is more in line with the Portfolio's investment style. The Portfolio returned -22.7% during the reporting period, compared to a return of -28.0% for the Russell 3000 Growth Index. Good stock selection and few holdings in the battered Technology sector were the keys to the Portfolio's outperformance. On the negative side, however, the Portfolio held an underweight position in consumer staples sector, which held up better than the rest of the market in 2002.

              The graph represents past performance, which is not indicative of future results.

---------------------

[NATURAL RESOURCES PORTFOLIO GRAPHIC]

                                                                                                                    MSCI/S&P
                                     NATURAL                                MSCI/S&P            MSCI/S&P          WORLD ENERGY
                                    RESOURCES                            WORLD METALS &      WORLD OIL & GAS       EQUIPMENT &
                                    PORTFOLIO         S&P 500 INDEX       MINING INDEX            INDEX          SERVICES INDEX
                                    ---------         -------------      --------------      ---------------     --------------
12/92                               10000.00            10000.00
12/93                               13615.00            11008.00
12/94                               13752.00            11153.00            13752.00            13752.00            13752.00
12/95                               16153.00            15344.00            14108.00            17075.00            18388.00
12/96                               18432.00            18869.00            13816.00            21151.00            25969.00
12/97                               16849.00            25163.00             9947.00            25080.00            36724.00
12/98                               13928.00            32355.00             8914.00            27007.00            19377.00
12/99                               19709.00            39165.00            13593.00            32925.00            28004.00
12/00                               23537.00            35599.00            10565.00            34197.00            37806.00
12/01                               23300.00            31369.00            10862.00            32545.00            26616.00
12/02                               25241.00            24436.00            10614.00            30832.00            23077.00

NATURAL RESOURCES PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/02

                                                                CLASS 1    CLASS 2     CLASS 3
                                                                -------    --------    --------
1-year                                                           8.33%       8.24%       N/A

5-year                                                           8.42%        N/A        N/A

10-year                                                          9.70%        N/A        N/A

* Inception dates for Class 2 and Class 3 are July 9, 2001 and September 30, 2002, respectively.

The S&P 500 Index tracks the performance of 500 large company stocks which are designed to represent price movements in the U.S. equity market. Companies are chosen for market size and liquidity so that, in aggregate, they represent a broad distribution across industry groups. The index includes domestic stocks traded publicly in the U.S. Because it is market weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

The MSCI Energy Sources, Gold Mines and Non-Ferrous Metals indices were previously used for comparison of specific commodities underlying the Natural Resources Portfolio. However, the indices are no longer in existence. Therefore, the Portfolio will now use the MSCI/S&P World Metals & Mining, World Oil & Gas and World Energy Equipment & Service Indices as a comparison for performance.

The MSCI/S&P World Metals & Mining Index consists of companies conducting business in the following industries: aluminum, diversified metals and mining, gold, precious metals and minerals and steel.

MSCI/S&P World Oil & Gas Index is comprised of integrated oil companies engaged in the exploration, production, refinement, transportation, distribution, and marketing of oil and gas products.

The MSCI/S&P World Energy, Equipment & Services is comprised of manufacturers of oil rigs and drilling equipment, and providers of drilling services and manufactures of equipment for and providers of services to the oil and gas industry, including seismic data collection services.

The inception of the MSCI/S&P World indices was 1995. For purposes of this chart the indices were assumed to have returns identical to the Anchor Series Trust Natural Resources Portfolio up until their introduction in 1995.
              NATURAL RESOURCES PORTFOLIO -- CLASS 1

                The Natural Resources -- Class 1 was a bright spot in a year of disappointing equity returns. The Portfolio returned 8.3% in 2002, compared to the S&P 500 Index return of -22.1%. Many of the sectors the Portfolio focuses on benefited from rising commodity prices. Specifically, strength in gold, oil, and natural gas markets led to increases in the value of Portfolio holdings.

              The graph represents past performance, which is not indicative of future results.

                                                           ---------------------

          BALANCED PORTFOLIOS

[MULTI-ASSET PORTFOLIO GRAPHIC]

                                                                                          LEHMAN BROS
                                            MULTI-ASSET                                  AGGREGATE BOND
                                             PORTFOLIO            S&P 500 INDEX              INDEX               CUSTOM INDEX
                                            -----------           -------------          --------------          ------------
12/92                                         10000.00               10000.00               10000.00               10000.00
12/93                                         10731.00               11008.00               10975.00               10965.00
12/94                                         10550.00               11153.00               10655.00               10969.00
12/95                                         13181.00               15344.00               12623.00               14142.00
12/96                                         15009.00               18869.00               13080.00               16272.00
12/97                                         18180.00               25163.00               14346.00               20077.00
12/98                                         22628.00               32355.00               15591.00               24245.00
12/99                                         25444.00               39165.00               15461.00               27228.00
12/00                                         25298.00               35599.00               17259.00               26888.00
12/01                                         24207.00               31369.00               18714.00               25825.00
12/02                                         21069.00               24436.00               20633.00               23183.00

MULTI-ASSET PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/02

                                              CLASS 1
                                        --------------------
1-year                                          -12.96%
5-year                                            2.99%
10-year                                           7.74%

The S&P 500 Index tracks the performance of 500 large company stocks which are designed to represent price movements in the U.S. equity market. Companies are chosen for market size and liquidity so that, in aggregate, they represent a broad distribution across industry groups. The index includes domestic stocks traded publicly in the U.S. Because it is market weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

The Lehman Brothers Aggregate Index combines several Lehman Brothers indices which include the government and corporate markets, agency mortgage pass-through securities, and asset-backed securities.

The Custom index consists of 60% S&P 500 Composite Index, 35% Lehman Brothers Aggregate Index, and 5% 3-month T-bill.

              MULTI-ASSET PORTFOLIO -- CLASS 1

                The Multi-Asset Portfolio -- Class 1 returned -13.0% in 2002, trailing the custom index return of -10.2%. The Custom Index is comprised of 60% S&P 500 Index, 35% Lehman Brothers Aggregate Bond Index, and 5% Three Month T-bills. The bond component of the Portfolio was in line with its benchmark, but the equity component lagged, leading to the overall underperformance. As of December 31, 2002, equities comprised 63% of the total Portfolio.

    The graph represents past performance, which is not indicative of future results.

---------------------

       [STRATEGIC MULTI-ASSET PORTFOLIO GRAPHIC]

                                                                          SALOMON SMITH
                                                                          BARNEY WORLD
                                                                        GOV'T BOND - U.S.
                                STRATEGIC MULTI-      MSCI AC WORLD       DOLLAR HEDGED
                                 ASSET PORTFOLIO     FREE USD INDEX           INDEX           CUSTOM INDEX        S&P 500 INDEX
                                ----------------     --------------     -----------------     ------------        -------------
12/92                               10000.00            10000.00            10000.00            10000.00            10000.00
12/93                               11531.00            12488.00            11240.00            12051.00            11008.00
12/94                               11233.00            13116.00            10820.00            12375.00            11153.00
12/95                               13791.00            15668.00            12774.00            14667.00            15344.00
12/96                               15833.00            17736.00            13885.00            16390.00            18869.00
12/97                               18101.00            20396.00            15354.00            18616.00            25163.00
12/98                               20854.00            24876.00            17047.00            21828.00            32355.00
12/99                               26723.00            31547.00            17271.00            25705.00            39165.00
12/00                               25223.00            27151.00            19113.00            23779.00            35599.00
12/01                               23366.00            22830.00            20312.00            21751.00            31369.00
12/02                               20465.00            18498.00            21918.00            19343.00            24436.00

STRATEGIC MULTI-ASSET PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/02

                                                                CLASS 1
                                                                -------
1-year                                                          -12.41
5-year                                                           2.49%
10-year                                                          7.42%

The Custom Index consists of 65% MSCI AC World Free, 20% Salomon Smith Barney World Gov't Bond (U.S. dollar Hedged), 10% Lehman Brothers High Yield Index, and 5% 3-month T-bills. The Custom Index prior to 2/28/98 consisted of 30% MSCI AC World Free Ex-U.S. Index, 20% Lehman Brothers Aggregate, 30% S&P 500 Index and 10% Russell 2000 Index, and 10% 3-month T-bills. The Morgan Stanley Capital International (MSCI) All Country (AC) World Free USD Index is a free-float adjusted market capitalization index that is designed to measure equity performance in the global developed and emerging markets and includes the following 49 country indices: Argentina, Australia, Austria, Belgium, Brazil, Canada, Chile, China, Colombia, Czech Republic, Denmark, Egypt, Finland, France, Germany, Greece, Hong King, Hungary, India, Indonesia, Ireland, Israel, Italy, Japan, Jordan, Korea, Malaysia, Mexico, Morocco, Netherlands, New Zealand, Norway, Pakistan, Peru, Philippines, Poland, Portugal, Russia, Singapore, South Africa, Spain, Sweden, Switzerland, Taiwan, Thailand, Turkey, United Kingdom, United States, and Venezuela. MSCI uses an arbitrary sampling of stocks and aims to capture 85% of the total market capitalization at both the country and industry levels.

The Salomon Smith Barney World Government Bond -- U.S. dollar Hedged Index is a market capitalization weighted, total return benchmark designed to cover the government bond markets of Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, Netherlands, Portugal, Spain, Sweden, Switzerland, United Kingdom, and the United States. For a country to be added to the Index, its eligible issues must total at least US$20 billion, EUR 15 billion and Yen 2.5 trillion for three consecutive months.

The S&P 500 Index tracks the performance of 500 large company stocks which are designed to represent price movements in the U.S. equity market. Companies are chosen for market size and liquidity so that, in aggregate, they represent a broad distribution across industry groups. The index includes domestic stocks traded publicly in the U.S. Because it is market weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

        STRATEGIC MULTI-ASSET PORTFOLIO -- CLASS 1

          The Strategic Multi-Asset Portfolio -- Class 1 posted a -12.4% return in 2002, lagging its Custom Index return of -11.1%. The Custom Index is a combination of the following: 65% MSCI AC World Free Index, 20% Solomon Brothers World Government Bond (U.S. dollar hedged), 10% Lehman Brothers High Yield Index and 5% Three Month Treasury bills. The Portfolio is a global asset allocation fund which invests broadly across the world's major stock markets (including large cap and small cap investments) and the world's major bond markets (both investment grade and high yield). The built-in diversification of the Portfolio helped performance, as the losses in equity investments were slightly offset by gains on the bond side. However, overall performance was adversely affected by an overweight position to equities in the first and second quarters of 2002.

    The graph represents past performance, which is not indicative of future results.
                                                           ---------------------

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